UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)        (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code:                (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2013

FORM N-Q

Item 1.	Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments September 30, 2013 (unaudited)

Description	Shares	Value
Lazard US Equity Concentrated Portfolio

Common Stocks | 88.5%

Alcohol & Tobacco | 9.0%

Molson Coors Brewing Co., Class B	436,077	$21,860,540

Commercial Services | 1.3%

LifeLock, Inc.	207,215	3,072,998

Energy Exploration & Production | 5.2%

Anadarko Petroleum Corp.	135,710	12,619,673

Energy Services | 7.5%

Transocean, Ltd.	204,615	9,105,367
US Silica Holdings, Inc.	363,031	9,039,472
		18,144,839

Health Services | 4.9%

Magellan Health Services, Inc. (a)	198,410	11,896,664

Leisure & Entertainment | 5.9%

Viacom, Inc., Class B	172,190	14,391,640

Manufacturing | 4.5%

Tyco International, Ltd.	312,145	10,918,832

Medical Products | 12.1%

Baxter International, Inc.	150,600	9,892,914
CareFusion Corp. (a)	320,865	11,839,918
McKesson Corp.	58,755	7,538,267
		29,271,099

Metals & Mining | 2.2%

Silver Wheaton Corp.	218,840	5,420,667

Pharmaceutical & Biotechnology | 14.7%

Pfizer, Inc.	561,277	16,114,263
Zoetis, Inc.	629,271	19,582,913
		35,697,176

Real Estate | 3.2%

Lexington Realty Trust REIT	700,450	7,866,054

Retail | 8.9%

Advance Auto Parts, Inc.	197,870	16,359,892
American Eagle Outfitters, Inc.	374,965	5,245,760
		21,605,652

Technology Hardware | 9.1%

Apple, Inc.	14,210	6,774,618
Cisco Systems, Inc.	654,310	15,323,940
		22,098,558

Total Common Stocks (Identified cost $200,136,452)		214,864,392

Description	Shares	Value
Short-Term Investment | 12.3%

State Street Institutional Treasury Money Market Fund (Identified cost $29,799,446)	29,799,446	$29,799,446

Total Investments | 100.8% (Identified cost $229,935,898) (b)		$244,663,838

Liabilities in Excess of Cash and Other Assets | (0.8)%		(2,051,024)

Net Assets | 100.0%		$242,612,814

Description	Shares	Value
Lazard US Strategic Equity Portfolio

Common Stocks | 97.4%

Agriculture | 0.5%

The Mosaic Co.	13,875	$596,903

Alcohol & Tobacco | 4.5%

Molson Coors Brewing Co., Class B	106,920	5,359,900

Automotive | 1.0%

General Motors Co. (a)	33,015	1,187,550

Banking | 2.9%

Bank of America Corp.	152,100	2,098,980
Regions Financial Corp.	142,000	1,314,920
		3,413,900

Cable Television | 1.8%

Comcast Corp., Class A	50,250	2,179,342

Chemicals | 2.1%

Eastman Chemical Co.	31,200	2,430,480

Commercial Services | 3.0%

Corrections Corp. of America	68,130	2,353,891
Republic Services, Inc.	35,400	1,180,944
		3,534,835

Computer Software | 2.1%

Check Point Software Technologies, Ltd. (a)	22,400	1,266,944
Microsoft Corp.	36,500	1,215,815
		2,482,759

Consumer Products | 0.5%

Hasbro, Inc.	12,300	579,822

Energy Exploration & Production | 6.4%

Anadarko Petroleum Corp.	25,100	2,334,049
Apache Corp.	37,100	3,158,694
Devon Energy Corp.	36,800	2,125,568
		7,618,311

Energy Integrated | 4.5%

Chevron Corp.	14,300	1,737,450
Consol Energy, Inc.	63,350	2,131,727
HollyFrontier Corp.	33,400	1,406,474
		5,275,651

Energy Services | 2.0%

Transocean, Ltd.	53,100	2,362,950

Financial Services | 7.1%

American Express Co.	33,200	2,507,264
Citigroup, Inc.	72,850	3,533,953
IntercontinentalExchange, Inc. (a)	6,525	1,183,766

Description	Shares	Value
Morgan Stanley	42,300	$1,139,985
		8,364,968

Food & Beverages | 1.3%

Sysco Corp.	47,650	1,516,699

Health Services | 1.0%

UnitedHealth Group, Inc.	16,250	1,163,663

Insurance | 1.4%

The Hartford Financial Services Group, Inc.	55,000	1,711,600

Leisure & Entertainment | 3.9%

Expedia, Inc.	11,700	605,943
Viacom, Inc., Class B	48,550	4,057,809
		4,663,752

Manufacturing | 6.2%

Carpenter Technology Corp.	20,970	1,218,566
Honeywell International, Inc.	17,893	1,485,835
Joy Global, Inc.	21,500	1,097,360
Terex Corp. (a)	32,600	1,095,360
Tyco International, Ltd.	71,300	2,494,074
		7,391,195

Medical Products | 8.4%

Baxter International, Inc.	57,700	3,790,313
CareFusion Corp. (a)	99,000	3,653,100
McKesson Corp.	19,105	2,451,171
		9,894,584

Pharmaceutical & Biotechnology | 9.5%

Gilead Sciences, Inc. (a)	38,300	2,406,772
Pfizer, Inc.	166,919	4,792,245
Zoetis, Inc.	131,769	4,100,651
		11,299,668

Real Estate | 2.1%

Lexington Realty Trust REIT	97,100	1,090,433
Vornado Realty Trust	16,100	1,353,366
		2,443,799

Retail | 9.6%

Advance Auto Parts, Inc.	39,700	3,282,396
American Eagle Outfitters, Inc.	104,105	1,456,429
AutoZone, Inc. (a)	2,816	1,190,407
CVS Caremark Corp.	35,200	1,997,600
J.C. Penney Co., Inc. (a)	43,600	384,552
Macy’s, Inc.	29,800	1,289,446
Wal-Mart Stores, Inc.	24,055	1,779,108
		11,379,938

Semiconductors & Components | 1.7%

Intel Corp.	40,400	925,968

Description	Shares	Value
Lazard US Strategic Equity Portfolio (concluded)

Texas Instruments, Inc.	26,600	$1,071,182
		1,997,150

Technology | 1.1%

Google, Inc., Class A (a)	1,550	1,357,661

Technology Hardware | 11.7%

Apple, Inc.	6,470	3,084,573
Cisco Systems, Inc.	198,805	4,656,013
EMC Corp.	110,600	2,826,936
Hewlett-Packard Co.	42,100	883,258
Qualcomm, Inc.	35,400	2,384,544
		13,835,324

Telecommunications | 1.1%

CenturyLink, Inc.	40,300	1,264,614

Total Common Stocks (Identified cost $102,879,197)		115,307,018

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B (Identified cost $453,501) (a), (c)	181,401	0

Short-Term Investment | 3.5%

State Street Institutional Treasury Money Market Fund (Identified cost $4,158,252)	4,158,252	4,158,252

Total Investments | 100.9% (Identified cost $107,490,950) (b)		$119,465,270

Liabilities in Excess of Cash and Other Assets | (0.9)%		(1,048,355)

Net Assets | 100.0%		$118,416,915

Description	Shares	Value
Lazard US Mid Cap Equity Portfolio

Common Stocks | 98.7%

Aerospace & Defense | 2.4%

B/E Aerospace, Inc. (a)	11,675	$861,848
Rockwell Collins, Inc.	5,775	391,892
		1,253,740

Alcohol & Tobacco | 4.4%

Molson Coors Brewing Co., Class B	45,725	2,292,194

Banking | 4.2%

East West Bancorp, Inc.	16,125	515,194
Regions Financial Corp.	110,625	1,024,387
Signature Bank (a)	6,875	629,200
		2,168,781

Chemicals | 2.5%

Eastman Chemical Co.	16,625	1,295,088

Commercial Services | 8.1%

Blackhawk Network Holdings, Inc.	35,775	859,673
Corrections Corp. of America	24,861	858,948
LifeLock, Inc.	1,300	19,272
Republic Services, Inc.	35,625	1,188,450
The Interpublic Group of Cos., Inc.	36,575	628,359
Vantiv, Inc., Class A (a)	23,025	643,318
		4,198,020

Computer Software | 4.0%

Check Point Software Technologies, Ltd. (a)	20,400	1,153,824
Informatica Corp. (a)	13,050	508,558
TIBCO Software, Inc. (a)	16,450	420,956
		2,083,338

Consumer Products | 2.4%

Hasbro, Inc.	26,950	1,270,423

Energy | 0.8%

Pattern Energy Group, Inc.	17,700	414,180

Energy Exploration & Production | 3.0%

Athlon Energy, Inc.	6,200	202,740
EQT Corp.	5,400	479,088
Noble Energy, Inc.	12,925	866,104
		1,547,932

Energy Integrated | 0.7%

Consol Energy, Inc.	10,100	339,865

Energy Services | 2.8%

Cameron International Corp. (a)	8,675	506,360
Dresser-Rand Group, Inc. (a)	4,000	249,600
Frank’s International NV	10,325	309,027

Description	Shares	Value
US Silica Holdings, Inc.	15,625	$389,063
		1,454,050

Financial Services | 4.4%

Ameriprise Financial, Inc.	6,150	560,142
IntercontinentalExchange, Inc. (a)	9,625	1,746,168
		2,306,310

Food & Beverages | 1.7%

Sysco Corp.	27,725	882,487

Health Services | 5.9%

Aetna, Inc.	13,925	891,479
AmerisourceBergen Corp.	24,875	1,519,862
Magellan Health Services, Inc. (a)	10,900	653,564
		3,064,905

Insurance | 5.6%

Lincoln National Corp.	25,350	1,064,447
The Hartford Financial Services Group, Inc.	29,075	904,814
Willis Group Holdings PLC	22,025	954,343
		2,923,604

Leisure & Entertainment | 1.4%

Diamond Resorts International, Inc.	20,100	378,081
Expedia, Inc.	7,300	378,067
		756,148

Manufacturing | 5.2%

Dover Corp.	14,700	1,320,501
Joy Global, Inc.	11,950	609,928
Tyco International, Ltd.	21,875	765,187
		2,695,616

Medical Products | 3.6%

CareFusion Corp. (a)	50,475	1,862,528

Metal & Glass Containers | 1.1%

Owens-Illinois, Inc. (a)	19,150	574,883

Pharmaceutical & Biotechnology | 5.8%

Ariad Pharmaceuticals, Inc. (a)	27,975	514,740
Quintiles Transnational Holdings, Inc.	14,225	638,418
Vertex Pharmaceuticals, Inc. (a)	7,200	545,904
Zoetis, Inc.	41,725	1,298,482
		2,997,544

Real Estate | 4.4%

Kilroy Realty Corp. REIT	10,400	519,480
Lexington Realty Trust REIT	86,300	969,149
The Macerich Co. REIT	14,150	798,626
		2,287,255

Retail | 12.1%

Advance Auto Parts, Inc.	9,825	812,331

Description	Shares	Value
Lazard US Mid Cap Equity Portfolio (concluded)

AutoZone, Inc. (a)	4,315	$1,824,080
Macy’s, Inc.	43,975	1,902,798
Ross Stores, Inc.	24,475	1,781,780
		6,320,989

Semiconductors & Components | 4.9%

Applied Materials, Inc.	27,300	478,842
Avago Technologies, Ltd.	13,800	595,056
TE Connectivity, Ltd.	11,825	612,298
Xilinx, Inc.	18,250	855,195
		2,541,391

Technology | 4.5%

Amdocs, Ltd.	9,000	329,760
Fidelity National Information Services, Inc.	27,250	1,265,490
NetScout Systems, Inc. (a)	29,400	751,758
		2,347,008

Technology Hardware | 2.8%

NetApp, Inc.	34,155	1,455,686

Total Common Stocks (Identified cost $44,744,459)		51,333,965

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B (Identified cost $1,307,499) (a), (c)	523,000	0

Short-Term Investment | 2.4%

State Street Institutional Treasury Money Market Fund (Identified cost $1,252,869)	1,252,869	1,252,869

Total Investments | 101.1% (Identified cost $47,304,827) (b)		$52,586,834

Liabilities in Excess of Cash and Other Assets | (1.1)%		(547,861)

Net Assets | 100.0%		$52,038,973

Description	Shares	Value
Lazard US Small-Mid Cap Equity Portfolio

Common Stocks | 97.2%

Aerospace & Defense | 1.2%

B/E Aerospace, Inc. (a)	55,900	$4,126,538

Alcohol & Tobacco | 1.5%

Molson Coors Brewing Co., Class B	101,600	5,093,208

Automotive | 1.8%

Modine Manufacturing Co. (a)	196,620	2,876,551
Tenneco, Inc. (a)	68,750	3,471,875
		6,348,426

Banking | 5.5%

East West Bancorp, Inc.	144,300	4,610,385
PacWest Bancorp	186,501	6,408,174
Signature Bank (a)	45,200	4,136,704
Wintrust Financial Corp.	93,573	3,843,043
		18,998,306

Chemicals | 2.7%

Rockwood Holdings, Inc.	54,900	3,672,810
Solazyme, Inc. (a)	307,720	3,314,144
Taminco Corp.	117,700	2,389,310
		9,376,264

Commercial Services | 1.3%

Blackhawk Network Holdings, Inc.	179,865	4,322,156
LifeLock, Inc.	8,700	128,974
		4,451,130

Computer Software | 7.4%

Autodesk, Inc. (a)	85,765	3,530,945
Informatica Corp. (a)	91,050	3,548,219
j2 Global, Inc.	76,360	3,781,347
Red Hat, Inc. (a)	91,550	4,224,117
TIBCO Software, Inc. (a)	176,900	4,526,871
Web.com Group, Inc. (a)	178,800	5,782,392
		25,393,891

Construction & Engineering | 2.4%

MasTec, Inc. (a)	152,000	4,605,600
Quanta Services, Inc. (a)	135,900	3,738,609
		8,344,209

Consumer Products | 4.0%

Fox Factory Holding Corp.	153,268	2,953,474
Hasbro, Inc.	86,100	4,058,754
Matthews International Corp., Class A	118,914	4,528,245
The Middleby Corp. (a)	11,300	2,360,683
		13,901,156

Description	Shares	Value
Electric | 1.0%

TECO Energy, Inc.	207,000	$3,423,780

Energy | 1.4%

Pattern Energy Group, Inc.	208,200	4,871,880

Energy Exploration & Production | 3.2%

Athlon Energy, Inc.	178,200	5,827,140
PDC Energy, Inc. (a)	85,985	5,119,547
		10,946,687

Energy Services | 4.6%

Dresser-Rand Group, Inc. (a)	54,800	3,419,520
Frank’s International NV	131,000	3,920,830
Key Energy Services, Inc. (a)	575,200	4,193,208
US Silica Holdings, Inc.	168,083	4,185,267
		15,718,825

Financial Services | 1.3%

Waddell & Reed Financial, Inc., Class A	88,600	4,561,128

Forest & Paper Products | 1.8%

KapStone Paper and Packaging Corp.	68,400	2,927,520
Schweitzer-Mauduit International, Inc.	56,560	3,423,577
		6,351,097

Health Services | 2.3%

Brookdale Senior Living, Inc. (a)	128,000	3,366,400
Magellan Health Services, Inc. (a)	76,605	4,593,236
		7,959,636

Housing | 1.1%

Taylor Morrison Home Corp., Class A	167,700	3,798,405

Insurance | 5.1%

American Equity Investment Life Holding Co.	249,000	5,283,780
Arch Capital Group, Ltd. (a)	58,800	3,182,844
Brown & Brown, Inc.	161,300	5,177,730
Reinsurance Group of America, Inc.	61,700	4,133,283
		17,777,637

Leisure & Entertainment | 4.1%

Bally Technologies, Inc. (a)	51,740	3,728,385
Diamond Resorts International, Inc.	208,500	3,921,885
Hyatt Hotels Corp., Class A (a)	78,265	3,362,264
Texas Roadhouse, Inc.	116,400	3,058,992
		14,071,526

Manufacturing | 11.2%

ACCO Brands Corp. (a)	659,945	4,382,035
Actuant Corp., Class A	123,390	4,792,467
Carpenter Technology Corp.	94,000	5,462,340
FLIR Systems, Inc.	147,810	4,641,234
Joy Global, Inc.	32,820	1,675,133

Description	Shares	Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)

Kennametal, Inc.	73,842	$3,367,195
Littelfuse, Inc.	36,700	2,870,674
The Toro Co.	69,400	3,771,890
TriMas Corp. (a)	136,150	5,078,395
Woodward, Inc.	66,400	2,711,112
		38,752,475

Medical Products | 2.8%

CareFusion Corp. (a)	156,000	5,756,400
Haemonetics Corp. (a)	102,200	4,075,736
		9,832,136

Metal & Glass Containers | 1.4%

Owens-Illinois, Inc. (a)	157,400	4,725,148

Pharmaceutical & Biotechnology | 4.0%

Ariad Pharmaceuticals, Inc. (a)	222,500	4,094,000
Intrexon Corp.	96,415	2,284,071
Quintiles Transnational Holdings, Inc.	81,600	3,662,208
Vertex Pharmaceuticals, Inc. (a)	48,060	3,643,909
		13,684,188

Real Estate | 6.0%

Extra Space Storage, Inc. REIT	113,300	5,183,475
Jones Lang LaSalle, Inc.	27,500	2,400,750
Kilroy Realty Corp. REIT	103,235	5,156,588
Lexington Realty Trust REIT	289,300	3,248,839
The Macerich Co. REIT	84,777	4,784,814
		20,774,466

Retail | 5.8%

Advance Auto Parts, Inc.	46,420	3,838,006
American Eagle Outfitters, Inc.	247,075	3,456,579
Chico’s FAS, Inc.	215,600	3,591,896
Francesca’s Holdings Corp. (a)	179,600	3,347,744
Iconix Brand Group, Inc. (a)	118,000	3,919,960
Steven Madden, Ltd. (a)	32,224	1,734,618
		19,888,803

Semiconductors & Components | 4.6%

LSI Corp.	602,400	4,710,768
Microsemi Corp. (a)	141,300	3,426,525
ON Semiconductor Corp. (a)	440,900	3,218,570
Xilinx, Inc.	96,300	4,512,618
		15,868,481

Technology | 2.8%

NetScout Systems, Inc. (a)	192,730	4,928,106
SS&C Technologies Holdings, Inc. (a)	124,609	4,747,603
		9,675,709

Description	Shares	Value
Transportation | 3.5%

Alaska Air Group, Inc.	73,620	$4,610,084
Echo Global Logistics, Inc. (a)	170,943	3,579,547
Hub Group, Inc., Class A (a)	101,600	3,985,768
		12,175,399

Water | 1.4%

California Water Service Group	243,072	4,939,223

Total Common Stocks (Identified cost $281,214,429)		335,829,757

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B (Identified cost $452,901) (a), (c)	181,161	0

Description	Principal Amount (000)	Value
Repurchase Agreement | 4.1%

State Street Bank and Trust Co., 0.00%, 10/01/13 (Dated 09/30/13, collateralized by $14,415,000 United States Treasury Note, 0.25%, 03/31/14, with a value of $14,427,945) Proceeds of $14,142,000 (Identified cost $14,142,000)	$14,142	$14,142,000

Total Investments | 101.3% (Identified cost $295,809,330) (b)		$349,971,757

Liabilities in Excess of Cash and Other Assets | (1.3)%		(4,499,735)

Net Assets | 100.0%		$345,472,022

Description	Shares	Value
Lazard Global Listed Infrastructure Portfolio

Common Stocks | 95.3%

Australia | 13.0%

DUET Group	12,480,518	$25,381,910
Macquarie Atlas Roads Group	2,949,301	6,740,939
SP AusNet	973,584	1,089,908
Spark Infrastructure Group	10,661,809	16,511,030
Transurban Group	3,325,309	21,094,834
		70,818,621

Austria | 1.7%

Flughafen Wien AG	137,970	9,341,972

France | 9.0%

Aeroports de Paris	236,333	24,743,379
Vinci SA	413,431	24,033,564
		48,776,943

Germany | 8.0%

Fraport AG	622,451	43,687,272

Italy | 18.7%

ASTM SpA	546,923	6,733,136
Atlantia SpA	2,161,672	43,954,017
Hera SpA	5,960,593	12,015,048
Snam SpA	1,559,947	7,901,244
Societa Iniziative Autostradali e Servizi SpA	1,404,168	13,810,305
Terna SpA	3,853,675	17,392,056
		101,805,806

Japan | 12.1%

Osaka Gas Co., Ltd.	5,742,300	24,419,161
Toho Gas Co., Ltd.	3,167,350	16,562,571
Tokyo Gas Co., Ltd.	4,548,700	24,896,491
		65,878,223

Luxembourg | 3.9%

SES SA	746,485	21,359,016

South Korea | 1.4%

Macquarie Korea Infrastructure Fund	1,190,987	7,325,400

Spain | 4.2%

Abertis Infraestructuras SA	184,630	3,588,044
Enagas SA	347,609	8,518,814
Red Electrica Corporacion SA	187,705	10,683,121
		22,789,979

Switzerland | 4.4%

Flughafen Zuerich AG	44,988	23,716,514

United Kingdom | 4.0%

Pennon Group PLC	1,904,414	21,550,573

Description	Shares	Value
United States | 14.9%

California Water Service Group	544,665	$11,067,593
CSX Corp.	825,500	21,248,370
Norfolk Southern Corp.	288,637	22,326,072
PG&E Corp.	524,779	21,473,956
SJW Corp.	181,300	5,080,026
		81,196,017

Total Common Stocks (Identified cost $480,019,489)		518,246,336

Right | 0.1%

Spain | 0.1%

Abertis Infraestructuras SA, Expires 10/09/13 (Identified cost $437,234)	532,897	518,349

Short-Term Investment | 2.9%

State Street Institutional Treasury Money Market Fund (Identified cost $15,638,299)	15,638,299	15,638,299

Total Investments | 98.3% (Identified cost $496,095,022) (b), (d)		$534,402,984

Cash and Other Assets in Excess of Liabilities | 1.7%		8,988,518

Net Assets | 100.0%		$543,391,502

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Sale Contracts open at September 30, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
AUD	BRC	12/27/13	7,484,605	$7,007,536	$6,943,646	$63,890	$—
AUD	HSB	12/27/13	31,345,029	29,362,612	29,079,530	283,082	—
AUD	RBC	12/27/13	34,687,532	32,469,091	32,180,451	288,640	—
CHF	CSF	12/27/13	20,448,971	22,437,862	22,628,662	—	190,800
EUR	BRC	12/27/13	59,364,861	80,268,416	80,329,627	—	61,211
EUR	CAN	12/27/13	37,221,479	50,335,165	50,366,286	—	31,121
EUR	CIT	12/27/13	32,561,447	44,022,881	44,060,558	—	37,677
EUR	HSB	12/27/13	14,216,770	19,217,945	19,237,438	—	19,493
EUR	RBC	12/27/13	41,417,990	56,001,472	56,044,799	—	43,327
GBP	BRC	12/27/13	735,602	1,176,625	1,190,127	—	13,502
GBP	HSB	12/27/13	1,134,816	1,815,320	1,836,013	—	20,693
GBP	RBC	12/27/13	10,257,346	16,405,045	16,595,307	—	190,262
JPY	HSB	12/27/13	2,893,642,664	29,070,879	29,455,570	—	384,691
JPY	MEL	12/27/13	3,221,258,288	32,367,103	32,790,503	—	423,400
KRW	MEL	12/20/13	8,217,824,993	7,520,315	7,608,989	—	88,674
Total Forward Currency Sale Contracts				$429,478,267	$430,347,506	635,612	1,504,851

Gross unrealized appreciation/depreciation on Forward Currency Sale Contracts						$635,612	$1,504,851

Description	Shares	Value
Lazard International Equity Portfolio

Common Stocks | 94.5%

Australia | 2.4%

Ansell, Ltd.	95,476	$1,859,773
James Hardie Industries PLC	283,064	2,820,272
		4,680,045

Belgium | 2.5%

Anheuser-Busch InBev NV	49,124	4,889,937

Bermuda | 1.4%

Signet Jewelers, Ltd.	39,585	2,797,916

Brazil | 0.7%

Estacio Participacoes SA	168,900	1,312,303

Canada | 2.5%

MacDonald Dettwiler & Associates, Ltd.	31,200	2,407,736
Rogers Communications, Inc., Class B	57,000	2,450,881
		4,858,617

Denmark | 1.0%

Carlsberg A/S, Class B	18,804	1,937,326

Finland | 2.2%

Nokia Oyj (a)	139,100	914,186
Sampo Oyj, A Shares	77,868	3,345,718
		4,259,904

France | 10.5%

BNP Paribas SA	74,043	5,008,455
Cap Gemini SA	37,391	2,224,197
European Aeronautic Defence and Space Co. NV	45,887	2,923,575
Sanofi SA	44,993	4,563,334
Technip SA	19,418	2,279,943
Valeo SA	42,426	3,622,838
		20,622,342

Germany | 7.5%

Bayer AG	41,944	4,945,803
Bayerische Motoren Werke AG	33,105	3,559,152
Merck KGaA	21,262	3,317,963
RTL Group SA	28,004	2,841,771
		14,664,689

Indonesia | 0.6%

PT Bank Mandiri (Persero) Tbk ADR	166,200	1,123,512

Ireland | 1.0%

Ryanair Holdings PLC Sponsored ADR	39,600	1,969,704

Italy | 2.6%

Atlantia SpA	122,393	2,488,659

Description	Shares	Value
Eni SpA	117,616	$2,697,031
		5,185,690

Japan | 17.4%

AEON Financial Service Co., Ltd.	74,000	2,322,499
Asahi Group Holdings, Ltd.	102,300	2,684,081
Asics Corp.	157,990	2,719,559
Daikin Industries, Ltd.	39,500	2,093,647
Daiwa House Industry Co., Ltd.	143,000	2,688,479
Don Quijote Co., Ltd.	69,200	4,329,620
Japan Tobacco, Inc.	79,600	2,858,619
LIXIL Group Corp.	120,100	2,466,879
Makita Corp.	30,900	1,791,851
Seven & I Holdings Co., Ltd.	79,100	2,880,899
Sumitomo Mitsui Financial Group, Inc.	97,800	4,721,105
Yahoo Japan Corp.	456,400	2,586,243
		34,143,481

Norway | 0.7%

Petroleum Geo-Services ASA	119,471	1,476,189

Philippines | 1.5%

Alliance Global Group, Inc.	3,174,500	1,713,384
LT Group, Inc.	3,135,200	1,296,133
		3,009,517

South Africa | 1.1%

Mediclinic International, Ltd.	290,053	2,145,877

South Korea | 0.8%

Samsung Electronics Co., Ltd. GDR	2,655	1,693,890

Spain | 2.6%

Mediaset Espana Comunicacion SA (a)	178,365	2,053,473
Red Electrica Corporacion SA	53,041	3,018,798
		5,072,271

Sweden | 4.5%

Assa Abloy AB, Class B	82,763	3,799,008
Electrolux AB, Series B	40,021	1,039,337
Getinge AB, B Shares	38,935	1,391,596
Swedbank AB, A Shares	110,025	2,562,861
		8,792,802

Switzerland | 8.1%

GAM Holding AG	146,561	2,649,718
Glencore Xstrata PLC	568,539	3,099,015
Novartis AG	96,913	7,447,839
Swatch Group AG	4,346	2,796,895
		15,993,467

Thailand | 0.7%

Krung Thai Bank Public Co. Ltd. (e)	2,310,000	1,417,903

Description	Shares	Value
Lazard International Equity Portfolio (concluded)

Turkey | 0.5%

Koc Holding AS	207,771	$958,603

United Kingdom | 21.7%

BG Group PLC	85,873	1,641,130
British American Tobacco PLC	67,724	3,592,304
Direct Line Insurance Group PLC	697,541	2,407,560
Informa PLC	486,163	4,132,011
International Consolidated Airlines Group SA (a)	434,326	2,378,691
Ladbrokes PLC	261,115	715,241
Lloyds Banking Group PLC (a)	3,691,086	4,396,775
Prudential PLC	243,547	4,538,145
Reed Elsevier PLC	192,740	2,599,185
Rexam PLC	516,511	4,027,044
Royal Dutch Shell PLC, A Shares	133,843	4,420,243
Standard Chartered PLC	119,297	2,860,256
Taylor Wimpey PLC	981,658	1,595,564
Unilever PLC	81,952	3,237,201
		42,541,350

Total Common Stocks (Identified cost $151,860,867)		185,547,335

Description	Principal Amount (000)	Value
Repurchase Agreement | 5.0%

State Street Bank and Trust Co., 0.00%, 10/01/13 (Dated 09/30/13, collateralized by $10,010,000 United States Treasury Note, 0.25%, 03/31/14, with a value of $10,018,989) Proceeds of $9,818,000 (Identified cost $9,818,000)	$9,818	$9,818,000

Total Investments | 99.5% (Identified cost $161,678,867) (b)		$195,365,335

Cash and Other Assets in Excess of Liabilities | 0.5%		972,474

Net Assets | 100.0%		$196,337,809

Description	Shares	Value
Lazard International Equity Select Portfolio

Common Stocks | 94.5%

Australia | 1.6%

BHP Billiton, Ltd.	8,616	$287,273

Belgium | 2.6%

Anheuser-Busch InBev NV	4,621	459,987

Bermuda | 1.5%

Signet Jewelers, Ltd.	3,754	265,337

Brazil | 4.3%

BB Seguridade Participacoes SA	20,300	199,767
Cielo SA	8,518	230,370
Estacio Participacoes SA	23,200	180,257
Vale SA Sponsored ADR	9,530	148,763
		759,157

China | 3.1%

Baidu, Inc. Sponsored ADR (a)	1,410	218,804
China Construction Bank Corp., Class H	421,000	324,602
		543,406

Denmark | 2.5%

Carlsberg A/S, Class B	1,590	163,814
Novo Nordisk A/S, Class B	1,611	273,511
		437,325

Finland | 1.4%

Sampo Oyj, A Shares	5,924	254,534

France | 6.2%

BNP Paribas SA	5,579	377,378
Sanofi SA	2,405	243,923
Technip SA	1,681	197,373
Valeo SA	3,326	284,013
		1,102,687

Germany | 6.8%

Bayer AG	3,534	416,709
Bayerische Motoren Werke AG	3,319	356,829
SAP AG	5,905	436,736
		1,210,274

Hong Kong | 1.6%

China Mobile, Ltd. Sponsored ADR	4,962	280,006

Indonesia | 1.9%

PT Bank Mandiri (Persero) Tbk	170,500	117,053
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	5,969	216,734
		333,787

Description	Shares	Value
Ireland | 1.4%

Ryanair Holdings PLC Sponsored ADR	5,020	$249,695

Italy | 2.7%

Atlantia SpA	14,620	297,273
Eni SpA	8,041	184,387
		481,660

Japan | 12.0%

Daiwa House Industry Co., Ltd.	14,000	263,208
Japan Tobacco, Inc.	5,000	179,562
Komatsu, Ltd.	7,600	188,579
LIXIL Group Corp.	9,900	203,348
Makita Corp.	5,100	295,743
Seven & I Holdings Co., Ltd.	9,217	335,692
Sumitomo Mitsui Financial Group, Inc.	8,376	404,335
Yahoo Japan Corp.	46,600	264,064
		2,134,531

Macau | 1.9%

Sands China, Ltd.	53,400	330,484

Norway | 0.8%

Petroleum Geo-Services ASA	12,176	150,447

Philippines | 1.7%

Alliance Global Group, Inc.	322,000	173,794
LT Group, Inc.	300,800	124,355
		298,149

Russia | 2.3%

Mobile TeleSystems OJSC Sponsored ADR	10,411	231,749
Sberbank of Russia (e)	58,279	175,728
		407,477

South Africa | 1.8%

Mediclinic International, Ltd.	27,306	202,016
Mr Price Group, Ltd.	8,179	113,273
		315,289

South Korea | 1.2%

Samsung Electronics Co., Ltd.	162	206,066

Spain | 0.9%

Red Electrica Corporacion SA	2,992	170,288

Sweden | 4.2%

Assa Abloy AB, Class B	6,156	282,574
Electrolux AB, Series B	4,187	108,735
Getinge AB, B Shares	5,243	187,393
Swedbank AB, A Shares	7,458	173,723
		752,425

Switzerland | 5.9%

Cie Financiere Richemont SA	2,323	232,724

Description	Shares	Value
Lazard International Equity Select Portfolio (concluded)

Novartis AG	8,132	$624,950
Swatch Group AG	298	191,780
		1,049,454

Taiwan | 2.1%

Taiwan Semiconductor Manufacturing Co., Ltd.	111,341	378,455

Thailand | 0.8%

Kasikornbank Public Co. Ltd.	26,000	146,707

Turkey | 2.1%

Koc Holding AS	27,897	128,710
Turkcell Iletisim Hizmetleri AS (a)	41,542	244,721
		373,431

United Kingdom | 19.2%

Associated British Foods PLC	5,407	164,214
BG Group PLC	9,477	181,116
British American Tobacco PLC	4,605	244,264
HSBC Holdings PLC	22,862	247,754
Informa PLC	34,590	293,988
Ladbrokes PLC	27,508	75,349
Lloyds Banking Group PLC (a)	221,622	263,993
Petrofac, Ltd.	6,630	150,803
Prudential PLC	28,778	536,236
Rexam PLC	38,356	299,048
Royal Dutch Shell PLC, A Shares	8,640	284,969
Tullow Oil PLC	7,564	125,393
Unilever PLC	8,296	327,702
Wolseley PLC	4,367	226,020
		3,420,849

Total Common Stocks (Identified cost $15,041,110)		16,799,180

Short-Term Investment | 4.4%

State Street Institutional Treasury Money Market Fund (Identified cost $776,951)	776,951	776,951

Total Investments | 98.9% (Identified cost $15,818,061) (b)		$17,576,131

Cash and Other Assets in Excess of Liabilities | 1.1%		186,996

Net Assets | 100.0%		$17,763,127

Description	Shares	Value
Lazard International Strategic Equity Portfolio

Common Stocks | 93.4%

Australia | 7.6%

Amcor, Ltd.	6,600,434	$64,407,935
Ansell, Ltd.	3,052,727	59,463,937
Caltex Australia, Ltd.	2,230,038	38,466,650
James Hardie Industries PLC	3,487,354	34,745,813
		197,084,335

Belgium | 2.0%

Anheuser-Busch InBev NV	530,279	52,785,423

Bermuda | 1.7%

Signet Jewelers, Ltd.	602,007	42,550,588

Brazil | 1.9%

Estacio Participacoes SA	3,946,000	30,659,261
LPS Brasil Consultoria de Imoveis SA	2,308,200	18,131,914
		48,791,175

Canada | 1.4%

Home Capital Group, Inc.	504,411	35,272,777

Denmark | 1.6%

Carlsberg A/S, Class B	408,029	42,038,140

Finland | 3.5%

Sampo Oyj, A Shares	2,079,078	89,330,768

France | 8.1%

BNP Paribas SA	1,113,686	75,332,531
European Aeronautic Defence and Space Co. NV	778,329	49,589,280
Technip SA	398,020	46,733,077
Valeo SA	423,113	36,130,432
		207,785,320

Germany | 6.1%

Bayer AG	429,625	50,658,994
Merck KGaA	193,324	30,168,462
Sky Deutschland AG (a)	3,734,842	34,403,716
Symrise AG	940,189	41,649,515
		156,880,687

Indonesia | 0.5%

PT Media Nusantara Citra Tbk	56,362,000	13,141,399

Ireland | 3.3%

Kerry Group PLC, Class A	647,338	39,369,031
Ryanair Holdings PLC Sponsored ADR	928,270	46,172,150
		85,541,181

Italy | 0.7%

Mediaset SpA (a)	4,407,770	17,889,161

Description	Shares	Value
Japan | 13.7%

AEON Financial Service Co., Ltd.	1,478,000	$46,387,202
Asics Corp.	2,395,250	41,230,612
Daikin Industries, Ltd.	694,600	36,816,379
Don Quijote Co., Ltd.	1,254,300	78,477,491
Japan Tobacco, Inc.	985,800	35,402,350
LIXIL Group Corp.	2,150,400	44,169,669
Makita Corp.	1,245,000	72,195,941
		354,679,644

Macau | 1.8%

Sands China, Ltd.	7,556,400	46,765,327

Philippines | 3.4%

Alliance Global Group, Inc.	64,304,400	34,707,244
GT Capital Holdings, Inc.	1,057,280	18,455,048
LT Group, Inc.	48,391,700	20,005,756
Security Bank Corp.	5,114,840	15,400,908
		88,568,956

South Africa | 2.3%

Mediclinic International, Ltd.	4,897,596	36,233,503
Nampak, Ltd.	7,778,211	24,178,478
		60,411,981

Spain | 1.0%

Mediaset Espana Comunicacion SA (a)	2,244,007	25,834,708

Sweden | 3.5%

Assa Abloy AB, Class B	971,152	44,578,063
Electrolux AB, Series B	691,299	17,952,885
Getinge AB, B Shares	781,760	27,941,287
		90,472,235

Switzerland | 6.8%

Cie Financiere Richemont SA	379,123	37,981,472
GAM Holding AG	2,207,625	39,912,278
Novartis AG	903,579	69,440,748
Swatch Group AG	43,990	28,310,035
		175,644,533

Thailand | 1.3%

Kasikornbank Public Co. Ltd.	5,827,800	32,883,846

Turkey | 0.4%

Turkiye Halk Bankasi AS	1,451,667	10,635,713

United Kingdom | 20.8%

AMEC PLC	1,880,591	32,697,829
Associated British Foods PLC	1,594,140	48,414,961
BBA Aviation PLC	5,194,783	25,650,010
British American Tobacco PLC	1,016,561	53,921,741
Informa PLC	8,366,331	71,107,373

Description	Shares	Value
Lazard International Strategic Equity Portfolio (concluded)

International Consolidated Airlines Group SA (a)	11,338,786	$62,099,606
Lloyds Banking Group PLC (a)	37,590,425	44,777,239
Prudential PLC	3,246,715	60,497,828
Rexam PLC	7,980,946	62,224,461
Tullow Oil PLC	1,954,028	32,392,989
Unilever PLC	1,061,933	41,947,611
		535,731,648

Total Common Stocks (Identified cost $2,038,069,144)		2,410,719,545

Short-Term Investment | 7.1%

State Street Institutional Treasury Money Market Fund (Identified cost $183,235,775)	183,235,775	183,235,775

Total Investments | 100.5% (Identified cost $2,221,304,919) (b)		$2,593,955,320

Liabilities in Excess of Cash and Other Assets | (0.5)%		(14,063,649)

Net Assets | 100.0%		$2,579,891,671

Description	Shares	Value
Lazard International Small Cap Equity Portfolio

Common Stocks | 95.2%

Australia | 6.6%

ALS, Ltd.	54,953	$538,289
Ansell, Ltd.	31,194	607,627
iSelect, Ltd.	373,069	438,526
James Hardie Industries PLC	65,680	654,394
M2 Telecommunications Group, Ltd.	104,014	589,001
Macquarie Atlas Roads Group	289,197	660,990
OrotonGroup, Ltd.	10,216	56,039
Super Retail Group, Ltd.	39,205	474,735
		4,019,601

Austria | 1.9%

AMS AG	7,149	681,422
Kapsch TrafficCom AG	9,363	463,602
		1,145,024

Belgium | 3.6%

Arseus NV	23,577	668,544
EVS Broadcast Equipment SA	8,871	572,334
Kinepolis Group NV	6,765	968,651
		2,209,529

Brazil | 0.8%

Brasil Insurance Participacoes e Administracao SA	51,100	458,823

China | 2.9%

Biostime International Holdings, Ltd.	87,500	661,674
Greatview Aseptic Packaging Co., Ltd.	920,000	525,484
Prince Frog International Holdings, Ltd.	880,000	609,291
		1,796,449

France | 3.0%

Ingenico SA	12,211	880,332
Valeo SA	11,514	983,203
		1,863,535

Germany | 8.3%

Aurelius AG	23,118	749,041
CompuGroup Medical AG	42,508	1,037,426
CTS Eventim AG	18,698	824,636
Freenet AG	23,925	578,883
NORMA Group SE	18,218	877,652
Wirecard AG	30,132	1,030,720
		5,098,358

Indonesia | 0.6%

PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	4,449,500	345,816

Description	Shares	Value
Ireland | 1.0%

Greencore Group PLC	249,391	$595,516

Israel | 0.6%

Kamada (a)	23,900	365,670

Italy | 3.9%

Azimut Holding SpA	57,402	1,311,615
Digital Multimedia Technologies SpA	15,187	581,444
Mediolanum SpA	69,219	502,863
		2,395,922

Japan | 24.4%

Ain Pharmaciez, Inc.	17,000	720,332
Anritsu Corp.	47,200	598,313
Asahi Co., Ltd.	44,000	743,965
Avex Group Holdings, Inc.	19,700	573,193
Don Quijote Co., Ltd.	22,500	1,407,752
Doshisha Co., Ltd.	50,200	717,033
JAFCO Co., Ltd.	22,400	1,071,062
Misumi Group, Inc.	28,400	821,995
OSG Corp.	47,400	827,010
Rinnai Corp.	9,300	688,784
Santen Pharmaceutical Co., Ltd.	14,790	716,968
Ship Healthcare Holdings, Inc.	15,300	595,376
Suruga Bank, Ltd.	65,300	1,120,719
Tamron Co., Ltd.	29,200	643,443
Topcon Corp.	56,400	874,445
USS Co., Ltd.	70,100	1,013,399
Valor Co., Ltd.	39,300	594,528
Wacom Co., Ltd.	59,522	568,606
Yumeshin Holdings Co., Ltd.	95,200	633,408
		14,930,331

Netherlands | 1.9%

Aalberts Industries NV	31,808	847,505
Frank’s International NV	11,500	344,195
		1,191,700

Norway | 2.3%

Kongsberg Gruppen ASA	39,346	768,828
Petroleum Geo-Services ASA	53,742	664,039
		1,432,867

Russia | 0.7%

Globaltrans Investment PLC Sponsored GDR	31,063	450,413

Singapore | 1.0%

XP Power, Ltd.	28,196	629,009

Sweden | 3.3%

Indutrade AB	14,332	557,518
Intrum Justitia AB	28,865	772,524

Description	Shares	Value
Lazard International Small Cap Equity Portfolio (concluded)

Loomis AB, B Shares	31,477	$693,045
		2,023,087

Switzerland | 2.9%

Dufry AG (a)	6,823	1,026,072
GAM Holding AG	39,861	720,658
		1,746,730

Taiwan | 1.9%

Makalot Industrial Co., Ltd.	109,000	547,452
Radiant Opto-Electronics Corp.	164,920	588,462
		1,135,914

Turkey | 1.7%

TAV Havalimanlari Holding AS	78,758	555,581
Turkiye Sinai Kalkinma Bankasi AS	528,518	468,329
		1,023,910

United Kingdom | 21.9%

Abcam PLC	74,204	607,852
Aberdeen Asset Management PLC	107,585	659,406
APR Energy PLC	33,637	529,030
Ashtead Group PLC	73,719	734,561
Dignity PLC	32,912	772,578
Direct Line Insurance Group PLC	194,958	672,897
Elementis PLC	147,334	571,730
Foxtons Group PLC	47,717	208,573
Hansteen Holdings PLC REIT	426,116	682,941
Hunting PLC	55,959	722,472
IG Group Holdings PLC	127,267	1,192,929
Intertek Group PLC	12,404	663,672
John Wood Group PLC	41,765	542,259
Provident Financial PLC	24,945	671,174
Rightmove PLC	23,637	906,521
RPC Group PLC	77,893	573,760
Spectris PLC	18,411	657,511
Synergy Health PLC	34,544	612,920
Taylor Wimpey PLC	418,908	680,883
Workspace Group PLC REIT	100,545	738,987
		13,402,656

Total Common Stocks (Identified cost $42,698,350)		58,260,860

Preferred Stocks | 1.9%

Brazil | 1.0%

Banco ABC Brasil SA	102,118	598,987

Germany | 0.9%

Sartorius AG	5,080	567,392

Description	Shares	Value
Total Preferred Stocks (Identified cost $1,177,404)		$1,166,379

Total Investments | 97.1% (Identified cost $43,875,754) (b)		$59,427,239

Cash and Other Assets in Excess of Liabilities | 2.9%		1,747,380

Net Assets | 100.0%		$61,174,619

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio

Common Stocks | 96.4%

Argentina | 0.9%

YPF Sociedad Anonima Sponsored ADR	6,814,644	$137,178,784

Brazil | 13.2%

Banco do Brasil SA	48,968,410	571,147,136
BB Seguridade Participacoes SA	26,376,200	259,560,945
CCR SA	22,674,300	177,502,642
Cielo SA	18,488,230	500,015,569
Natura Cosmeticos SA	8,110,300	181,139,670
Souza Cruz SA	11,927,325	142,344,334
Vale SA Sponsored ADR	11,848,100	184,948,841
		2,016,659,137

China | 8.5%

Baidu, Inc. Sponsored ADR (a)	1,523,700	236,447,766
China Construction Bank Corp., Class H	679,069,220	523,579,976
CNOOC, Ltd.	107,816,000	219,360,291
NetEase, Inc. Sponsored ADR	2,910,304	211,317,173
Weichai Power Co., Ltd., Class H	26,365,000	102,490,330
		1,293,195,536

Colombia | 2.0%

Pacific Rubiales Energy Corp.	15,723,000	310,476,016

Egypt | 0.7%

Commercial International Bank Egypt SAE GDR	20,978,361	108,038,559

Hong Kong | 3.0%

China Mobile, Ltd. Sponsored ADR	6,719,604	379,187,254
Huabao International Holdings, Ltd.	201,268,000	84,598,006
		463,785,260

Hungary | 1.4%

OTP Bank PLC	10,930,644	216,286,335

India | 4.3%

Axis Bank, Ltd.	6,969,480	111,881,278
Bank of India	15,101,244	37,943,067
Bharat Heavy Electricals, Ltd.	31,186,042	68,643,664
Jindal Steel & Power, Ltd.	17,971,579	67,043,563
Punjab National Bank, Ltd.	14,320,972	105,786,015
Tata Consultancy Services, Ltd.	8,480,055	260,409,005
		651,706,592

Indonesia | 5.3%

PT Astra International Tbk	194,676,000	108,433,523
PT Bank Mandiri (Persero) Tbk	356,356,930	244,649,188
PT Semen Indonesia (Persero) Tbk	73,036,800	81,992,953
PT Tambang Batubara Bukit Asam (Persero) Tbk	8,720,700	9,601,807

Description	Shares	Value
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	6,873,749	$249,585,826
PT United Tractors Tbk	80,647,484	113,519,343
		807,782,640
Macau | 1.4%

Wynn Macau, Ltd.	64,360,000	219,487,358

Malaysia | 0.8%

British American Tobacco Malaysia Berhad	6,040,500	118,975,334

Mexico | 2.4%

Grupo Mexico SAB de CV, Series B	35,501,347	106,291,134
Grupo Televisa SAB Sponsored ADR	4,198,400	117,345,280
Kimberly-Clark de Mexico SAB de CV, Series A	48,523,895	141,870,160
		365,506,574

Netherlands | 0.9%

OCI NV	4,079,847	137,985,572

Pakistan | 1.6%

Oil & Gas Development Co., Ltd.	48,997,449	107,461,103
Pakistan Petroleum, Ltd.	73,011,102	132,399,443
		239,860,546

Philippines | 1.8%

Philippine Long Distance Telephone Co. Sponsored ADR	4,018,750	272,632,000

Russia | 12.0%

Gazprom OAO Sponsored ADR	33,393,733	294,198,788
Lukoil OAO Sponsored ADR	1,863,779	118,163,589
Magnit OJSC Sponsored GDR (e), (f)	1,902,065	117,452,514
MegaFon OAO GDR (e), (f)	5,497,746	193,795,546
Mobile TeleSystems OJSC Sponsored ADR	17,823,643	396,754,293
Oriflame Cosmetics SA SDR	2,424,084	77,022,103
Sberbank of Russia (e)	182,907,933	551,521,010
RN Holding OAO (a), (e)	36,996,769	72,437,232
		1,821,345,075

South Africa | 10.8%

Bidvest Group, Ltd.	9,336,319	234,053,085
Imperial Holdings, Ltd.	5,960,817	129,424,875
Nedbank Group, Ltd.	7,771,664	158,293,398
PPC, Ltd.	29,152,066	87,686,302
Sanlam, Ltd.	29,035,115	135,513,109
Shoprite Holdings, Ltd.	16,006,472	263,685,712
Standard Bank Group, Ltd.	9,025,077	107,758,893
Tiger Brands, Ltd.	4,315,184	128,554,039
Truworths International, Ltd.	12,605,704	112,996,525
Vodacom Group, Ltd.	12,834,750	159,088,134

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio (concluded)

Woolworths Holdings, Ltd.	16,342,731	$120,760,660
		1,637,814,732
South Korea | 13.6%

Coway Co., Ltd.	3,450,288	191,027,181
Hanwha Life Insurance Co., Ltd.	29,652,993	191,768,024
Hyundai Mobis	1,144,317	304,533,614
KB Financial Group, Inc.	7,488,760	262,011,656
KT&G Corp.	3,378,037	242,034,893
Naver Corp.	14,704	7,621,028
Samsung Electronics Co., Ltd.	353,165	449,230,284
Shinhan Financial Group Co., Ltd.	10,381,564	421,667,266
		2,069,893,946

Taiwan | 4.6%

Hon Hai Precision Industry Co., Ltd.	67,531,329	173,356,373
MediaTek, Inc.	6,501,421	80,368,971
Taiwan Semiconductor Manufacturing Co., Ltd.	131,085,284	445,566,714
		699,292,058

Thailand | 2.4%

CP All Public Co. Ltd. (e)	82,383,200	92,839,124
PTT Exploration & Production Public Co. Ltd. (e)	25,941,170	135,594,031
The Siam Cement Public Co. Ltd.	10,498,000	144,313,939
		372,747,094

Turkey | 4.8%

Akbank TAS	38,772,172	142,800,901
Koc Holding AS	43,698,295	201,612,885
Turkcell Iletisim Hizmetleri AS (a)	29,878,506	176,012,585
Turkiye Is Bankasi AS, C Shares	77,715,966	205,442,072
		725,868,443
Total Common Stocks (Identified cost $13,933,720,407)		14,686,517,591

Preferred Stock | 1.2%

Brazil | 1.2%

Companhia de Bebidas das Americas SA Sponsored ADR (Identified cost $139,963,854)	4,844,748	185,796,086

Short-Term Investment | 2.2%

State Street Institutional Treasury Money Market Fund (Identified cost $328,070,203)	328,070,203	328,070,203

Description	Shares	Value
Total Investments | 99.8% (Identified cost $14,401,754,464) (b)		$15,200,383,880

Cash and Other Assets in Excess of Liabilities | 0.2%		30,143,491

Net Assets | 100.0%		$15,230,527,371

Description	Shares	Value
Lazard Developing Markets Equity Portfolio

Common Stocks | 93.9%

Brazil | 12.1%

Cia Hering	277,711	$4,215,223
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,552,960	11,736,714
EDP - Energias do Brasil SA	868,000	4,723,223
Estacio Participacoes SA	1,483,000	11,522,475
Gerdau SA Sponsored ADR	899,750	6,712,135
Localiza Rent a Car SA	316,620	4,714,371
Petroleo Brasileiro SA Sponsored ADR	713,500	11,936,855
Totvs SA	337,363	5,706,691
Vale SA Sponsored ADR	587,815	9,175,792
		70,443,479

China | 16.8%

AAC Technologies Holdings, Inc.	1,262,200	5,736,607
Agricultural Bank of China, Ltd., Class H	24,097,500	11,091,953
Baidu, Inc. Sponsored ADR (a)	80,565	12,502,077
China Construction Bank Corp., Class H	5,683,184	4,381,882
China Merchants Bank Co., Ltd., Class H	4,202,211	7,650,333
China National Materials Co., Ltd., Class H	18,305,890	3,918,021
China State Construction International Holdings, Ltd.	7,071,340	11,305,537
Daphne International Holdings, Ltd.	6,683,000	4,058,450
First Tractor Co., Ltd., Class H	4,088,000	2,545,809
Hengdeli Holdings, Ltd.	7,075,600	1,696,852
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,546,500	11,495,213
Zhuzhou CSR Times Electric Co., Ltd., Class H	4,640,000	15,076,007
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	7,039,200	6,099,024
		97,557,765
Colombia | 5.8%

Bancolombia SA Sponsored ADR	136,200	7,836,948
Cemex Latam Holdings SA	1,291,044	10,158,822
Pacific Rubiales Energy Corp.	801,129	15,819,585
		33,815,355
Hong Kong | 2.4%

Techtronic Industries Co., Ltd.	5,436,000	14,157,893

India | 8.1%

Cairn India, Ltd.	2,115,580	10,749,397
HDFC Bank, Ltd. Sponsored ADR	265,600	8,175,168
ICICI Bank, Ltd. Sponsored ADR	418,030	12,741,554
Maruti Suzuki India, Ltd.	340,478	7,412,691
Shriram Transport Finance Co., Ltd.	866,616	7,862,597
		46,941,407

Description	Shares	Value
Indonesia | 1.5%

PT Bank Rakyat Indonesia (Persero) Tbk	14,058,300	$8,801,613

Macau | 2.9%

Sands China, Ltd.	2,717,600	16,818,783

Mexico | 3.2%

Genomma Lab Internacional SAB de CV, B Shares (a)	4,995,300	11,410,632
Grupo Financiero Banorte SAB de CV, Class O	1,121,057	6,985,249
		18,395,881

Peru | 1.0%

Credicorp, Ltd.	46,500	5,973,390

Philippines | 0.9%

SM Investments Corp.	278,378	4,987,020

Qatar | 0.8%

Qatar Electricity & Water Co.	113,307	4,910,561

Russia | 17.1%

Alliance Oil Co., Ltd. SDR (a)	691,040	5,196,751
Eurasia Drilling Co., Ltd. GDR	186,292	7,433,051
Globaltrans Investment PLC Sponsored GDR	1,231,980	17,863,710
Novatek OAO Sponsored GDR	140,528	18,577,802
Sberbank of Russia (e)	3,812,141	11,494,722
TMK OAO GDR	721,016	9,329,947
VTB Bank OJSC (e)	1,361,350,000	1,787,453
VTB Bank OJSC GDR	2,693,262	7,110,212
X5 Retail Group NV GDR (a)	399,699	6,619,015
Yandex NV Class A (a)	376,000	13,693,920
		99,106,583

South Africa | 3.0%

Barloworld, Ltd.	491,452	4,668,678
Exxaro Resources, Ltd.	448,278	7,344,611
Standard Bank Group, Ltd.	440,406	5,258,422
		17,271,711

South Korea | 5.3%

Kia Motors Corp.	162,609	9,880,538
Samsung Electronics Co., Ltd.	16,585	21,096,327
		30,976,865

Taiwan | 5.8%

Catcher Technology Co., Ltd.	1,390,000	7,357,358
Hiwin Technologies Corp.	1,144,370	7,663,451
MediaTek, Inc.	1,138,000	14,067,677
TPK Holding Co., Ltd.	524,000	4,758,480
		33,846,966

Description	Shares	Value
Lazard Developing Markets Equity Portfolio (concluded)

Turkey | 4.7%

Aselsan Elektronik Sanayi Ve Ticaret AS	1,727,775	$7,509,648
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,874,164	7,938,649
Pegasus Hava Tasimaciligi AS	386,600	6,392,139
TAV Havalimanlari Holding AS	804,951	5,678,350
		27,518,786

United States | 2.5%

First Cash Financial Services, Inc. (a)	133,900	7,759,505
Freeport-McMoRan Copper & Gold, Inc.	197,100	6,520,068
		14,279,573

Total Common Stocks (Identified cost $581,035,742)		545,803,631

Preferred Stocks | 3.6%

Brazil | 3.6%

Banco Bradesco SA ADR	669,088	9,286,941
Marcopolo SA	3,896,400	11,603,231
		20,890,172

Total Preferred Stocks (Identified cost $22,145,855)		20,890,172

Short-Term Investment | 2.4%

State Street Institutional Treasury Money Market Fund (Identified cost $13,981,337)	13,981,337	13,981,337

Total Investments | 99.9% (Identified cost $617,162,934) (b)		$580,675,140

Cash and Other Assets in Excess of Liabilities | 0.1%		489,799

Net Assets | 100.0%		$581,164,939

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio

Common Stocks | 91.7%

Argentina | 0.9%

YPF Sociedad Anonima Sponsored ADR	262,175	$5,277,583

Brazil | 11.0%

Banco do Brasil SA	643,007	7,499,766
Brasil Insurance Participacoes e Administracao SA	320,605	2,878,689
Cia Hering	114,727	1,741,378
Cielo SA Sponsored ADR	333,896	9,155,428
Companhia de Locacao das Americas	670,900	3,024,090
Cyrela Brazil Realty SA Empreendimentos e Participacoes	761,900	5,758,167
Estacio Participacoes SA	1,042,500	8,099,919
Even Construtora e Incorporadora SA	815,800	3,106,688
Grendene SA	323,200	2,878,657
Iochpe-Maxion SA	140,700	1,739,467
Natura Cosmeticos SA	180,510	4,031,604
Petroleo Brasileiro SA Sponsored ADR	361,500	6,047,895
Souza Cruz SA	347,795	4,150,692
Tegma Gestao Logistica SA	268,545	2,662,065
		62,774,505

Cambodia | 0.3%

NagaCorp, Ltd.	2,000,000	1,689,037

China | 14.1%

AAC Technologies Holdings, Inc.	699,140	3,177,540
Agricultural Bank of China, Ltd., Class H	17,845,000	8,213,960
Baidu, Inc. Sponsored ADR (a)	91,146	14,144,036
Biostime International Holdings, Ltd.	398,500	3,013,451
China Construction Bank Corp., Class H	12,043,461	9,285,821
China State Construction International Holdings, Ltd.	5,070,504	8,106,635
China ZhengTong Auto Services Holdings, Ltd. (a)	3,567,500	2,207,868
CNOOC, Ltd.	2,936,000	5,973,527
Daphne International Holdings, Ltd.	4,672,000	2,837,210
Greatview Aseptic Packaging Co., Ltd.	4,686,000	2,676,540
Ping An Insurance (Group) Co. of China, Ltd., Class H	947,000	7,039,099
Prince Frog International Holdings, Ltd.	4,192,000	2,902,441
Shenguan Holdings Group, Ltd.	6,376,000	2,704,656
Shenzhou International Group Holdings, Ltd.	562,000	1,836,886
Zhuzhou CSR Times Electric Co., Ltd., Class H	899,000	2,920,976
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	4,301,440	3,726,928
		80,767,574

Description	Shares	Value
Colombia | 3.5%

Bancolombia SA Sponsored ADR	82,520	$4,748,201
Pacific Rubiales Energy Corp.	760,500	15,017,300
		19,765,501

Egypt | 0.6%

Commercial International Bank Egypt SAE GDR	662,142	3,410,031

Georgia | 0.3%

Bank of Georgia Holdings PLC	61,785	1,932,460

Hong Kong | 2.1%

China Mobile, Ltd. Sponsored ADR	108,400	6,117,012
Techtronic Industries Co., Ltd.	2,224,000	5,792,339
		11,909,351

Hungary | 0.9%

OTP Bank PLC	271,317	5,368,591

India | 2.1%

Axis Bank, Ltd.	291,910	4,686,040
ICICI Bank, Ltd. Sponsored ADR	233,890	7,128,967
		11,815,007

Indonesia | 4.4%

PT Bank Mandiri (Persero) Tbk	9,864,000	6,771,917
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	27,149,000	2,110,026
PT Bank Rakyat Indonesia (Persero) Tbk	9,172,118	5,742,475
PT Bekasi Fajar Industrial Estate Tbk	52,603,500	2,157,743
PT Pakuwon Jati Tbk	86,586,500	2,131,015
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	95,350	3,462,158
PT United Tractors Tbk	2,173,015	3,058,734
		25,434,068

Kazakhstan | 0.3%

KCell JSC GDR	119,746	1,844,088

Macau | 2.4%

Sands China, Ltd.	1,403,800	8,687,889
Wynn Macau, Ltd.	1,555,600	5,305,074
		13,992,963

Malaysia | 0.4%

Mah Sing Group Bhd	3,708,220	2,514,240

Mexico | 4.4%

Genomma Lab Internacional SAB de CV, B Shares (a)	3,021,956	6,902,974
Grupo Financiero Banorte SAB de CV, Class O	732,900	4,566,662
Grupo Mexico SAB de CV, Series B	829,101	2,482,331
Grupo Televisa SAB Sponsored ADR	182,273	5,094,530

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (continued)

Kimberly-Clark de Mexico SAB de CV, Series A	2,164,300	$6,327,802
		25,374,299

Netherlands | 0.2%

OCI NV	32,659	1,104,569

Peru | 0.4%

Credicorp, Ltd.	16,800	2,158,128

Philippines | 0.7%

Philippine Long Distance Telephone Co. Sponsored ADR	59,392	4,029,153

Russia | 14.9%

DIXY Group (a), (e)	125,020	1,717,016
Eurasia Drilling Co., Ltd. GDR	154,747	6,174,405
Gazprom OAO Sponsored ADR	613,467	5,404,644
Globaltrans Investment PLC Sponsored GDR	780,045	11,310,653
Lukoil OAO Sponsored ADR	72,868	4,631,490
MegaFon OAO GDR (e), (f)	143,457	5,056,860
Mobile TeleSystems OJSC Sponsored ADR	384,120	8,550,511
Novatek OAO Sponsored GDR	78,641	10,396,340
Oriflame Cosmetics SA SDR	114,467	3,637,039
Sberbank of Russia (e)	2,249,753	6,783,664
Sberbank of Russia Sponsored ADR	741,997	8,926,224
TMK OAO GDR	369,289	4,778,600
Yandex NV Class A (a)	214,380	7,807,720
		85,175,166

South Africa | 4.5%

AVI, Ltd.	476,885	2,842,715
Capitec Bank Holdings, Ltd.	72,105	1,443,500
Exxaro Resources, Ltd.	347,330	5,690,674
Standard Bank Group, Ltd.	810,449	9,676,714
Tiger Brands, Ltd.	130,734	3,894,708
Truworths International, Ltd.	278,821	2,499,329
		26,047,640

South Korea | 9.0%

Hanwha Life Insurance Co., Ltd.	673,002	4,352,352
Hy-Lok Corp.	62,506	1,509,322
Hyundai Mobis	31,343	8,341,218
KT Skylife Co., Ltd.	112,170	3,042,553
KT&G Corp.	82,670	5,923,270
Naver Corp.	1,107	573,754
Partron Co., Ltd.	191,578	3,146,395
Samsung Electronics Co., Ltd.	13,199	16,789,292
Shinhan Financial Group Co., Ltd.	190,720	7,746,461
		51,424,617

Description	Shares	Value
Taiwan | 6.1%

Catcher Technology Co., Ltd.	924,000	$4,890,790
Hon Hai Precision Industry Co., Ltd.	1,612,279	4,138,803
King Slide Works Co., Ltd.	202,000	1,766,057
Makalot Industrial Co., Ltd.	589,000	2,958,247
MediaTek, Inc.	533,000	6,588,815
Radiant Opto-Electronics Corp.	932,280	3,326,531
Taiwan Semiconductor Manufacturing Co., Ltd.	2,489,000	8,460,260
TPK Holding Co., Ltd.	284,000	2,579,024
		34,708,527

Thailand | 1.4%

Dynasty Ceramic Public Co. Ltd. (e)	1,466,200	2,613,192
Major Cineplex Group Public Co. Ltd. (e)	3,879,200	2,306,685
Supalai Public Co. Ltd. (e)	6,076,300	3,069,231
		7,989,108

Turkey | 5.7%

Aselsan Elektronik Sanayi Ve Ticaret AS	843,402	3,665,785
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,022,990	4,085,425
Koc Holding AS ADR	318,512	7,414,959
TAV Havalimanlari Holding AS	322,736	2,276,671
Tofas Turk Otomobil Fabrikasi AS	396,532	2,414,467
Turkcell Iletisim Hizmetleri AS ADR (a)	313,355	4,621,986
Turkiye Is Bankasi AS, C Shares	2,080,552	5,499,937
Turkiye Sinai Kalkinma Bankasi AS	2,685,934	2,380,051
		32,359,281

United States | 1.1%

Freeport-McMoRan Copper & Gold, Inc.	186,400	6,166,112

Total Common Stocks (Identified cost $511,776,281)		525,031,599

Preferred Stocks | 3.1%

Brazil | 3.1%

Banco ABC Brasil SA	527,225	3,092,508
Banco Bradesco SA ADR	340,820	4,730,582
Marcopolo SA	1,981,100	5,899,589
Vale SA Sponsored ADR	303,220	4,308,756
		18,031,435

Total Preferred Stocks (Identified cost $17,769,725)		18,031,435

Warrant | 0.0%

Malaysia | 0.0%

Mah Sing Group Bhd, Expires 03/18/18 (Identified cost $922)	331,020	55,856

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)

Short-Term Investment | 4.2%

State Street Institutional Treasury Money Market Fund (Identified cost $23,852,637)	23,852,637	$23,852,637

Total Investments | 99.0% (Identified cost $553,399,565) (b)		$566,971,527

Cash and Other Assets in Excess of Liabilities | 1.0%		5,552,346

Net Assets | 100.0%		$572,523,873

Description	Shares	Value
Lazard Emerging Markets Multi-Strategy Portfolio

Common Stocks | 52.8%

Argentina | 0.5%

YPF Sociedad Anonima Sponsored ADR	56,787	$1,143,122

Brazil | 6.4%

Banco do Brasil SA	112,290	1,309,704
Banco do Brasil SA Sponsored ADR	26,660	313,255
Brasil Insurance Participacoes e Administracao SA	74,005	664,486
Cia Hering	25,090	380,827
Cielo SA Sponsored ADR	72,057	1,975,803
Companhia de Locacao das Americas	154,900	698,214
Cyrela Brazil Realty SA Empreendimentos e Participacoes	165,400	1,250,034
Estacio Participacoes SA	226,100	1,756,731
Even Construtora e Incorporadora SA	188,300	717,074
Grendene SA	74,600	664,442
Iochpe-Maxion SA	32,500	401,796
Natura Cosmeticos SA	38,955	870,041
Petroleo Brasileiro SA Sponsored ADR	78,400	1,311,632
Souza Cruz SA	75,140	896,744
Tegma Gestao Logistica SA	62,032	614,918
		13,825,701

Cambodia | 0.2%

NagaCorp, Ltd.	462,000	390,168

China | 8.1%

AAC Technologies Holdings, Inc.	152,000	690,829
Agricultural Bank of China, Ltd., Class H	3,874,000	1,783,182
Baidu, Inc. Sponsored ADR (a)	19,686	3,054,874
Biostime International Holdings, Ltd.	92,500	699,484
China Construction Bank Corp., Class H	2,598,065	2,003,175
China State Construction International Holdings, Ltd.	1,101,600	1,761,219
China ZhengTong Auto Services Holdings, Ltd. (a)	818,500	506,556
CNOOC, Ltd.	633,000	1,287,889
Daphne International Holdings, Ltd.	1,012,000	614,567
Greatview Aseptic Packaging Co., Ltd.	1,082,000	618,015
Ping An Insurance (Group) Co. of China, Ltd., Class H	206,000	1,531,209
Prince Frog International Holdings, Ltd.	968,000	670,220
Shenguan Holdings Group, Ltd.	1,472,000	624,412
Shenzhou International Group Holdings, Ltd.	130,000	424,902
Zhuzhou CSR Times Electric Co., Ltd., Class H	202,000	656,326

Description	Shares	Value
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	935,780	$810,795
		17,737,654

Colombia | 2.0%

Bancolombia SA Sponsored ADR	17,880	1,028,815
Pacific Rubiales Energy Corp.	163,950	3,237,458
		4,266,273

Egypt | 0.3%

Commercial International Bank Egypt SAE GDR	139,060	716,159

Georgia | 0.2%

Bank of Georgia Holdings PLC	14,261	446,044

Hong Kong | 1.2%

China Mobile, Ltd. Sponsored ADR	23,528	1,327,685
Techtronic Industries Co., Ltd.	482,500	1,256,656
		2,584,341

Hungary | 0.5%

OTP Bank PLC	58,739	1,162,278

India | 1.2%

Axis Bank, Ltd.	62,323	1,000,473
ICICI Bank, Ltd. Sponsored ADR	50,800	1,548,384
		2,548,857

Indonesia | 2.6%

PT Bank Mandiri (Persero) Tbk	2,106,500	1,446,172
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	6,266,500	487,034
PT Bank Rakyat Indonesia (Persero) Tbk	1,989,000	1,245,272
PT Bekasi Fajar Industrial Estate Tbk	12,141,500	498,032
PT Pakuwon Jati Tbk	19,868,500	488,991
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	20,560	746,534
PT United Tractors Tbk	462,015	650,332
		5,562,367

Kazakhstan | 0.2%

KCell JSC GDR	27,480	423,192

Macau | 1.4%

Sands China, Ltd.	304,900	1,886,977
Wynn Macau, Ltd.	336,400	1,147,227
		3,034,204

Malaysia | 0.3%

Mah Sing Group Bhd	837,739	568,002

Mexico | 2.5%

Genomma Lab Internacional SAB de CV, B Shares (a)	656,300	1,499,169

Description	Shares	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Grupo Financiero Banorte SAB de CV, Class O	159,400	$993,213
Grupo Mexico SAB de CV, Series B	175,909	526,672
Grupo Televisa SAB Sponsored ADR	39,492	1,103,801
Kimberly-Clark de Mexico SAB de CV, Series A	468,735	1,370,449
		5,493,304

Netherlands | 0.2%

OCI NV	11,486	388,471

Peru | 0.2%

Credicorp, Ltd.	3,700	475,302

Philippines | 0.4%

Philippine Long Distance Telephone Co. Sponsored ADR	12,535	850,374

Russia | 8.5%

DIXY Group (a), (e)	28,856	396,306
Eurasia Drilling Co., Ltd. GDR	33,592	1,340,321
Gazprom OAO Sponsored ADR	130,742	1,151,837
Globaltrans Investment PLC Sponsored GDR	172,754	2,504,933
Lukoil OAO Sponsored ADR	15,685	996,939
MegaFon OAO GDR (e), (f)	31,103	1,096,381
Mobile TeleSystems OJSC Sponsored ADR	83,610	1,861,159
Novatek OAO Sponsored GDR	17,062	2,255,596
Oriflame Cosmetics SA SDR	24,250	770,512
Sberbank of Russia (e)	488,659	1,473,450
Sberbank of Russia Sponsored ADR	158,412	1,905,696
TMK OAO GDR	80,172	1,037,426
Yandex NV Class A (a)	46,470	1,692,437
		18,482,993

South Africa | 2.6%

AVI, Ltd.	110,072	656,140
Capitec Bank Holdings, Ltd.	16,643	333,183
Exxaro Resources, Ltd.	75,329	1,234,194
Standard Bank Group, Ltd.	176,191	2,103,710
Tiger Brands, Ltd.	27,648	823,664
Truworths International, Ltd.	57,194	512,683
		5,663,574

South Korea | 5.1%

Hanwha Life Insurance Co., Ltd.	141,220	913,280
Hy-Lok Corp.	14,427	348,366
Hyundai Mobis	6,777	1,803,543
KT Skylife Co., Ltd.	25,930	703,338
KT&G Corp.	17,735	1,270,705
Naver Corp.	270	139,940
Partron Co., Ltd.	44,219	726,234

Description	Shares	Value
Samsung Electronics Co., Ltd.	2,277	$2,896,372
Samsung Electronics Co., Ltd. GDR	1,037	661,606
Shinhan Financial Group Co., Ltd.	27,010	1,097,063
Shinhan Financial Group Co., Ltd. ADR	14,232	576,396
		11,136,843

Taiwan | 3.5%

Catcher Technology Co., Ltd.	201,000	1,063,906
Hon Hai Precision Industry Co., Ltd. GDR	172,946	888,078
King Slide Works Co., Ltd.	47,000	410,914
Makalot Industrial Co., Ltd.	135,000	678,036
MediaTek, Inc.	116,000	1,433,964
Radiant Opto-Electronics Corp.	214,930	766,906
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	106,776	1,810,921
TPK Holding Co., Ltd.	62,000	563,026
		7,615,751

Thailand | 0.8%

Dynasty Ceramic Public Co. Ltd. (e)	338,400	603,126
Major Cineplex Group Public Co. Ltd. (e)	895,400	532,431
Supalai Public Co. Ltd. (e)	1,402,500	708,424
		1,843,981

Turkey | 3.3%

Aselsan Elektronik Sanayi Ve Ticaret AS	182,670	793,962
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	655,149	885,402
Koc Holding AS ADR	68,304	1,590,117
TAV Havalimanlari Holding AS	74,772	527,463
Tofas Turk Otomobil Fabrikasi AS	91,526	557,298
Turkcell Iletisim Hizmetleri AS ADR (a)	67,250	991,937
Turkiye Is Bankasi AS, C Shares	447,422	1,182,760
Turkiye Sinai Kalkinma Bankasi AS	619,954	549,352
		7,078,291

United States | 0.6%

Freeport-McMoRan Copper & Gold, Inc.	40,500	1,339,740

Total Common Stocks (Identified cost $117,805,722)		114,776,986

Preferred Stocks | 1.8%

Brazil | 1.8%
Banco ABC Brasil SA	121,485	712,586
Banco Bradesco SA ADR	74,080	1,028,231
Marcopolo SA	430,200	1,281,108
Vale SA Sponsored ADR	65,510	930,897
		3,952,822

Total Preferred Stocks (Identified cost $4,468,715)		3,952,822

Description	Shares	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Warrant | 0.0%

Malaysia | 0.0%

Mah Sing Group Bhd, Expires 03/18/18 (Identified cost $0)	161,806	$27,303

Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 4.4%

Brazil | 0.4%

Banco do Brasil SA, 9.250%, 04/15/23	USD	400	$424,000
Odebrecht Finance, Ltd., 7.125%, 06/26/42	USD	400	381,000
			805,000

China | 0.1%

China Lesso Group Holdings, Ltd., 7.875%, 05/13/16	USD	200	209,000

Colombia | 0.4%

Banco GNB Sudameris SA, 3.875%, 05/02/18 (f)	USD	225	211,219
Ecopetrol SA, 7.625%, 07/23/19	USD	104	122,980
Millicom International Cellular SA, 4.750%, 05/22/20 (f)	USD	200	187,250
Pacific Rubiales Energy Corp., 7.250%, 12/12/21	USD	300	315,000
			836,449

Georgia | 0.2%

Bank of Georgia JSC, 7.750%, 07/05/17	USD	400	413,000

Guatemala | 0.1%

Industrial Senior Trust, 5.500%, 11/01/22 (f)	USD	200	182,500

India | 0.1%

Vedanta Resources PLC, 9.500%, 07/18/18	USD	325	356,688

Indonesia | 0.4%

PT Berau Coal Energy Tbk, 7.250%, 03/13/17	USD	200	189,500
PT Gajah Tunggal Tbk:
7.750%, 02/06/18	USD	200	193,000
7.750%, 02/06/18 (f)	USD	200	193,000

Description	Security Currency	Principal Amount (000)	Value
PT Pertamina (Persero) Tbk, 5.250%, 05/23/21	USD	300	$284,250
			859,750

Ivory Coast | 0.1%

Grupo Aval, Ltd., 4.750%, 09/26/22	USD	200	179,500

Kazakhstan | 0.3%

Halyk Savings Bank of Kazakhstan JSC, 7.250%, 05/03/17	USD	350	365,750
Zhaikmunai LP, 7.125%, 11/13/19	USD	200	209,500
			575,250

Mexico | 0.4%

America Movil SAB de CV, 6.450%, 12/05/22	MXN	2,000	143,038
Bio Pappel SAB de CV, 10.000%, 08/27/16	USD	150	149,625
Cemex SAB de CV:
9.000%, 01/11/18	USD	100	107,750
9.500%, 06/15/18 (f)	USD	250	276,875
Grupo Televisa SAB, 7.250%, 05/14/43	MXN	4,000	257,865
			935,153

Nigeria | 0.1%

FBN Finance Co. BV, 8.250%, 08/07/20 (f)	USD	250	249,456

Russia | 1.4%

Alliance Oil Co., Ltd., 7.000%, 05/04/20	USD	200	198,000
ALROSA Finance SA, 7.750%, 11/03/20	USD	225	249,795
EDC Finance, Ltd., 4.875%, 04/17/20 (f)	USD	400	376,285
Gazprom Neft OAO, 4.375%, 09/19/22	USD	300	276,000
Gazprom OAO, 8.625%, 04/28/34	USD	240	286,800
Lukoil International Finance BV, 6.125%, 11/09/20	USD	250	266,250
Metalloinvest Finance, Ltd., 5.625%, 04/17/20 (f)	USD	250	241,855
MTS International Funding, Ltd.:
8.625%, 06/22/20	USD	100	116,875
5.000%, 05/30/23 (f)	USD	200	183,500
Polyus Gold International, Ltd., 5.625%, 04/29/20 (f)	USD	225	220,781

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Rosneft Oil Co., 4.199%, 03/06/22	USD	300	$276,750
Sibur Securities, Ltd., 3.914%, 01/31/18	USD	250	237,500
TMK OAO, 6.750%, 04/03/20 (f)	USD	150	142,875
			3,073,266

Trinidad and Tobago | 0.2%

Petroleum Co. of Trinidad and Tobago Ltd.:
9.750%, 08/14/19	USD	200	256,500
6.000%, 05/08/22	USD	281	299,531
			556,031

Turkey | 0.1%

Akbank TAS, 7.500%, 02/05/18 (f)	TRY	300	135,026

United Kingdom | 0.1%

Afren PLC, 10.250%, 04/08/19	USD	200	229,000

Total Corporate Bonds (Identified cost $9,993,522)			9,595,069

Foreign Government Obligations | 16.8%

Bahrain | 0.3%

Kingdom of Bahrain, 6.125%, 08/01/23 (f)	USD	600	598,500

Belize | 0.1%

Republic of Belize, 5.000%, 02/20/38 (g)	USD	450	270,000

Bolivia | 0.4%

Bolivia Government Bonds:
4.875%, 10/29/22	USD	450	405,562
5.950%, 08/22/23 (f)	USD	375	358,125
			763,687

Brazil | 2.4%

Brazil Letras do Tesouro Nacional:
0.000%, 01/01/15	BRL	3,310	1,320,205
0.000%, 01/01/17	BRL	4,035	1,277,950
Brazil Minas SPE, 5.333%, 02/15/28 (f)	USD	1,500	1,449,042
Brazil NTN-B:
6.000%, 08/15/18	BRL	270	291,983
6.000%, 08/15/20	BRL	40	43,367
Brazil NTN-F:
10.000%, 01/01/21	BRL	600	257,275
10.000%, 01/01/23	BRL	1,127	475,218
			5,115,040

Description	Security Currency	Principal Amount (000)	Value
Congo | 0.2%

Republic of Congo:
3.500%, 06/30/29 (f), (g)	USD	233	$197,837
3.500%, 06/30/29 (g)	USD	372	312,840
			510,677

Croatia | 0.4%

Croatia:
6.750%, 11/05/19	USD	300	319,875
6.375%, 03/24/21	USD	500	516,375
			836,250

Dominican Republic | 0.2%

Dominican Republic:
9.040%, 01/23/18	USD	118	128,370
5.875%, 04/18/24	USD	225	208,688
5.875%, 04/18/24 (f)	USD	100	92,750
			429,808

Ecuador | 0.2%

Republic of Ecuador, 9.375%, 12/15/15	USD	400	416,000

El Salvador | 0.3%

Republic of El Salvador:
8.250%, 04/10/32	USD	200	215,500
7.650%, 06/15/35	USD	425	431,375
			646,875

Georgia | 0.1%

Republic of Georgia, 6.875%, 04/12/21	USD	200	213,000

Ghana | 0.1%

Republic of Ghana, 7.875%, 08/07/23 (f)	USD	250	242,500

Guatemala | 0.1%

Republic of Guatemala, 5.750%, 06/06/22	USD	300	308,625

Hungary | 0.9%

Hungary:
6.250%, 01/29/20	USD	266	283,955
5.375%, 02/21/23	USD	604	587,390
7.625%, 03/29/41	USD	478	511,460
Hungary Government Bonds:
5.500%, 12/22/16	HUF	44,000	205,688
6.750%, 02/24/17	HUF	40,000	193,173
6.750%, 11/24/17	HUF	22,000	106,849
5.500%, 12/20/18	HUF	24,000	110,995
			1,999,510

Indonesia | 0.1%

Republic of Indonesia, 6.875%, 01/17/18	USD	250	278,125

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Iraq | 0.7%

Republic of Iraq, 5.800%, 01/15/28	USD	1,875	$1,589,062

Ivory Coast | 1.0%

Ivory Coast, 5.750%, 12/31/32	USD	2,515	2,213,200

Kenya | 0.1%

Kenya Treasury Bill, 0.000%, 04/28/14	KES	12,000	131,354
Kenya Treasury Bond, 12.000%, 09/18/23	KES	7,750	86,940
			218,294

Mexico | 1.9%

Mexican Bonos:
6.250%, 06/16/16	MXN	3,250	261,383
7.250%, 12/15/16	MXN	1,100	91,225
5.000%, 06/15/17	MXN	3,040	236,302
7.750%, 12/14/17	MXN	2,980	254,147
4.750%, 06/14/18	MXN	18,420	1,400,311
8.500%, 12/13/18	MXN	10,200	902,848
8.000%, 06/11/20	MXN	10,710	931,227
			4,077,443

Nigeria | 1.2%

Nigeria Government Bonds:
15.100%, 04/27/17	NGN	8,000	52,001
16.000%, 06/29/19	NGN	12,000	82,205
16.390%, 01/27/22	NGN	49,000	350,102
Nigeria Treasury Bills:
0.000%, 11/07/13	NGN	33,600	206,052
0.000%, 12/05/13	NGN	1,000	6,076
0.000%, 12/19/13	NGN	101,280	613,158
0.000%, 04/24/14	NGN	7,000	40,025
0.000%, 05/08/14	NGN	9,000	51,857
0.000%, 05/22/14	NGN	11,000	63,199
0.000%, 06/05/14	NGN	14,800	84,747
0.000%, 08/07/14	NGN	25,000	140,168
0.000%, 09/04/14	NGN	5,300	29,535
Republic of Nigeria:
5.125%, 07/12/18 (f)	USD	425	430,312
6.750%, 01/28/21	USD	200	214,500
6.375%, 07/12/23 (f)	USD	250	255,000
			2,618,937

Pakistan | 0.1%

Islamic Republic of Pakistan, 7.125%, 03/31/16	USD	275	267,438

Panama | 0.0%

Republic of Panama, 9.375%, 04/01/29	USD	75	107,063

Description	Security Currency	Principal Amount (000)	Value
Paraguay | 0.1%

Republic of Paraguay, 4.625%, 01/25/23	USD	225	$204,188

Romania | 1.2%

Romania Government Bonds:
5.850%, 07/28/14	RON	710	218,974
5.800%, 10/26/15	RON	2,700	846,164
5.750%, 01/27/16	RON	1,000	313,476
5.900%, 07/26/17	RON	2,910	927,619
6.750%, 02/07/22	USD	200	228,040
			2,534,273

Russia | 1.5%

Russia Foreign Bond, 7.500%, 03/31/30	USD	504	594,042
Russia Government Bonds - OFZ:
6.900%, 08/03/16	RUB	4,349	135,934
7.400%, 04/19/17	RUB	3,000	94,880
7.500%, 03/15/18	RUB	5,850	186,370
7.500%, 02/27/19	RUB	33,310	1,060,165
7.600%, 04/14/21	RUB	6,373	202,884
7.600%, 07/20/22	RUB	4,852	153,864
7.000%, 01/25/23	RUB	6,600	201,148
8.150%, 02/03/27	RUB	12,308	397,712
Russian Federation, 4.875%, 09/16/23 (f)	USD	200	205,040
			3,232,039

Rwanda | 0.3%

Republic of Rwanda, 6.625%, 05/02/23	USD	625	545,312

Senegal | 0.3%

Republic of Senegal, 8.750%, 05/13/21	USD	600	631,500

Serbia | 0.0%

Serbia Treasury Bill, 0.000%, 01/03/14	RSD	3,000	34,548

South Africa | 0.2%

Republic of South Africa, 8.250%, 09/15/17	ZAR	3,490	364,738

Sri Lanka | 0.1%

Republic of Sri Lanka, 6.250%, 10/04/20	USD	225	217,969

Tanzania | 0.2%

United Republic of Tanzania, 6.392%, 03/09/20	USD	525	542,063

Turkey | 0.9%

Turkey Government Bonds: 0.000%, 08/06/14	TRY	460	212,553

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

4.500%, 02/11/15	TRY	705	$361,422
4.000%, 04/29/15	TRY	1,133	578,115
5.000%, 05/13/15	TRY	530	247,939
9.000%, 03/08/17	TRY	500	249,994
3.000%, 02/23/22	TRY	642	314,272
			1,964,295

Uganda | 0.0%

Uganda Treasury Bill, 0.000%, 08/07/14	UGX	150,000	52,031

Ukraine | 0.1%

Ukraine Government Bond, 9.250%, 07/24/17	USD	300	277,215

Uruguay | 0.1%

Republica Orient Uruguay, 5.000%, 09/14/18	UYU	1,961	96,384
Uruguay Monetary Regulation Bill, 0.000%, 02/26/14	UYU	2,000	86,823
Uruguay Notas Del Tesoro, 9.750%, 06/14/14	UYU	1,070	47,279
			230,486

Venezuela | 0.6%

Republic of Venezuela:
7.750%, 10/13/19	USD	305	253,608
8.250%, 10/13/24	USD	485	364,962
9.250%, 05/07/28	USD	770	604,450
9.375%, 01/13/34	USD	70	55,300
			1,278,320

Vietnam | 0.1%

Socialist Republic of Vietnam, 6.750%, 01/29/20	USD	140	149,100

Zambia | 0.3%

Republic of Zambia, 5.375%, 09/20/22	USD	625	546,875
Zambia Treasury Bills:
0.000%, 12/02/13	ZMW	320	59,055
0.000%, 03/03/14	ZMW	320	57,322
			663,252

Total Foreign Government Obligations (Identified cost $37,371,820)			36,641,363

Quasi Government Bonds | 2.4%

Angola | 1.0%

Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	1,990	2,134,275

Azerbaijan | 0.4%

State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/23	USD	1,000	938,750

Description	Security Currency	Principal Amount (000)	Value
Brazil | 0.2%

Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23 (f)	USD	475	$475,000

Colombia | 0.0%

Empresas Publicas de Medellin ESP, 8.375%, 02/01/21	COP	72,000	39,341

Kazakhstan | 0.3%

Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	USD	675	622,687

Russia | 0.2%

Russian Agricultural Bank OJSC:
8.625%, 02/17/17 (f)	RUB	8,500	263,121
5.100%, 07/25/18 (f)	USD	200	202,750
			465,871

Venezuela | 0.3%

Petroleos de Venezuela SA, 5.250%, 04/12/17	USD	670	535,330

Total Quasi Government Bonds (Identified cost $5,293,065)			5,211,254

US Treasury Securities | 13.7%

United States | 13.7%

US Treasury Bill, 0.000%, 10/10/13	USD	2,000	1,999,992
US Treasury Notes:
2.750%, 10/31/13	USD	7,200	7,215,754
2.000%, 11/30/13	USD	5,300	5,316,976
4.000%, 02/15/14	USD	8,000	8,117,504
1.750%, 03/31/14	USD	7,100	7,159,924
			29,810,150

Total US Treasury Securities (Identified cost $29,809,952)			29,810,150

Description	Shares	Value
Short-Term Investment | 10.2%

State Street Institutional Treasury Money Market Fund (Identified cost $22,131,608)	22,131,608	$22,131,608

Total Investments | 102.1% (Identified cost $226,874,404) (b), (d)		222,146,555

Description	Number of Contracts	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Purchased Option | 0.0%

USD vs INR November 13 62.00 Put, Expires 11/08/13 (Identified cost $9,700)	5,000	$16,450

Total Investments and Purchased Option | 102.1% (Identified cost $226,884,104)		$222,163,005

Liabilities in Excess of Cash and Other Assets | (2.1)%		(4,578,188)

Net Assets | 100.0%		$217,584,817

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at September 30, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	BRC	10/02/13	886,556	$397,559	$400,017	$2,458	$—
BRL	SCB	10/02/13	2,656,312	1,186,383	1,198,534	12,151	—
BRL	SCB	11/04/13	1,346,880	593,287	602,982	9,695	—
BRL	UBS	10/02/13	1,252,205	527,000	564,998	37,998	—
BRL	UBS	11/04/13	1,465,464	655,000	656,070	1,070	—
CLP	BNP	10/16/13	340,014,500	665,000	672,375	7,375	—
CLP	UBS	10/10/13	147,795,800	296,749	292,498	—	4,251
CNY	HSB	10/21/13	1,172,528	190,000	191,439	1,439	—
CNY	SCB	10/21/13	2,682,387	433,692	437,955	4,263	—
COP	BNP	12/02/13	442,332,000	229,992	230,827	835	—
COP	CIT	10/03/13	120,582,000	63,000	63,250	250	—
COP	CIT	10/03/13	321,750,000	165,000	168,769	3,769	—
COP	CIT	10/16/13	1,005,373,700	521,000	526,789	5,789	—
COP	HSB	10/08/13	499,699,200	261,952	262,002	50	—
COP	UBS	11/05/13	893,180,850	457,244	467,233	9,989	—
CZK	BNP	10/07/13	5,540,032	281,401	291,782	10,381	—
CZK	BNP	11/22/13	10,297,546	536,323	542,473	6,150	—
CZK	BRC	10/16/13	7,303,430	383,463	384,672	1,209	—
CZK	JPM	10/07/13	5,809,328	295,080	305,965	10,885	—
EUR	BRC	10/01/13	234,026	315,585	316,603	1,018	—
EUR	BRC	11/25/13	188,246	255,100	254,705	—	395
EUR	CIT	11/06/13	291,483	383,622	394,367	10,745	—
EUR	JPM	11/06/13	32,000	42,717	43,295	578	—
EUR	JPM	11/06/13	50,397	67,500	68,185	685	—
GHS	SCB	11/19/13	1,391,000	650,000	623,130	—	26,870
HUF	BRC	10/01/13	70,123,680	311,708	318,977	7,269	—
HUF	BRC	10/16/13	112,960,698	500,180	513,312	13,132	—
HUF	BRC	10/16/13	114,295,718	515,961	519,379	3,418	—
HUF	BRC	10/31/13	73,873,800	332,451	335,332	2,881	—
HUF	JPM	10/10/13	56,849,700	253,816	258,447	4,631	—
HUF	JPM	10/10/13	58,597,800	254,593	266,394	11,801	—
HUF	JPM	10/15/13	106,547,240	478,630	484,203	5,573	—
HUF	UBS	10/21/13	97,531,350	435,000	443,039	8,039	—
IDR	BRC	10/03/13	2,028,310,000	178,000	175,125	—	2,875
IDR	BRC	10/17/13	3,967,954,000	344,440	341,750	—	2,690
IDR	JPM	10/03/13	1,939,644,000	172,000	167,470	—	4,530
IDR	JPM	10/21/13	1,240,800,000	110,000	106,792	—	3,208
IDR	SCB	10/21/13	1,240,250,000	110,000	106,745	—	3,255
IDR	SCB	10/21/13	2,420,000,000	220,000	208,282	—	11,718
INR	BRC	11/12/13	13,341,600	240,000	210,696	—	29,304
INR	BRC	11/13/13	9,437,839	170,000	149,008	—	20,992
INR	HSB	10/31/13	17,707,200	280,000	280,549	549	—
INR	JPM	10/25/13	5,699,700	90,000	90,462	462	—
INR	JPM	11/13/13	6,663,600	120,000	105,207	—	14,793
INR	JPM	02/10/14	35,906,640	638,000	555,005	—	82,995

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at September 30, 2013 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (continued)
INR	SCB	10/15/13	14,557,510	$227,000	$231,719	$4,719	$—
KRW	CIT	10/23/13	632,482,680	582,000	587,733	5,733	—
KRW	HSB	10/10/13	445,712,625	405,000	414,527	9,527	—
KZT	CIT	03/17/14	135,843,100	869,118	854,635	—	14,483
KZT	HSB	10/30/13	30,571,200	198,000	197,955	—	45
KZT	HSB	06/16/14	3,817,500	24,062	23,609	—	453
KZT	HSB	06/16/14	30,571,200	192,538	189,067	—	3,471
MXN	BRC	10/16/13	3,200,000	244,379	244,183	—	196
MXN	CIT	10/21/13	12,767,223	986,495	973,824	—	12,671
MXN	SCB	10/16/13	3,200,000	244,424	244,183	—	241
MXN	UBS	10/21/13	3,294,743	253,000	251,308	—	1,692
MYR	BRC	10/18/13	2,239,050	681,910	686,201	4,291	—
MYR	CIT	10/18/13	687,131	217,000	210,585	—	6,415
MYR	HSB	10/18/13	813,375	248,382	249,275	893	—
MYR	JPM	10/18/13	747,040	227,409	228,945	1,536	—
MYR	JPM	10/18/13	2,205,959	673,000	676,059	3,059	—
MYR	JPM	11/06/13	491,104	149,000	150,320	1,320	—
NGN	BRC	06/18/14	11,683,750	65,000	67,645	2,645	—
NGN	CIT	10/23/13	6,478,000	40,000	39,894	—	106
NGN	CIT	10/23/13	202,744,300	1,237,000	1,248,589	11,589	—
NGN	JPM	06/17/14	12,420,000	69,000	71,926	2,926	—
NGN	SCB	10/31/13	19,666,400	117,657	120,786	3,129	—
NGN	SCB	12/18/13	33,028,100	194,283	199,356	5,073	—
PEN	BNP	10/18/13	726,233	261,000	260,263	—	737
PEN	BNP	10/24/13	627,863	227,610	224,847	—	2,763
PEN	BNP	11/04/13	426,750	150,000	152,623	2,623	—
PEN	BNP	11/22/13	951,970	341,000	339,768	—	1,232
PEN	UBS	10/21/13	1,147,131	407,145	410,953	3,808	—
PHP	JPM	10/16/13	17,135,100	395,000	393,602	—	1,398
PHP	JPM	12/12/13	26,345,070	603,000	605,068	2,068	—
PHP	SCB	01/13/14	14,313,920	328,000	328,647	647	—
PLN	BNP	10/22/13	1,188,655	376,145	380,178	4,033	—
PLN	BRC	10/16/13	187,969	60,000	60,141	141	—
PLN	BRC	10/16/13	571,950	180,000	182,997	2,997	—
PLN	BRC	10/16/13	686,175	219,330	219,543	213	—
PLN	BRC	10/16/13	927,486	300,000	296,752	—	3,248
PLN	BRC	10/16/13	2,948,382	935,000	943,344	8,344	—
PLN	BRC	10/16/13	2,983,939	925,482	954,720	29,238	—
PLN	BRC	10/21/13	1,639,758	516,000	524,489	8,489	—
PLN	JPM	10/16/13	160,300	49,999	51,288	1,289	—
PLN	JPM	11/05/13	1,028,504	318,595	328,681	10,086	—
PLN	SCB	10/16/13	752,640	233,496	240,809	7,313	—
RON	BRC	10/07/13	1,330,000	391,856	403,776	11,920	—
RON	JPM	10/04/13	255,118	75,858	77,466	1,608	—
RON	JPM	10/04/13	707,356	210,529	214,788	4,259	—

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at September 30, 2013 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
RON	JPM	10/04/13	1,652,000	$497,954	$501,629	$3,675	$—
RON	JPM	11/12/13	741,164	217,000	224,471	7,471	—
RSD	CIT	10/16/13	68,448,400	802,349	805,817	3,468	—
RUB	BNP	12/09/13	9,988,650	302,000	304,650	2,650	—
RUB	BRC	10/16/13	2,887,704	87,000	88,928	1,928	—
RUB	BRC	10/16/13	5,457,745	164,772	168,073	3,301	—
RUB	BRC	10/18/13	3,885,600	120,000	119,621	—	379
RUB	JPM	10/16/13	29,613,295	893,946	911,949	18,003	—
RUB	JPM	10/21/13	2,591,600	80,000	79,747	—	253
RUB	UBS	12/13/13	9,544,320	288,000	290,872	2,872	—
SGD	HSB	10/23/13	658,692	523,000	525,059	2,059	—
THB	BNP	10/18/13	5,074,485	159,000	162,071	3,071	—
THB	SCB	10/21/13	15,921,462	501,337	508,413	7,076	—
TRY	BRC	10/21/13	464,113	229,611	228,950	—	661
TRY	JPM	10/21/13	403,860	200,625	199,226	—	1,399
TWD	JPM	10/16/13	9,495,480	320,360	321,218	858	—
UGX	BRC	10/11/13	245,702,000	94,939	96,134	1,195	—
UGX	CIT	10/25/13	731,826,000	286,317	285,322	—	995
UYU	CIT	10/28/13	8,567,000	396,253	386,609	—	9,644
UYU	JPM	10/07/13	3,162,000	139,785	143,419	3,634	—
UYU	JPM	11/25/13	3,748,500	170,000	168,029	—	1,971
VND	CIT	10/16/13	761,250,000	35,000	35,987	987	—
ZAR	JPM	10/28/13	2,410,217	241,000	239,165	—	1,835
ZAR	SCB	10/16/13	5,560,827	563,573	552,745	—	10,828
ZAR	SSB	10/03/13	17,666	1,768	1,760	—	8
ZAR	SSB	10/04/13	29,534	2,928	2,941	13	—
ZAR	SSB	10/07/13	12,280	1,220	1,222	2	—
ZMW	BRC	11/07/13	570,690	102,000	106,185	4,185	—
ZMW	BRC	12/17/13	290,000	50,000	53,330	3,330	—
ZMW	BRC	12/17/13	290,000	50,000	53,330	3,330	—
ZMW	BRC	12/26/13	3,016,425	534,827	553,300	18,473	—
ZMW	JPM	04/08/14	200,000	33,761	35,521	1,760	—
ZMW	SCB	11/29/13	1,751,425	317,000	323,741	6,741	—
Total Forward Currency Purchase Contracts				$39,666,455	$39,833,590	$452,135	$285,000
Forward Currency Sale Contracts
BRL	BRC	10/02/13	422,876	$178,053	$190,803	$—	$12,750
BRL	BRC	10/02/13	463,680	210,000	209,214	786	—
BRL	SCB	10/02/13	422,876	177,904	190,803	—	12,899
BRL	SCB	10/02/13	1,346,880	597,684	607,716	—	10,032
BRL	SCB	11/04/13	2,656,312	1,177,782	1,189,198	—	11,416
BRL	UBS	10/02/13	1,252,205	563,802	564,998	—	1,196
CLP	UBS	10/10/13	131,235,800	262,000	259,725	2,275	—
COP	BNP	10/03/13	442,332,000	231,224	232,019	—	795
CZK	BNP	11/22/13	6,570,432	340,000	346,129	—	6,129

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at September 30, 2013 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (continued)
CZK	BRC	10/16/13	4,230,646	$217,251	$222,828	$—	$5,577
CZK	JPM	10/16/13	3,072,784	157,911	161,843	—	3,932
EUR	BNP	10/07/13	214,000	281,402	289,514	—	8,112
EUR	BNP	10/25/13	440,000	580,380	595,288	—	14,908
EUR	BNP	10/25/13	529,000	704,303	715,699	—	11,396
EUR	BRC	10/01/13	233,000	311,708	315,214	—	3,506
EUR	BRC	10/16/13	574,710	762,011	777,524	—	15,513
EUR	BRC	10/31/13	246,000	332,451	332,825	—	374
EUR	CIT	10/16/13	591,500	802,349	800,239	2,110	—
EUR	HSB	12/23/13	1,305,425	1,768,851	1,766,421	2,430	—
EUR	JPM	10/04/13	57,000	75,858	77,113	—	1,255
EUR	JPM	10/07/13	224,000	295,080	303,042	—	7,962
EUR	JPM	10/15/13	356,000	478,630	481,630	—	3,000
EUR	JPM	11/05/13	241,000	318,595	326,065	—	7,470
EUR	JPM	11/06/13	366,732	486,809	496,177	—	9,368
EUR	SCB	10/16/13	574,710	762,123	777,524	—	15,401
EUR	UBS	11/29/13	106,000	141,505	143,424	—	1,919
EUR	UBS	11/29/13	260,184	345,154	352,045	—	6,891
HUF	BRC	10/01/13	70,123,680	315,585	318,977	—	3,392
IDR	BRC	10/03/13	3,967,954,000	347,152	342,595	4,557	—
INR	BRC	11/12/13	13,341,600	229,277	210,696	18,581	—
INR	BRC	11/13/13	9,437,839	161,912	149,008	12,904	—
INR	JPM	11/13/13	6,663,600	114,416	105,207	9,209	—
JPY	CIT	12/18/13	31,235,652	316,000	317,933	—	1,933
JPY	HSB	11/25/13	57,728,781	592,334	587,479	4,855	—
JPY	SCB	10/28/13	52,653,910	527,224	535,750	—	8,526
JPY	UBS	10/28/13	20,480,829	206,000	208,391	—	2,391
KZT	CIT	10/10/13	1,695,320	11,000	11,009	—	9
KZT	HSB	10/30/13	30,571,200	198,193	197,955	238	—
MXN	BRC	10/16/13	2,709,600	209,172	206,762	2,410	—
MXN	BRC	10/16/13	4,017,844	314,476	306,591	7,885	—
MXN	JPM	10/16/13	440,673	33,677	33,627	50	—
RUB	BRC	10/28/13	4,252,314	132,000	130,706	1,294	—
TRY	BRC	10/21/13	501,002	246,253	247,147	—	894
TRY	HSB	10/21/13	403,860	200,000	199,226	774	—
TRY	JPM	12/04/13	106,841	52,533	52,300	233	—
TRY	JPM	12/04/13	329,775	167,000	161,428	5,572	—
TRY	JPM	12/04/13	704,283	365,084	344,753	20,331	—
TRY	JPM	04/21/14	403,860	193,912	192,636	1,276	—
TRY	SCB	10/21/13	341,002	167,544	168,218	—	674
ZAR	BRC	10/16/13	492,100	49,378	48,914	464	—
ZAR	BRC	10/16/13	495,878	50,000	49,290	710	—
ZAR	BRC	10/16/13	592,815	60,000	58,926	1,074	—

Lazard Emerging Markets Multi-Strategy Portfolio (concluded)

Forward Currency Contracts open at September 30, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
ZAR	CIT	10/28/13	811,968	$81,000	$80,571	$429	$—
ZAR	SSB	10/01/13	1,778,488	180,650	177,136	3,514	—
ZAR	SSB	10/02/13	4,381,099	439,189	436,354	2,835	—
ZMW	BRC	12/17/13	290,000	51,510	53,330	—	1,820
Total Forward Currency Sale Contracts				$18,573,291	$18,657,935	106,796	191,440

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$558,931	$476,440

Credit Default Swap Agreements open at September 30, 2013:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Markit CDX EM20 Series 9PA	BRC	4,950,000	12/20/18	5.00%	$—	$524,700	$—	$524,700
Republic of Korea	BRC	300,000	12/20/18	(1.00%)	(3,452)	(3,440)	—	12
Republic of Turkey	BRC	250,000	12/20/18	(1.00%)	13,985	12,378	1,607	—
Republic of Turkey	JPM	2,400,000	12/20/18	(1.00%)	134,264	117,719	16,545	—
Total Credit Default Swap Agreements					$144,797	$651,357	$18,152	$524,712

Interest Rate Swap Agreements open at September 30, 2013:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Appreciation	Unrealized Depreciation
BRL	BRC	591,000	01/04/16	8.18%	Brazil Cetip Interbank Deposit Rate	$—	$15,205
BRL	BRC	2,200,000	01/04/16	8.83%	Brazil Cetip Interbank Deposit Rate	—	42,819
BRL	JPM	692,001	01/02/17	8.90%	Brazil Cetip Interbank Deposit Rate	—	19,288
MXN	BRC	3,000,000	09/04/15	4.76%	Mexico Interbank TIIE 28 Day	2,547	—
MXN	JPM	2,000,000	09/04/15	4.76%	Mexico Interbank TIIE 28 Day	1,698	—
RUB	BRC	7,000,000	09/11/16	6.90%	RUB-MOSPRIME-NFEA	471	—
RUB	BRC	16,000,000	09/16/17	6.93%	RUB-MOSPRIME-NFEA	—	291
ZAR	BRC	6,000,000	07/18/16	6.18%	South Africa Johannesburg Interbank Agreed Rate 3 Month	—	5,488
ZAR	BRC	6,000,000	09/17/18	7.12%	South Africa Johannesburg Interbank Agreed Rate 3 Month	—	995
ZAR	BRC	4,500,000	09/19/18	6.79%	South Africa Johannesburg Interbank Agreed Rate 3 Month	—	6,962
Total Interest Rate Swap Agreements						4,716	91,048

Gross unrealized appreciation/depreciation on Swap Agreements						$22,868	$615,760

	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio

Corporate Bonds | 5.8%

Brazil | 0.5%

Arcos Dorados Holdings, Inc., 10.250%, 07/13/16	BRL	600	$263,953
Banco do Brasil SA, 9.250%, 04/15/23	USD	925	980,500
Companhia Energetica de Sao Paulo, 9.750%, 01/15/15	BRL	539	361,130
Odebrecht Finance, Ltd., 7.125%, 06/26/42	USD	700	666,750
			2,272,333

Colombia | 0.4%

Banco GNB Sudameris SA, 3.875%, 05/02/18 (f)	USD	725	680,594
Pacific Rubiales Energy Corp., 5.125%, 03/28/23 (f)	USD	1,075	963,468
			1,644,062

Georgia | 0.2%

Bank of Georgia JSC, 7.750%, 07/05/17	USD	1,025	1,058,313

Guatemala | 0.1%

Industrial Senior Trust:
5.500%, 11/01/22	USD	200	182,500
5.500%, 11/01/22 (f)	USD	325	296,563
			479,063

India | 0.2%

Vedanta Resources PLC, 9.500%, 07/18/18	USD	775	850,563

Indonesia | 0.8%

PT Berau Coal Energy Tbk, 7.250%, 03/13/17	USD	350	331,625
PT Gajah Tunggal Tbk:
7.750%, 02/06/18	USD	400	386,000
7.750%, 02/06/18 (f)	USD	750	723,750
PT Pertamina (Persero) Tbk:
5.250%, 05/23/21	USD	1,025	971,187
6.500%, 05/27/41	USD	1,300	1,131,000
			3,543,562

Ivory Coast | 0.1%

Grupo Aval, Ltd., 4.750%, 09/26/22	USD	350	314,125

Kazakhstan | 0.3%

Halyk Savings Bank of Kazakhstan JSC, 7.250%, 05/03/17	USD	775	809,875

Description	Security Currency	Principal Amount (000)	Value
Zhaikmunai LP, 7.125%, 11/13/19	USD	250	$261,875
			1,071,750

Mexico | 0.8%

America Movil SAB de CV, 6.450%, 12/05/22	MXN	17,350	1,240,859
Bio Pappel SAB de CV, 10.000%, 08/27/16	USD	525	523,687
Cemex SAB de CV:
9.500%, 06/15/18 (f)	USD	300	332,250
9.500%, 06/15/18	USD	425	470,688
Grupo Televisa SAB, 7.250%, 05/14/43	MXN	12,000	773,595
			3,341,079

Nigeria | 0.2%

FBN Finance Co. BV, 8.250%, 08/07/20 (f)	USD	725	723,423

Russia | 1.7%

Alliance Oil Co., Ltd., 7.000%, 05/04/20	USD	425	420,750
ALROSA Finance SA, 7.750%, 11/03/20	USD	650	721,630
EDC Finance, Ltd., 4.875%, 04/17/20 (f)	USD	725	682,016
Gazprom Neft OAO, 4.375%, 09/19/22	USD	725	667,000
Gazprom OAO:
9.250%, 04/23/19	USD	300	369,060
8.625%, 04/28/34	USD	250	298,750
Lukoil International Finance BV, 6.125%, 11/09/20	USD	300	319,500
Metalloinvest Finance, Ltd., 5.625%, 04/17/20 (f)	USD	725	701,380
MTS International Funding, Ltd.:
8.625%, 06/22/20	USD	325	379,844
5.000%, 05/30/23 (f)	USD	320	293,600
Polyus Gold International, Ltd., 5.625%, 04/29/20 (f)	USD	725	711,406
Rosneft Oil Co., 4.199%, 03/06/22	USD	725	668,812
Sibur Securities, Ltd., 3.914%, 01/31/18	USD	750	712,500
			6,946,248

Trinidad and Tobago | 0.4%

Petroleum Co. of Trinidad and Tobago Ltd.:
9.750%, 08/14/19	USD	500	641,250
6.000%, 05/08/22	USD	900	958,500
			1,599,750

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)

United Kingdom | 0.1%

Afren PLC, 10.250%, 04/08/19	USD	275	$314,875

Total Corporate Bonds (Identified cost $25,468,827)			24,159,146

Foreign Government Obligations | 60.7%

Bahrain | 0.4%

Kingdom of Bahrain, 6.125%, 08/01/23 (f)	USD	1,775	1,770,563

Belize | 0.3%

Republic of Belize, 5.000%, 02/20/38 (g)	USD	1,850	1,110,000

Bolivia | 0.7%

Bolivia Government Bonds:
4.875%, 10/29/22	USD	2,075	1,870,094
5.950%, 08/22/23 (f)	USD	1,000	955,000
			2,825,094
Brazil | 4.4%

Brazil Letras do Tesouro Nacional:
0.000%, 01/01/15	BRL	2,770	1,104,824
0.000%, 01/01/16	BRL	18,855	6,700,786
0.000%, 01/01/17	BRL	16,550	5,241,652
Brazil Minas SPE, 5.333%, 02/15/28 (f)	USD	1,300	1,255,836
Brazil NTN-B, 6.000%, 08/15/20	BRL	145	157,206
Brazil NTN-F:
10.000%, 01/01/17	BRL	5,800	2,591,891
10.000%, 01/01/21	BRL	1,010	433,080
10.000%, 01/01/23	BRL	2,100	885,498
			18,370,773

Chile | 0.1%

Republic of Chile, 6.000%, 01/01/18	CLP	205,000	426,347

Colombia | 0.3%

Republic of Colombia:
12.000%, 10/22/15	COP	900,000	539,162
7.750%, 04/14/21	COP	1,255,000	744,064
9.850%, 06/28/27	COP	160,000	109,574
			1,392,800

Croatia | 1.1%

Croatia:
6.250%, 04/27/17	USD	720	756,590
6.750%, 11/05/19	USD	2,200	2,345,750
6.625%, 07/14/20	USD	1,350	1,431,000
			4,533,340

Description	Security Currency	Principal Amount (000)	Value
Dominican Republic | 0.6%

Dominican Republic:
5.875%, 04/18/24	USD	548	$508,270
5.875%, 04/18/24 (f)	USD	2,050	1,901,375
			2,409,645

Ecuador | 0.3%

Republic of Ecuador, 9.375%, 12/15/15	USD	1,250	1,300,000

Egypt | 0.2%

Arab Republic of Egypt, 5.750%, 04/29/20	USD	875	805,000

El Salvador | 0.6%

Republic of El Salvador:
7.375%, 12/01/19	USD	1,475	1,604,062
5.875%, 01/30/25 (f)	USD	960	909,600
			2,513,662

Georgia | 0.5%

Republic of Georgia, 6.875%, 04/12/21	USD	1,850	1,970,250

Guatemala | 0.2%

Republic of Guatemala:
5.750%, 06/06/22	USD	700	720,125
5.750%, 06/06/22 (f)	USD	246	253,073
			973,198

Honduras | 0.0%

Honduras Government Bond, 7.500%, 03/15/24	USD	175	147,438

Hungary | 4.6%

Hungary:
4.750%, 02/03/15	USD	950	973,750
6.250%, 01/29/20	USD	2,972	3,172,610
6.375%, 03/29/21	USD	605	643,569
5.375%, 02/21/23	USD	2,962	2,880,545
7.625%, 03/29/41	USD	1,630	1,744,100
Hungary Government Bonds:
7.750%, 08/24/15	HUF	313,500	1,518,290
6.750%, 02/24/17	HUF	764,000	3,689,615
6.750%, 11/24/17	HUF	283,000	1,374,465
5.500%, 12/20/18	HUF	155,000	716,841
6.500%, 06/24/19	HUF	69,000	332,898
7.500%, 11/12/20	HUF	55,000	279,949
7.000%, 06/24/22	HUF	210,000	1,029,990
6.750%, 10/22/28	HUF	112,000	525,332
			18,881,954

Indonesia | 2.7%

Indonesia Government Bonds:
5.250%, 05/15/18	IDR	2,900,000	225,465
8.250%, 07/15/21	IDR	7,700,000	653,300
7.000%, 05/15/22	IDR	9,290,000	724,241

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)

5.625%, 05/15/23	IDR	21,700,000	$1,517,383
8.375%, 09/15/26	IDR	17,405,000	1,445,353
7.000%, 05/15/27	IDR	13,980,000	1,031,921
6.125%, 05/15/28	IDR	33,930,000	2,303,114
8.250%, 06/15/32	IDR	9,500,000	761,942
6.625%, 05/15/33	IDR	5,500,000	376,131
Republic of Indonesia:
3.375%, 04/15/23 (f)	USD	1,125	959,062
6.625%, 02/17/37	USD	740	749,250
5.250%, 01/17/42	USD	500	423,750
			11,170,912

Iraq | 2.0%

Republic of Iraq, 5.800%, 01/15/28	USD	9,800	8,305,500

Ivory Coast | 3.3%

Ivory Coast, 5.750%, 12/31/32	USD	15,550	13,684,000

Kenya | 0.2%

Kenya Treasury Bond, 12.000%, 09/18/23	KES	72,000	807,703

Malaysia | 2.3%

Malaysia Government Bonds:
3.197%, 10/15/15	MYR	2,000	613,265
4.262%, 09/15/16	MYR	8,000	2,511,241
3.580%, 09/28/18	MYR	9,000	2,755,958
4.378%, 11/29/19	MYR	5,890	1,875,364
4.160%, 07/15/21	MYR	1,365	429,552
3.418%, 08/15/22	MYR	1,470	438,398
4.392%, 04/15/26	MYR	2,325	735,788
			9,359,566

Mexico | 4.8%

Mexican Bonos:
6.000%, 06/18/15	MXN	20	1,584
6.250%, 06/16/16	MXN	20,900	1,680,894
5.000%, 06/15/17	MXN	23,720	1,843,779
7.750%, 12/14/17	MXN	54,900	4,682,104
8.500%, 12/13/18	MXN	21,950	1,942,892
8.000%, 06/11/20	MXN	23,260	2,022,441
7.500%, 06/03/27	MXN	24,760	2,069,913
8.500%, 05/31/29	MXN	15,600	1,391,293
7.750%, 05/29/31	MXN	3,900	322,568
8.500%, 11/18/38	MXN	20,650	1,820,147
7.750%, 11/13/42	MXN	3,400	276,038
Mexican Udibonos:
5.000%, 06/16/16	MXN	11,428	975,950
2.500%, 12/10/20	MXN	12,819	1,021,304
			20,050,907

Description	Security Currency	Principal Amount (000)	Value
Mongolia | 0.1%

Mongolia Government International Bond, 4.125%, 01/05/18	USD	525	$476,438

Nigeria | 3.0%

Nigeria Government Bonds:
15.100%, 04/27/17	NGN	36,000	234,003
16.000%, 06/29/19	NGN	142,000	972,758
7.000%, 10/23/19	NGN	75,000	346,318
16.390%, 01/27/22	NGN	318,447	2,275,284
Nigeria Treasury Bills:
0.000%, 10/10/13	NGN	147,000	909,607
0.000%, 10/24/13	NGN	2,000	12,316
0.000%, 11/07/13	NGN	38,000	233,035
0.000%, 12/05/13	NGN	20,000	121,518
0.000%, 12/19/13	NGN	500,000	3,027,043
0.000%, 03/20/14	NGN	110,000	638,114
0.000%, 04/10/14	NGN	95,000	552,454
0.000%, 04/24/14	NGN	90,000	514,601
0.000%, 05/08/14	NGN	9,000	51,857
0.000%, 06/05/14	NGN	5,000	28,631
0.000%, 08/07/14	NGN	15,000	84,101
0.000%, 09/04/14	NGN	42,900	239,070
Republic of Nigeria:
6.750%, 01/28/21	USD	950	1,018,875
6.375%, 07/12/23 (f)	USD	1,125	1,147,500
			12,407,085

Paraguay | 0.1%

Republic of Paraguay, 4.625%, 01/25/23 (f)	USD	250	226,875

Peru | 0.7%

Republic of Peru:
7.840%, 08/12/20	PEN	3,845	1,598,181
8.200%, 08/12/26	PEN	830	362,217
6.950%, 08/12/31	PEN	1,440	549,888
6.950%, 08/12/31 (f)	PEN	1,077	411,271
			2,921,557

Philippines | 0.2%

Republic of Philippines, 6.250%, 01/14/36	PHP	30,000	771,704

Poland | 2.9%

Poland Government Bonds:
5.250%, 10/25/17	PLN	4,125	1,396,002
5.500%, 10/25/19	PLN	16,827	5,786,007
5.250%, 10/25/20	PLN	1,250	423,972
5.750%, 09/23/22	PLN	5,125	1,795,888
2.750%, 08/25/23	PLN	6,598	2,216,285
4.000%, 10/25/23	PLN	1,600	492,678
			12,110,832

Romania | 2.3%

Romania Government Bonds: 5.800%, 10/26/15	RON	12,550	3,933,097

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)

5.750%, 01/27/16	RON	3,320	$1,040,741
6.000%, 04/30/16	RON	1,300	410,223
6.750%, 06/11/17	RON	1,100	360,758
5.900%, 07/26/17	RON	2,600	828,801
6.750%, 02/07/22	USD	2,694	3,071,699
			9,645,319

Russia | 6.1%

Russia Foreign Bonds:
7.850%, 03/10/18	RUB	100,000	3,197,383
7.850%, 03/10/18 (f)	RUB	5,000	159,869
5.000%, 04/29/20	USD	500	535,125
4.875%, 09/16/23 (f)	USD	1,200	1,230,240
7.500%, 03/31/30	USD	2,631	3,100,817
Russia Government Bonds - OFZ:
7.350%, 01/20/16	RUB	23,700	747,027
7.500%, 03/15/18	RUB	8,960	285,449
7.500%, 02/27/19	RUB	100,000	3,182,723
6.800%, 12/11/19	RUB	13,000	398,407
7.600%, 04/14/21	RUB	63,475	2,020,723
7.600%, 07/20/22	RUB	84,000	2,663,766
7.000%, 01/25/23	RUB	41,000	1,249,556
8.150%, 02/03/27	RUB	35,000	1,130,966
Russian Federation:
3.250%, 04/04/17	USD	400	415,692
3.250%, 04/04/17 (f)	USD	2,800	2,909,844
5.625%, 04/04/42	USD	1,800	1,845,000
5.625%, 04/04/42 (f)	USD	200	205,000
			25,277,587

Rwanda | 0.4%

Republic of Rwanda, 6.625%, 05/02/23	USD	1,925	1,679,563

Senegal | 0.4%

Republic of Senegal, 8.750%, 05/13/21	USD	1,725	1,815,563

Serbia | 0.2%

Serbia Treasury Bill, 0.000%, 01/03/14	RSD	80,000	921,278

South Africa | 3.8%

Eskom Holdings, Ltd., 7.850%, 04/02/26	ZAR	9,000	849,092
Republic of South Africa:
13.500%, 09/15/15	ZAR	11,450	1,293,578
8.250%, 09/15/17	ZAR	26,440	2,763,227
8.000%, 12/21/18	ZAR	23,450	2,435,656
7.250%, 01/15/20	ZAR	14,400	1,432,392
6.750%, 03/31/21	ZAR	3,050	292,574
7.750%, 02/28/23	ZAR	19,900	1,993,736
10.500%, 12/21/26	ZAR	13,835	1,657,927
7.000%, 02/28/31	ZAR	33,100	2,832,716

Description	Security Currency	Principal Amount (000)	Value
6.500%, 02/28/41	ZAR	4,600	$344,831
			15,895,729

Sri Lanka | 0.6%

Republic of Sri Lanka, 6.250%, 10/04/20	USD	2,494	2,416,062

Tanzania | 0.3%

United Republic of Tanzania, 6.392%, 03/09/20	USD	1,175	1,213,188

Thailand | 2.4%

Thailand Government Bonds:
3.125%, 12/11/15	THB	35,000	1,122,322
3.250%, 06/16/17	THB	30,000	958,931
3.875%, 06/13/19	THB	122,300	3,974,445
1.200%, 07/14/21	THB	52,765	1,577,108
3.650%, 12/17/21	THB	63,170	1,998,941
3.580%, 12/17/27	THB	10,200	306,849
			9,938,596

Turkey | 4.1%

Republic of Turkey:
7.000%, 09/26/16	USD	575	639,687
5.125%, 03/25/22	USD	1,490	1,480,687
Turkey Government Bonds:
9.000%, 03/05/14	TRY	860	428,074
6.500%, 01/07/15	TRY	3,890	1,882,367
9.000%, 01/27/16	TRY	8,566	4,282,894
9.000%, 03/08/17	TRY	9,300	4,649,885
10.500%, 01/15/20	TRY	1,910	1,013,599
4.000%, 04/01/20	TRY	1,975	1,038,056
3.000%, 07/21/21	TRY	2,777	1,364,998
7.100%, 03/08/23	TRY	525	228,707
			17,008,954

Ukraine | 1.3%

Ukraine Government Bonds:
6.875%, 09/23/15	USD	775	680,062
6.580%, 11/21/16	USD	1,725	1,483,500
9.250%, 07/24/17 (f)	USD	400	369,620
7.800%, 11/28/22 (f)	USD	1,425	1,188,094
7.500%, 04/17/23 (f)	USD	1,875	1,549,219
			5,270,495

Venezuela | 1.6%

Republic of Venezuela:
7.750%, 10/13/19	USD	890	740,035
8.250%, 10/13/24	USD	4,195	3,156,737
7.650%, 04/21/25	USD	1,226	882,720
9.250%, 05/07/28	USD	1,276	1,001,346
9.375%, 01/13/34	USD	340	268,600
7.000%, 03/31/38	USD	890	580,725
			6,630,163

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)

Vietnam | 0.2%

Socialist Republic of Vietnam, 6.750%, 01/29/20	USD	950	$1,011,750

Zambia | 0.4%

Republic of Zambia, 5.375%, 09/20/22	USD	1,825	1,596,875

Total Foreign Government Obligations (Identified cost $266,960,682)			252,044,265

Quasi Government Bonds | 6.9%

Angola | 2.7%

Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	10,255	10,998,487

Azerbaijan | 1.0%

State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/23	USD	4,525	4,247,844

Colombia | 0.3%

Emgesa SA ESP:
8.750%, 01/25/21	COP	1,000,000	557,051
8.750%, 01/25/21 (f)	COP	150,000	83,557
Empresas Publicas de Medellin ESP:
8.375%, 02/01/21	COP	1,170,000	639,290
8.375%, 02/01/21 (f)	COP	150,000	81,960
			1,361,858

Kazakhstan | 1.8%

Development Bank of Kazakhstan JSC:
4.125%, 12/10/22	USD	2,950	2,721,375
4.125%, 12/10/22 (f)	USD	4,900	4,520,250
			7,241,625

Russia | 0.2%

Russian Agricultural Bank OJSC:
8.700%, 03/17/16	RUB	15,000	468,812
8.625%, 02/17/17	RUB	14,000	433,375
			902,187

Venezuela | 0.9%

Petroleos de Venezuela SA, 5.250%, 04/12/17	USD	4,620	3,691,380

Total Quasi Government Bonds (Identified cost $29,607,286)			28,443,381

Description	Shares	Value
Short-Term Investment | 6.2%

State Street Institutional Treasury Money Market Fund (Identified cost $25,912,642)	25,912,642	$25,912,642

Total Investments | 79.6% (Identified cost $347,949,437) (b), (d)		330,559,434

Description	Number of Contracts	Value
Purchased Option | 0.0%

USD vs INR November 13 62.00 Put, Expires 11/08/13 (Identified cost $38,800)	20,000	$65,800

Total Investments and Purchased Option | 79.6% (Identified cost $347,988,237)		$330,625,234

Cash and Other Assets in Excess of Liabilities | 20.4%		84,631,664

Net Assets | 100.0%		$415,256,898

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at September 30, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	BRC	10/02/13	1,541,606	$691,303	$695,576	$4,273	$—
BRL	BRC	10/02/13	9,765,103	4,111,623	4,406,039	294,416	—
BRL	SCB	10/02/13	9,765,103	4,108,163	4,406,039	297,876	—
BRL	SCB	11/04/13	7,369,217	3,267,439	3,299,108	31,669	—
CZK	BRC	10/16/13	51,860,070	2,722,885	2,731,473	8,588	—
HUF	BRC	10/16/13	4,803,143	21,268	21,826	558	—
IDR	JPM	10/18/13	9,503,000,000	850,000	818,326	—	31,674
IDR	SCB	10/03/13	5,715,000,000	500,000	493,436	—	6,564
INR	BRC	11/13/13	51,630,531	930,000	815,161	—	114,839
INR	JPM	10/25/13	34,198,200	540,000	542,771	2,771	—
INR	JPM	11/12/13	99,954,000	1,800,000	1,578,514	—	221,486
INR	JPM	11/13/13	49,977,000	900,000	789,054	—	110,946
MXN	BRC	10/16/13	26,000,000	1,985,582	1,983,991	—	1,591
MXN	SCB	10/16/13	26,000,000	1,985,946	1,983,991	—	1,955
MYR	BRC	10/18/13	9,996,150	3,044,173	3,063,516	19,343	—
MYR	JPM	10/18/13	225,000	68,445	68,955	510	—
MYR	JPM	10/18/13	12,000,589	3,653,147	3,677,815	24,668	—
PLN	BRC	10/16/13	424,580	137,076	135,845	—	1,231
PLN	BRC	10/16/13	8,579,201	2,660,877	2,744,941	84,064	—
PLN	JPM	10/16/13	300,000	95,452	95,986	534	—
PLN	SCB	10/16/13	16,162,607	5,014,226	5,171,274	157,048	—
RON	BRC	10/07/13	445,000	131,110	135,098	3,988	—
RUB	BRC	10/16/13	5,709,024	172,000	175,811	3,811	—
RUB	BRC	10/16/13	70,506,629	2,128,631	2,171,271	42,640	—
RUB	JPM	10/16/13	64,899,179	1,959,132	1,998,587	39,455	—
TRY	BRC	10/21/13	500,000	246,904	246,653	—	251
ZAR	BRC	10/16/13	4,000,000	404,996	397,600	—	7,396
ZAR	BRC	10/16/13	8,300,000	829,337	825,019	—	4,318
ZMW	BRC	12/17/13	2,900,000	500,000	533,298	33,298	—
ZMW	BRC	12/17/13	2,900,000	500,000	533,298	33,298	—
Total Forward Currency Purchase Contracts				$45,959,715	$46,540,272	$1,082,808	$502,251
Forward Currency Sale Contracts
BRL	BRC	10/02/13	529,920	$240,000	$239,101	$899	$—
BRL	BRC	10/02/13	612,039	270,491	276,154	—	5,663
BRL	BRC	10/02/13	3,000,000	1,336,303	1,353,607	—	17,304
BRL	BRC	10/02/13	7,164,751	3,038,486	3,232,753	—	194,267
BRL	SCB	10/02/13	854,280	360,000	385,453	—	25,453
BRL	SCB	10/02/13	7,369,217	3,291,298	3,325,008	—	33,710
COP	HSB	10/28/13	4,465,000,000	2,357,445	2,337,230	20,215	—
COP	SCB	10/24/13	2,137,520,000	1,120,000	1,119,266	734	—
CZK	BRC	10/16/13	25,930,035	1,331,555	1,365,736	—	34,181
CZK	JPM	10/16/13	25,930,035	1,332,554	1,365,736	—	33,182
EUR	BRC	10/16/13	1,443,214	1,913,564	1,952,519	—	38,955

Lazard Emerging Markets Debt Portfolio (concluded)

Forward Currency Contracts open at September 30, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
EUR	SCB	10/16/13	1,443,214	$1,913,846	$1,952,520	$—	$38,674
IDR	SCB	10/16/13	6,286,500,000	550,000	541,536	8,464	—
INR	BRC	11/12/13	99,954,000	1,717,718	1,578,515	139,203	—
INR	BRC	11/13/13	51,630,531	885,753	815,161	70,592	—
INR	JPM	11/13/13	49,977,000	858,121	789,054	69,067	—
MXN	BRC	10/16/13	923,932	71,325	70,503	822	—
TRY	BRC	10/21/13	576,511	283,367	284,396	—	1,029
TRY	JPM	10/21/13	3,518,960	1,729,049	1,735,923	—	6,874
TRY	SCB	10/21/13	1,076,511	528,920	531,049	—	2,129
ZAR	BRC	10/16/13	3,754,495	380,000	373,196	6,804	—
ZAR	BRC	10/16/13	6,427,460	651,859	638,888	12,971	—
ZAR	BRC	10/16/13	9,917,560	1,000,000	985,803	14,197	—
ZAR	BRC	10/16/13	22,215,334	2,240,000	2,208,199	31,801	—
ZAR	BRC	10/16/13	30,133,371	3,023,648	2,995,251	28,397	—
ZMW	BRC	12/17/13	2,900,000	515,098	533,299	—	18,201
Total Forward Currency Sale Contracts				$32,940,400	$32,985,856	404,166	449,622

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,486,974	$951,873

Interest Rate Swap Agreements open at September 30, 2013:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Depreciation
BRL	BRC	951,237	01/04/21	9.24%	Brazil Cetip Interbank Deposit Rate	$64,615
BRL	JPM	1,189,000	01/05/21	9.50%	Brazil Cetip Interbank Deposit Rate	70,859
ZAR	BRC	15,200,000	10/16/17	5.78%	South Africa Johannesburg Interbank Agreed Rate 3 Month	61,340
Gross unrealized depreciation on Interest Rate Swap Agreements						$196,814

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio

Corporate Bonds | 17.7%

Brazil | 1.0%

Banco do Brasil SA, 9.250%, 04/15/23	USD	200	$212,000

Colombia | 1.2%

Banco GNB Sudameris SA, 3.875%, 05/02/18	USD	40	37,200
Pacific Rubiales Energy Corp., 7.250%, 12/12/21	USD	225	236,250
			273,450

Georgia | 0.9%

Bank of Georgia JSC, 7.750%, 07/05/17	USD	200	206,500

Guatemala | 1.3%

Industrial Senior Trust, 5.500%, 11/01/22	USD	300	273,750

India | 1.5%

Vedanta Resources PLC, 9.500%, 07/18/18	USD	300	329,250

Indonesia | 0.9%

PT Gajah Tunggal Tbk, 7.750%, 02/06/18	USD	200	193,000

Kazakhstan | 1.4%

Halyk Savings Bank of Kazakhstan JSC, 7.250%, 05/03/17	USD	100	104,500
Zhaikmunai LP, 7.125%, 11/13/19	USD	200	209,500
			314,000

Mexico | 1.0%

Cemex SAB de CV, 9.000%, 01/11/18	USD	200	215,500

Nigeria | 0.9%

FBN Finance Co. BV, 8.250%, 08/07/20 (f)	USD	200	199,565

Russia | 6.4%

ALROSA Finance SA, 7.750%, 11/03/20	USD	200	222,040
EDC Finance, Ltd., 4.875%, 04/17/20	USD	200	191,000
Gazprom OAO, 8.625%, 04/28/34	USD	80	95,600
Lukoil International Finance BV, 6.125%, 11/09/20	USD	200	213,000

Description	Security Currency	Principal Amount (000)	Value
Metalloinvest Finance, Ltd., 5.625%, 04/17/20	USD	200	$193,250
MTS International Funding, Ltd., 8.625%, 06/22/20	USD	100	116,875
Rosneft Oil Co., 4.199%, 03/06/22	USD	200	184,500
Sibur Securities, Ltd., 3.914%, 01/31/18	USD	200	190,000
			1,406,265

Trinidad and Tobago | 1.2%

Petroleum Co. of Trinidad and Tobago Ltd., 9.750%, 08/14/19	USD	200	256,500

Total Corporate Bonds (Identified cost $3,912,167)			3,879,780

Foreign Government Obligations | 50.8%

Bahrain | 0.9%

Kingdom of Bahrain, 6.125%, 08/01/23 (f)	USD	200	199,500

Belize | 0.6%

Republic of Belize, 5.000%, 02/20/38	USD	200	120,000

Bolivia | 1.7%

Bolivia Government Bonds:
4.875%, 10/29/22	USD	200	180,250
5.950%, 08/22/23 (f)	USD	200	191,000
			371,250

Brazil | 6.1%

Brazil Letras do Tesouro Nacional:
0.000%, 01/01/15	BRL	740	295,151
0.000%, 01/01/17	BRL	2,650	839,298
Brazil Minas SPE, 5.333%, 02/15/28	USD	200	192,500
			1,326,949

Congo | 0.7%

Republic of Congo, 3.500%, 06/30/29 (g)	USD	186	156,424

Croatia | 0.5%

Croatia, 6.750%, 11/05/19	USD	100	106,625

El Salvador | 1.0%

Republic of El Salvador:
7.375%, 12/01/19	USD	100	108,750
8.250%, 04/10/32	USD	100	107,750
			216,500

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)

Georgia | 1.0%

Republic of Georgia, 6.875%, 04/12/21	USD	200	$213,000

Guatemala | 0.9%

Republic of Guatemala, 5.750%, 06/06/22	USD	200	205,750

Hungary | 2.8%

Hungary:
6.250%, 01/29/20	USD	175	186,812
5.375%, 02/21/23	USD	80	77,800
7.625%, 03/29/41	USD	90	96,300
Hungary Government Bonds:
5.500%, 12/22/16	HUF	16,000	74,796
6.750%, 02/24/17	HUF	20,000	96,587
6.750%, 11/24/17	HUF	8,000	38,854
5.500%, 12/20/18	HUF	9,000	41,623
			612,772

Indonesia | 1.0%

Republic of Indonesia, 6.875%, 01/17/18	USD	200	222,500

Iraq | 2.9%

Republic of Iraq, 5.800%, 01/15/28	USD	750	635,625

Ivory Coast | 3.8%

Ivory Coast, 5.750%, 12/31/32	USD	950	836,000

Kenya | 0.1%

Kenya Treasury Bill, 0.000%, 04/28/14	KES	2,000	21,892

Malaysia | 0.3%

Bank Negara Monetary Note, 0.000%, 10/29/13	MYR	180	55,099

Mexico | 6.9%

Mexican Bonos:
6.250%, 06/16/16	MXN	1,010	81,230
7.250%, 12/15/16	MXN	3,410	282,797
5.000%, 06/15/17	MXN	950	73,844
4.750%, 06/14/18	MXN	6,370	484,255
8.500%, 12/13/18	MXN	3,300	292,098
8.000%, 06/11/20	MXN	3,410	296,497
			1,510,721

Nigeria | 4.7%

Nigeria Government Bonds:
16.000%, 06/29/19	NGN	11,000	75,354
16.390%, 01/27/22	NGN	22,000	157,189
Nigeria Treasury Bills:
0.000%, 05/22/14	NGN	20,000	114,908

Description	Security Currency	Principal Amount (000)	Value
0.000%, 08/07/14	NGN	42,500	$238,286
0.000%, 09/04/14	NGN	7,700	42,910
Republic of Nigeria:
5.125%, 07/12/18 (f)	USD	200	202,500
6.375%, 07/12/23 (f)	USD	200	204,000
			1,035,147

Paraguay | 0.8%

Republic of Paraguay, 4.625%, 01/25/23	USD	200	181,500

Romania | 3.9%

Romania Government Bonds:
5.850%, 07/28/14	RON	1,540	474,957
5.800%, 10/26/15	RON	400	125,358
5.900%, 07/26/17	RON	500	159,385
6.750%, 02/07/22	USD	72	82,094
			841,794

Russia | 3.2%

Russia Foreign Bond, 7.500%, 03/31/30	USD	107	126,392
Russia Government Bonds - OFZ:
7.400%, 04/19/17	RUB	2,830	89,504
7.500%, 03/15/18	RUB	2,500	79,645
7.500%, 02/27/19	RUB	13,000	413,754
			709,295

Rwanda | 0.8%

Republic of Rwanda, 6.625%, 05/02/23	USD	200	174,500

Senegal | 1.0%

Republic of Senegal, 8.750%, 05/13/21	USD	200	210,500

Sri Lanka | 0.4%

Republic of Sri Lanka, 6.250%, 10/04/20	USD	100	96,875

Tanzania | 0.9%

United Republic of Tanzania, 6.392%, 03/09/20	USD	200	206,500

Uganda | 0.1%

Uganda Treasury Bill, 0.000%, 08/07/14	UGX	30,000	10,406

Ukraine | 0.8%

Ukraine Government Bond, 9.250%, 07/24/17	USD	200	184,810

Venezuela | 2.5%

Republic of Venezuela:
7.750%, 10/13/19	USD	160	133,040
8.250%, 10/13/24	USD	175	131,688

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)

9.250%, 05/07/28	USD	350	$274,750
			539,478

Vietnam | 0.5%

Socialist Republic of Vietnam, 6.750%, 01/29/20	USD	100	106,500

Total Foreign Government Obligations (Identified cost $11,144,097)			11,107,912

Quasi Government Bonds | 9.1%

Angola | 3.8%

Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	775	831,187

Azerbaijan | 1.7%

State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/23	USD	400	375,500

Brazil | 0.9%

Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23 (f)	USD	200	200,000

Kazakhstan | 0.9%

Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	USD	200	184,500

Russia | 0.9%

Russian Agricultural Bank OJSC, 5.100%, 07/25/18 (f)	USD	200	202,750

Venezuela | 0.9%

Petroleos de Venezuela SA, 5.250%, 04/12/17	USD	235	187,765

Total Quasi Government Bonds (Identified cost $1,976,493)			1,981,702

Description	Shares	Value
Short-Term Investment | 19.9%

State Street Institutional Treasury Money Market Fund (Identified cost $4,341,811)	4,341,811	$4,341,811

Total Investments | 97.5% (Identified cost $21,374,568) (b), (d)		$21,311,205

Cash and Other Assets in Excess of Liabilities | 2.5%		543,181

Net Assets | 100.0%		$21,854,386

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	BRC	10/02/13	610,726	$257,148	$275,561	$18,413	$—
BRL	BRC	10/02/13	1,199,834	538,042	541,368	3,326	—
BRL	SCB	10/02/13	610,726	256,931	275,561	18,630	—
BRL	SCB	10/02/13	1,810,560	803,444	816,930	13,486	—
BRL	SCB	11/04/13	1,221,451	541,580	546,829	5,249	—
CZK	BRC	10/16/13	2,130,215	111,846	112,199	353	—
HUF	BRC	10/16/13	36,951,367	166,808	167,913	1,105	—
HUF	BRC	10/16/13	41,090,872	181,947	186,724	4,777	—
IDR	JPM	10/21/13	451,200,000	40,000	38,833	—	1,167
IDR	SCB	10/21/13	451,000,000	40,000	38,816	—	1,184
IDR	SCB	10/21/13	880,000,000	80,000	75,739	—	4,261
INR	JPM	10/25/13	1,899,900	30,000	30,154	154	—
MXN	BRC	10/16/13	800,000	61,095	61,046	—	49
MXN	SCB	10/16/13	800,000	61,106	61,046	—	60
MYR	BRC	10/16/13	294,810	90,000	90,362	362	—
MYR	BRC	10/17/13	163,650	50,000	50,157	157	—
MYR	BRC	10/18/13	194,700	59,297	59,670	373	—
MYR	JPM	10/18/13	162,400	49,437	49,771	334	—
MYR	SCB	10/21/13	317,767	100,000	97,366	—	2,634
PLN	BRC	10/16/13	31,328	10,000	10,023	23	—
PLN	BRC	10/16/13	222,425	70,000	71,166	1,166	—
PLN	BRC	10/16/13	249,518	79,756	79,834	78	—
PLN	BRC	10/16/13	386,453	125,000	123,647	—	1,353
PLN	BRC	10/16/13	1,068,914	331,529	342,003	10,474	—
PLN	BRC	10/16/13	1,103,673	350,000	353,123	3,123	—
PLN	JPM	10/16/13	320,600	100,000	102,577	2,577	—
RUB	BRC	10/16/13	697,032	21,000	21,465	465	—
RUB	BRC	10/18/13	1,295,200	40,000	39,874	—	126
RUB	JPM	10/16/13	12,110,660	365,588	372,951	7,363	—
RUB	JPM	10/21/13	647,900	20,000	19,937	—	63
ZAR	SCB	10/16/13	1,960,588	198,700	194,882	—	3,818
Total Forward Currency Purchase Contracts				$5,230,254	$5,307,527	$91,988	$14,715
Forward Currency Sale Contracts
BRL	BRC	10/02/13	1,810,560	$820,000	$816,929	$3,071	$—
BRL	SCB	10/02/13	1,221,451	545,534	551,122	—	5,588
BRL	SCB	11/04/13	1,810,560	797,533	810,565	—	13,032
CZK	BRC	10/16/13	2,130,215	109,391	112,199	—	2,808
EUR	BRC	10/16/13	197,000	261,203	266,520	—	5,317
EUR	SCB	10/16/13	95,000	125,979	128,525	—	2,546
MXN	BRC	10/16/13	290,002	22,698	22,129	569	—
MXN	BRC	10/16/13	327,497	25,282	24,991	291	—
ZAR	BRC	10/16/13	197,605	20,000	19,642	358	—
ZAR	BRC	10/16/13	297,527	30,000	29,574	426	—

Lazard Explorer Total Return Portfolio (concluded)

Forward Currency Contracts open at September 30, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
Total Forward Currency Sale Contracts				$2,757,620	$2,782,196	4,715	29,291

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$96,703	$44,006

Credit Default Swap Agreements open at September 30, 2013:

Referenced Obligation		Notional Amount	Expiration Date	Receive (Pay) Rate		Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Markit CDX EM 20	JPM	1,450,000	12/20/18	5.00%	$139,339	$153,700	$—	$14,361
Republic of Korea	JPM	820,000	12/20/18	(1.00%)	45,874	40,221	5,653	—
Total Credit Default Swap Agreements					$185,213	$193,921	$5,653	$14,361

Interest Rate Swap Agreements open at September 30, 2013:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Appreciation	Unrealized Depreciation
MXN	JPM	2,000,000	09/04/15	4.76%	Mexico Interbank TIIE 28 Day	$1,698	$—
RUB	BRC	3,000,000	09/11/16	6.90%	RUB-MOSPRIME-NFEA	202	—
RUB	BRC	6,000,000	09/16/17	6.93%	RUB-MOSPRIME-NFEA	—	109
ZAR	BRC	2,000,000	09/17/18	7.12%	South Africa Johannesburg Interbank Agreed Rate 3 Month	—	332
ZAR	BRC	3,500,000	09/19/18	6.79%	South Africa Johannesburg Interbank Agreed Rate 3 Month	—	5,415
Total Interest Rate Swap Agreements						1,900	5,856

Gross unrealized appreciation/depreciation on Swap Agreements						$7,553	$20,217

Description	Shares	Value
Lazard US Realty Income Portfolio

Common Stocks | 7.3%

Real Estate | 7.3%

Colony Financial, Inc.	198,415	$3,964,331
Starwood Property Trust, Inc.	276,336	6,623,774

Total Common Stocks (Identified cost $11,351,126)		10,588,105

Preferred Stocks | 32.3%

Real Estate | 32.3%

Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	60,000	1,506,000
Ashford Hospitality Trust, Inc. , Series D, 8.450%	61,782	1,559,995
CBL & Associates Properties, Inc. , Series E, 6.625%	60,000	1,396,200
Cedar Realty Trust, Inc. , Series B, 7.250%	72,918	1,677,114
Coresite Realty Corp. , Series A, 7.250%	14,900	355,365
DDR Corp.:
Series K, 6.250%	66,000	1,389,960
Series J, 6.500%	47,900	1,054,758
EPR Properties , Series F, 6.625%	13,769	295,207
General Growth Properties, Inc. , Series A, 6.375%	275,000	6,041,750
Glimcher Realty Trust , 6.875%	160,000	3,696,000
Kimco Realty Corp. , Series J, 5.500%	69,900	1,382,622
Kite Realty Group Trust , Series A, 8.250%	35,153	897,808
LaSalle Hotel Properties , Series I, 6.375%	118,700	2,522,375
NorthStar Realty Finance Corp. , Series A, 8.750%	72,886	1,786,436
Pebblebrook Hotel Trust , Series C, 6.500%	189,414	4,043,989
Pennsylvania Real Estate Investment Trust:
Series B, 7.375%	33,694	800,569
Series A, 8.250%	35,232	900,178
PS Business Parks, Inc. , Series U, 5.750%	73,300	1,473,330
Regency Centers Corp. , Series 7, 6.000%	16,342	347,431
Retail Properties of America, Inc. , 7.000%	97,779	2,226,428
Sabra Healthcare REIT, Inc. , Series A, 7.125%	87,400	2,093,230
Strategic Hotels & Resorts, Inc. , Series C, 8.250%	120,178	2,747,269

Description	Shares	Value
Sun Communities, Inc. , Series A, 7.125%	50,222	$1,227,928
Taubman Centers, Inc. , Series K, 6.250%	109,771	2,454,480
Vornado Realty Trust , Series K, 5.700%	102,064	2,122,931
Weingarten Realty Investors , Series F, 6.500%	14,052	339,918
Winthrop Realty Trust , 7.750%	25,000	649,750

Total Preferred Stocks (Identified cost $51,630,775)		46,989,021

Real Estate Investment Trusts | 57.8%

Apollo Commercial Real Estate Finance, Inc.	331,710	5,065,212
Associated Estates Realty Corp.	410,500	6,120,555
BioMed Realty Trust, Inc.	411,400	7,647,926
Brandywine Realty Trust	173,700	2,289,366
Campus Crest Communities, Inc.	717,290	7,746,732
Corporate Office Properties Trust	59,800	1,381,380
Digital Realty Trust, Inc.	137,900	7,322,490
Dynex Capital, Inc.	556,420	4,879,803
Education Realty Trust, Inc.	211,300	1,922,830
EPR Properties	72,655	3,541,205
Excel Trust, Inc.	257,500	3,090,000
First Potomac Realty Trust	302,126	3,797,724
HCP, Inc.	35,500	1,453,725
Mack-Cali Realty Corp.	276,100	6,057,634
Medical Properties Trust, Inc.	118,400	1,440,928
Realty Income Corp.	110,200	4,380,450
Retail Opportunity Investments Corp.	215,300	2,975,446
Spirit Realty Capital, Inc.	498,700	4,578,066
STAG Industrial, Inc.	285,900	5,752,308
Sun Communities, Inc.	63,557	2,708,799

Total Real Estate Investment Trusts (Identified cost $91,992,444)		84,152,579

Short-Term Investment | 1.0%

State Street Institutional Treasury Money Market Fund (Identified cost $1,446,553)	1,446,553	1,446,553

Total Investments | 98.4% (Identified cost $156,420,898) (b)		$143,176,258

Cash and Other Assets in Excess of Liabilities | 1.6%		2,260,288

Net Assets | 100.0%		$145,436,546

Description	Shares	Value
Lazard US Realty Equity Portfolio

Common Stock | 1.3%

Real Estate | 1.3%

Realogy Holdings Corp. (Identified cost $990,562)	23,307	$1,002,667

Real Estate Investment Trusts | 96.1%

American Campus Communities, Inc.	83,113	2,838,309
American Homes 4 Rent, Class A	50,037	808,098
American Tower Corp.	97,813	7,250,878
Apartment Investment & Management Co., Class A	60,124	1,679,865
AvalonBay Communities, Inc.	21,930	2,787,084
Boston Properties, Inc.	30,114	3,219,187
Campus Crest Communities, Inc.	169,079	1,826,053
CBL & Associates Properties, Inc.	66,485	1,269,863
Cedar Realty Trust, Inc.	199,357	1,032,669
Chesapeake Lodging Trust	35,570	837,318
Digital Realty Trust, Inc.	72,129	3,830,050
Equity Residential	34,696	1,858,665
Essex Property Trust, Inc.	13,354	1,972,386
Extra Space Storage, Inc.	14,911	682,178
First Potomac Realty Trust	107,337	1,349,226
General Growth Properties, Inc.	95,279	1,837,932
HCP, Inc.	107,075	4,384,721
Health Care REIT, Inc.	24,133	1,505,417
Kilroy Realty Corp.	33,084	1,652,546
Mack-Cali Realty Corp.	62,340	1,367,740
Pebblebrook Hotel Trust	39,485	1,133,614
Prologis, Inc.	76,457	2,876,312
Public Storage	16,981	2,726,300
Retail Opportunity Investments Corp.	140,011	1,934,952
Silver Bay Realty Trust Corp.	90,611	1,418,968
Simon Property Group, Inc.	59,547	8,826,652
SL Green Realty Corp.	10,691	949,788
STAG Industrial, Inc.	58,354	1,174,082
Strategic Hotels & Resorts, Inc. (a)	138,049	1,198,265
Ventas, Inc.	46,836	2,880,414
Vornado Realty Trust	19,834	1,667,246
Weyerhaeuser Co.	205,827	5,892,827

Total Real Estate Investment Trusts (Identified cost $78,754,859)		76,669,605

Short-Term Investment | 0.2%

State Street Institutional Treasury Money Market Fund (Identified cost $176,644)	176,644	$176,644

Description	Value
Total Investments | 97.6% (Identified cost $79,922,065) (b)	$77,848,916

Cash and Other Assets in Excess of Liabilities | 2.4%	1,918,759

Net Assets | 100.0%	$79,767,675

Description	Shares	Value
Lazard Global Realty Equity Portfolio

Common Stocks | 34.4%

Australia | 2.5%

Charter Hall Group	23,673	$81,492
Goodman Group	24,351	110,859
		192,351
Brazil | 2.5%

Aliansce Shopping Centers SA	11,000	98,768
BR Properties SA	11,100	98,665
		197,433
China | 5.5%

China Overseas Land & Investment, Ltd.	42,800	126,371
Longfor Properties Co., Ltd.	102,500	162,554
Shimao Property Holdings, Ltd.	52,000	120,414
Shui On Land, Ltd.	55,000	17,799
		427,138
Hong Kong | 9.3%

Cheung Kong Holdings, Ltd.	12,000	182,261
Hang Lung Properties, Ltd.	29,000	99,086
Hongkong Land Holdings, Ltd.	9,000	59,400
Langham Hospitality Investments, Ltd.	1,058	535
Sun Hung Kai Properties, Ltd.	8,000	108,511
The Wharf Holdings, Ltd.	32,000	277,053
		726,846
Japan | 10.4%

Mitsubishi Estate Co., Ltd.	6,000	176,774
Mitsui Fudosan Co., Ltd.	9,000	301,694
NTT Urban Development Corp.	7,300	95,581
Sumitomo Realty & Development Co., Ltd.	5,000	236,787
		810,836
Malaysia | 0.4%

UEM Sunrise Bhd	35,800	28,007

Norway | 1.0%

Norwegian Property ASA	56,444	74,623

Thailand | 0.7%

AP Thailand Public Co. Ltd. (e)	120,870	22,798
Land and Houses Public Co. Ltd.	83,377	28,788
		51,586
United Kingdom | 1.5%

Capital & Counties Properties PLC	15,211	82,494
Countrywide PLC	4,144	35,221
		117,715
United States | 0.6%

Realogy Holdings Corp.	1,082	46,548

Description	Shares	Value
Total Common Stocks (Identified cost $2,466,454)		$2,673,083

Open-End Management Investment Company | 1.0%

Canada | 1.0%

Calloway Real Estate Investment Trust (Identified cost $82,627)	3,453	81,628

Real Estate Investment Trusts | 61.9%

Australia | 3.2%

Charter Hall Retail REIT	15,488	54,327
Dexus Property Group	108,951	102,149
Westfield Group	9,087	93,335
		249,811
Brazil | 0.6%

Cyrela Commercial Properties SA Empreendimentos e Participacoes	5,100	48,002

Canada | 1.7%

Boardwalk Real Estate Investment Trust	2,408	134,678

France | 2.2%

Fonciere des Regions	1,134	94,057
Unibail-Rodamco SE	317	78,652
		172,709
Hong Kong | 1.3%

The Link REIT	20,500	100,572

Italy | 1.3%

Beni Stabili SpA	162,089	100,760

Japan | 1.1%

Japan Logistics Fund, Inc.	5	50,358
Nippon Building Fund, Inc.	3	37,235
		87,593
Mexico | 1.6%

Fibra Uno Administracion SA de CV	15,800	43,805
TF Administradora Industrial S de RL de CV	39,100	77,665
		121,470
Singapore | 2.8%

CapitaMall Trust	51,000	79,678
Frasers Centrepoint Trust	94,000	138,241
		217,919
United Kingdom | 3.8%

British Land Co. PLC	5,995	56,048
Derwent London PLC	2,263	86,790
Hammerson PLC	3,983	32,305
SEGRO PLC	23,081	115,834
		290,977

Description	Shares	Value
Lazard Global Realty Equity Portfolio (concluded)

United States | 42.3%

American Campus Communities, Inc.	3,825	$130,624
American Homes 4 Rent REIT	2,347	37,904
American Tower Corp.	1,989	147,444
Apartment Investment & Management Co., Class A	2,733	76,360
AvalonBay Communities, Inc.	1,021	129,759
Boston Properties, Inc.	1,393	148,912
Campus Crest Communities, Inc.	7,818	84,434
CBL & Associates Properties, Inc.	2,500	47,750
Cedar Realty Trust, Inc.	7,337	38,006
Chesapeake Lodging Trust	1,398	32,909
Digital Realty Trust, Inc.	3,341	177,407
Equity Residential	1,755	94,015
Essex Property Trust, Inc.	663	97,925
Extra Space Storage, Inc.	1,061	48,541
First Potomac Realty Trust	4,976	62,548
General Growth Properties, Inc.	4,385	84,587
HCP, Inc.	4,863	199,140
Health Care REIT, Inc.	1,278	79,722
Kilroy Realty Corp.	1,527	76,274
Mack-Cali Realty Corp.	2,832	62,134
Pebblebrook Hotel	1,845	52,970
Prologis, Inc.	3,543	133,288
Public Storage	938	150,596
Retail Opportunity Investments Corp.	6,436	88,945
Silver Bay Realty Trust Corp.	3,939	61,685
Simon Property Group, Inc.	2,725	403,927
SL Green Realty Corp.	587	52,149
STAG Industrial, Inc.	2,233	44,928
Strategic Hotels & Resorts, Inc. (a)	6,395	55,508
Ventas, Inc.	2,047	125,890
Vornado Realty Trust	1,033	86,834
Weyerhaeuser Co.	5,886	168,516
		3,281,631

Total Real Estate Investment Trusts (Identified cost $4,729,081)		4,806,122

Short-Term Investment | 0.2%

State Street Institutional Treasury Money Market Fund (Identified cost $15,916)	15,916	15,916

Description	Value
Total Investments | 97.5% (Identified cost $7,294,078) (b)	$7,576,749

Cash and Other Assets in Excess of Liabilities | 2.5%	191,456

Net Assets | 100.0%	$7,768,205

Description	Principal Amount (000)	Value
Lazard US Short Duration Fixed Income Portfolio

Corporate Bonds | 23.4%

Cable Television | 1.9%

Time Warner Cable, Inc., 7.500%, 04/01/14	$1,000	$1,032,514

Chemicals | 2.2%

Albemarle Corp., 5.100%, 02/01/15	1,150	1,210,849

Financial Services | 11.2%

Citigroup, Inc., 5.125%, 05/05/14	3	3,081
Citigroup, Inc., 5.500%, 10/15/14	786	823,649
Goldman Sachs Group, Inc., 6.000%, 05/01/14	1,225	1,263,055
JPMorgan Chase & Co., 4.650%, 06/01/14	1,000	1,027,387
Morgan Stanley, 0.570%, 01/09/14	1,750	1,749,545
Western Union Co., 5.930%, 10/01/16	1,125	1,252,750
		6,119,467

Media | 3.6%

DIRECTV Holdings LLC, 4.750%, 10/01/14	950	987,339
Viacom, Inc., 4.375%, 09/15/14	950	980,652
		1,967,991

Technology | 2.8%

Amphenol Corp., 4.750%, 11/15/14	950	991,031
Equifax, Inc., 4.450%, 12/01/14	504	523,631
		1,514,662

Telecommunications | 1.7%

BellSouth Corp., 5.200%, 09/15/14	925	965,570

Total Corporate Bonds (Identified cost $12,809,494)		12,811,053

Municipal Bonds | 9.9%

California | 1.8%

California State Taxable Various Purpose: 1.050%, 02/01/16	600	599,862

Description	Principal Amount (000)	Value
5.500%, 03/01/16	$375	$412,733
		1,012,595
District Of Columbia | 1.0%

District of Columbia Revenue National Public Radio Series A,
5.000%, 04/01/43 (Pre-Refunded to 04/01/15 @ $100) (h)	500	535,170

Illinois | 1.0%

Railsplitter Illinois Tobacco Settlement Authority, 4.125%, 06/01/16	500	530,065

Kentucky | 0.4%

Kentucky State Asset Liability Commission General Funding Revenue, 3.165%, 04/01/18	207	212,528

Maryland | 1.0%

Washington Maryland Suburban Sanitary District Sewer Disposal,
5.000%, 06/01/20 (Pre-Refunded to 06/01/15 @ $100) (h)	500	538,735

Massachusetts | 1.9%

Massachusetts State Construction Loan Series A, 5.000%, 03/01/17 (Pre-Refunded to
03/01/15 @ $100) (h)	500	533,580
Massachusetts State School Building Authority Sales Tax Revenue Series A,
5.000%, 08/15/17 (Pre-Refunded to 08/15/15 @ $100) (h)	500	543,515
		1,077,095

Michigan | 1.0%

Michigan State Hospital Finance Authority Series A Trinity Health, 5.250%, 12/01/15	500	547,570

Pennsylvania | 0.8%

Pennsylvania State Higher Educational Facilties Authority Revenue Temple University, 5.000%, 04/01/15	400	427,824

Virginia | 1.0%

Richmond VA Public Improvement Series A, 5.000%, 07/15/17 (Pre-Refunded to
07/15/2015 @ $100) (h)	500	541,110

Total Municipal Bonds (Identified cost $5,405,254)		5,422,692

Description	Principal Amount (000)	Value
Lazard US Short Duration Fixed Income Portfolio (concluded)

US Government Securities | 39.1%

Federal National Mortgage Association:
ARM:
Pool# 725296, 2.495%, 03/01/34	$852	$904,250
Pool# 963058, 4.887%, 05/01/38	1,451	1,555,038
Pool# 995609, 2.674%, 04/01/35	1,561	1,661,057
Pool# AC5307, 3.972%, 11/01/39	764	817,026
Pool# AD0278, 4.282%, 09/01/39	471	501,494
Pool# AE0149, 2.348%, 12/01/36	1,516	1,607,311
Pool# AE0887, 3.745%, 09/01/40	782	830,924
Pool# AL3232, 3.767%, 02/01/40	916	972,367
Pool# AL3260, 2.490%, 07/01/38	911	965,738
Pool# AL3739, 2.309%, 07/01/38	536	565,923
Giant 15 years:
Pool# 889735, 5.500%, 07/01/23	857	930,945
Pool# 889828, 5.000%, 10/01/19	697	741,452
Pool# AE0315, 4.500%, 02/01/21	280	297,563
Pool# AL3941, 2.309%, 03/01/24	1,364	1,499,370
Federal Home Loan Mortgage Corp:
ARM:
Pool# G11720, 4.500%, 08/01/20	730	773,149
Pool# 1B4676, 3.725%, 05/01/40	1,560	1,647,643
Pool# 1B8709, 2.240%, 08/01/34	535	562,419
Pool# 1Q1531, 2.675%, 04/01/38	1,284	1,367,194
Pool# 848138, 2.565%, 07/01/38	1,506	1,616,038
Giant 15 years:
Pool# G13867, 5.000%, 06/01/25	801	857,563
Series 3725, Class A, 3.500%, 09/15/24	702	730,601

Total US Government Securities (Identified cost $21,276,281)		21,405,065

Description	Principal Amount (000)	Value
US Treasury Security | 25.9%

US Treasury Note, 2.125%, 11/30/14 (Identified cost $14,151,890)	$13,840,000	$14,156,811

Short-Term Investment | 1.0%

State Street Institutional Treasury Money Market Fund (Identified cost $559,409)	559,409	559,409

Total Investments | 99.3% (Identified cost $54,202,328) (b)		$54,355,030

Cash and Other Assets in Excess of Liabilities | 0.7%		392,373

Net Assets | 100.0%		$54,747,403

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio

Corporate Bonds | 95.3%

Aerospace & Defense | 1.9%

Bombardier, Inc., 7.750%, 03/15/20 (f)	$1,600	$1,808,000
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,500	1,612,500
		3,420,500

Apparel & Textiles | 1.7%

Jones Group, Inc., 6.875%, 03/15/19	1,500	1,533,750
Levi Strauss & Co., 7.625%, 05/15/20	1,300	1,400,750
		2,934,500

Automotive | 4.9%

Chrysler Group LLC, 8.250%, 06/15/21	1,400	1,568,000
Dana Holding Corp., 6.500%, 02/15/19	1,500	1,593,750
Schaeffler Finance BV:
7.750%, 02/15/17 (f)	250	280,000
8.500%, 02/15/19 (f)	250	278,750
4.750%, 05/15/21 (f)	1,000	970,000
The Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,775	1,983,562
Tomkins LLC, 9.000%, 10/01/18	769	838,210
TRW Automotive, Inc., 8.875%, 12/01/17 (f)	1,000	1,053,760
		8,566,032

Building Materials | 4.4%

Griffon Corp., 7.125%, 04/01/18	1,705	1,807,300
HD Supply, Inc., 8.125%, 04/15/19	1,400	1,554,000
Masco Corp., 6.125%, 10/03/16	1,500	1,659,375
Owens Corning, Inc., 9.000%, 06/15/19	123	149,579
USG Corp., 9.750%, 01/15/18	675	781,312
Vulcan Materials Co., 6.500%, 12/01/16	1,600	1,760,000
		7,711,566

Description	Principal Amount (000)	Value
Cable Television | 6.2%

Cablevision Systems Corp., 7.750%, 04/15/18	$1,500	$1,680,000
CCO Holdings LLC, 5.250%, 03/15/21 (f)	1,950	1,872,000
Cequel Communications Holdings I LLC, 6.375%, 09/15/20 (f)	1,800	1,836,000
DISH DBS Corp., 5.125%, 05/01/20	1,000	990,000
Lynx I Corp., 5.375%, 04/15/21 (f)	1,810	1,764,750
Mediacom LLC, 9.125%, 08/15/19	175	191,187
Nara Cable Funding, Ltd., 8.875%, 12/01/18 (f)	1,075	1,134,125
Unitymedia Hessen GmbH & Co. KG, 7.500%, 03/15/19 (f)	1,400	1,512,000
		10,980,062

Chemicals | 2.2%

Ineos Finance PLC, 7.500%, 05/01/20 (f)	1,400	1,501,500
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	910,231
Tronox Finance LLC, 6.375%, 08/15/20	1,400	1,386,000
		3,797,731

Computer Services | 2.2%

First Data Corp.:
8.875%, 08/15/20 (f)	850	937,125
6.750%, 11/01/20 (f)	400	414,000
iGATE Corp., 9.000%, 05/01/16	1,200	1,287,000
Nuance Communications, Inc., 5.375%, 08/15/20 (f)	1,373	1,297,485
		3,935,610

Diversified | 0.7%

Amsted Industries, Inc., 8.125%, 03/15/18 (f)	1,100	1,166,000

Electric Generation | 2.4%

AES Corp., 8.000%, 10/15/17	1,472	1,692,800
Calpine Corp., 7.875%, 07/31/20 (f)	1,035	1,115,212
GenOn Energy, Inc.:
9.500%, 10/15/18	225	253,125
9.875%, 10/15/20	475	523,688

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)

NRG Energy, Inc., 8.250%, 09/01/20	$525	$576,188
		4,161,013

Electronics | 1.3%

Amkor Technologies, Inc., 6.625%, 06/01/21	1,400	1,361,500
Freescale Semiconductor, Inc., 9.250%, 04/15/18 (f)	900	974,250
		2,335,750

Energy Exploration & Production | 3.3%

Chesapeake Energy Corp., 9.500%, 02/15/15	1,400	1,541,750
Linn Energy LLC, 6.500%, 05/15/19	1,750	1,680,000
Plains Exploration & Production Co., 6.500%, 11/15/20	1,400	1,502,092
Samson Investment Co., 10.250%, 02/15/20 (f), (g)	1,000	1,060,000
		5,783,842

Energy Services | 3.9%

Cie Generale de Geophysique-Veritas, 7.750%, 05/15/17	1,765	1,811,331
Citgo Petroleum Corp., 11.500%, 07/01/17 (f)	1,250	1,371,875
Expro Finance Luxembourg SCA, 8.500%, 12/15/16 (f)	429	449,914
Frac Tech Services Inc., 8.125%, 11/15/18 (f)	641	695,485
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	1,600	1,532,000
PBF Holding Co. LLC, 8.250%, 02/15/20	900	931,500
		6,792,105

Environmental | 1.0%

Clean Harbors, Inc., 5.250%, 08/01/20	1,750	1,732,500

Financial Services | 1.9%

Icahn Enterprises LP:
7.750%, 01/15/16	500	516,250
8.000%, 01/15/18	1,100	1,152,250
International Lease Finance Corp.:
8.625%, 09/15/15	500	551,875
5.750%, 05/15/16	500	530,141
8.750%, 03/15/17	500	573,750
		3,324,266

Description	Principal Amount (000)	Value
Food & Beverages | 2.5%

Constellation Brands, Inc., 7.250%, 05/15/17	$950	$1,087,750
Del Monte Corp., 7.625%, 02/15/19	1,500	1,556,250
Post Holdings, Inc., 7.375%, 02/15/22	1,650	1,734,563
		4,378,563

Forest & Paper Products | 1.1%

Smurfit Kappa Acquisitions, 4.875%, 09/15/18 (f)	1,050	1,050,000
Smurfit Kappa Treasury Funding, Ltd., 7.500%, 11/20/25	750	813,750
		1,863,750

Gaming | 4.0%

Boyd Gaming Corp., 9.125%, 12/01/18	1,350	1,468,125
Marina District Finance Co., Inc.:
9.500%, 10/15/15	449	470,889
9.875%, 08/15/18	500	542,500
MGM Resorts International, 6.625%, 12/15/21	1,000	1,035,000
Penn National Gaming, Inc., 8.750%, 08/15/19	825	903,375
Scientific Games Corp., 8.125%, 09/15/18	350	373,625
Scientific Games International, Inc.:
9.250%, 06/15/19	250	269,375
6.250%, 09/01/20	850	856,375
Wynn Las Vegas LLC, 7.750%, 08/15/20	1,050	1,178,625
		7,097,889

Gas Distribution | 4.0%

El Paso Corp., 7.000%, 06/15/17	650	724,927
Energy Transfer Equity LP, 7.500%, 10/15/20	1,250	1,337,500
Ferrellgas Partners LP:
8.625%, 06/15/20	520	539,500
6.500%, 05/01/21	500	498,750
NGPL PipeCo LLC, 7.119%, 12/15/17 (f)	505	445,663
Niska Gas Storage US LLC, 8.875%, 03/15/18	750	776,250
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (f)	1,450	1,366,625

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)

Suburban Propane Partners LP, 7.500%, 10/01/18	$1,329	$1,422,030
		7,111,245

Health Services | 6.2%

Biomet, Inc., 6.500%, 08/01/20	1,750	1,806,875
Community Health Systems, Inc., 8.000%, 11/15/19	1,400	1,468,250
Fresenius US Finance II, Inc., 9.000%, 07/15/15 (f)	525	582,750
Grifols, Inc., 8.250%, 02/01/18	1,525	1,637,469
HCA, Inc., 6.500%, 02/15/20	1,600	1,734,000
Health Management Associates, Inc., 6.125%, 04/15/16	1,000	1,092,500
Service Corp. International, 6.750%, 04/01/16	750	812,812
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	673,750
4.375%, 10/01/21 (f)	1,250	1,153,125
		10,961,531

Leisure & Entertainment | 1.9%

ACCO Brands Corp., 6.750%, 04/30/20	1,750	1,752,188
AMC Entertainment, Inc., 8.750%, 06/01/19	950	1,021,250
Cedar Fair LP, 9.125%, 08/01/18	225	246,656
Royal Caribbean Cruises, Ltd., 7.250%, 06/15/16	330	368,775
		3,388,869

Machinery | 1.6%

Terex Corp., 6.500%, 04/01/20	1,600	1,680,000
The Manitowoc Co., Inc., 8.500%, 11/01/20	1,000	1,112,500
		2,792,500

Media | 4.5%

Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,750	1,789,375
Lamar Media Corp., 7.875%, 04/15/18	1,000	1,067,500
LIN Television Corp., 8.375%, 04/15/18	1,400	1,491,000

Description	Principal Amount (000)	Value
Sinclair Television Group, Inc., 5.375%, 04/01/21	$1,900	$1,805,000
WMG Acquisition Corp., 6.000%, 01/15/21 (f)	1,620	1,680,750
		7,833,625

Metals & Mining | 5.0%

Aleris International, Inc., 7.625%, 02/15/18	1,175	1,227,875
Alpha Natural Resources, Inc., 6.000%, 06/01/19	850	709,750
ArcelorMittal SA, 6.000%, 03/01/21	1,400	1,435,000
Arch Coal, Inc., 7.000%, 06/15/19	726	562,650
Calcipar SA, 6.875%, 05/01/18 (f)	1,350	1,407,375
FMG Resources (August 2006) Property, Ltd., 7.000%, 11/01/15 (f)	1,800	1,854,000
Inmet Mining Corp., 8.750%, 06/01/20 (f)	1,500	1,605,000
		8,801,650

Packaging | 3.6%

Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (f)	1,350	1,442,812
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,500	1,505,625
Sealed Air Corp., 8.125%, 09/15/19 (f)	1,775	1,979,125
Silgan Holdings, Inc., 5.000%, 04/01/20	1,475	1,438,125
		6,365,687

Pharmaceutical & Biotechnology | 1.3%

Mylan, Inc., 7.875%, 07/15/20 (f)	650	741,694
Valeant Pharmaceuticals International, 6.375%, 10/15/20 (f)	1,500	1,560,000
		2,301,694

Printing & Publishing | 2.7%

Gannett Co., Inc., 7.125%, 09/01/18	1,676	1,793,320
R.R. Donnelley & Sons Co., 7.250%, 05/15/18	1,600	1,768,000
The McClatchy Co., 9.000%, 12/15/22	1,100	1,160,500
		4,721,820

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (concluded)

Real Estate | 0.9%

CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	$1,600	$1,640,000

Retail | 1.6%

Netflix, Inc., 5.375%, 02/01/21 (f)	1,450	1,439,125
QVC, Inc., 7.500%, 10/01/19 (f)	1,000	1,076,127
Sears Holdings Corp., 6.625%, 10/15/18	275	259,188
		2,774,440

Steel-Producers | 2.1%

AK Steel Corp., 7.625%, 05/15/20	275	231,000
Steel Dynamics, Inc., 6.125%, 08/15/19	1,800	1,876,500
United States Steel Corp., 6.050%, 06/01/17	1,475	1,548,750
		3,656,250

Support Services | 2.6%

Algeco Scotsman Global Finance PLC, 8.500%, 10/15/18 (f)	1,250	1,321,875
Carlson Wagonlit BV, 6.875%, 06/15/19 (f)	1,300	1,313,000
United Rentals North America, Inc.:
9.250%, 12/15/19	1,000	1,120,000
7.375%, 05/15/20	750	808,125
		4,563,000

Telecommunications | 9.3%

CenturyLink, Inc., 5.625%, 04/01/20	1,800	1,757,250
Cincinnati Bell, Inc., 8.250%, 10/15/17	1,350	1,406,700
Equinix, Inc., 4.875%, 04/01/20	1,800	1,746,000
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,665,000
GCI, Inc., 8.625%, 11/15/19	1,000	1,047,500
Intelsat Jackson Holdings, Ltd., 7.250%, 04/01/19	1,300	1,391,000
MetroPCS Wireless, Inc., 6.250%, 04/01/21 (f)	1,850	1,859,250
SBA Telecommunications, Inc., 5.750%, 07/15/20	1,500	1,488,750

Description	Principal Amount (000)	Value
Sprint Capital Corp., 6.900%, 05/01/19	$1,475	$1,515,562
Wind Acquisition Finance SA, 11.750%, 07/15/17 (f)	800	850,000
Windstream Corp., 8.125%, 09/01/18	1,575	1,693,125
		16,420,137

Transportation | 2.4%

Florida East Coast Railway Corp., 8.125%, 02/01/17	1,200	1,258,500
Hapag-Lloyd AG, 9.750%, 10/15/17 (f)	1,075	1,126,063
Teekay Corp., 8.500%, 01/15/20	1,725	1,845,750
		4,230,313

Total Corporate Bonds (Identified cost $161,703,716)		167,544,440

Description	Shares	Value
Short-Term Investment | 2.9%

State Street Institutional Treasury Money Market Fund (Identified cost $5,078,982)	5,078,982	$5,078,982

Total Investments | 98.2% (Identified cost $166,782,698) (b)		$172,623,422

Cash and Other Assets in Excess of Liabilities | 1.8%		3,195,565

Net Assets | 100.0%		$175,818,987

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio

Corporate Bonds | 29.3%

Australia | 2.1%

Mercedes-Benz Australia/Pacific Property, Ltd., 4.500%, 05/18/15	AUD	60	$56,843
Telstra Corp., Ltd., 6.250%, 04/15/15	AUD	40	38,990
Westpac Banking Corp., 6.375%, 12/10/13	AUD	25	23,449
			119,282

Brazil | 1.3%

Petrobras International Finance Co., 7.875%, 03/15/19	USD	62	71,367

Canada | 2.4%

Shaw Communications, Inc., 5.650%, 10/01/19	CAD	45	47,963
Suncor Energy, Inc., 6.100%, 06/01/18	USD	25	29,284
Wells Fargo Financial Canada Corp., 2.774%, 02/09/17	CAD	60	58,867
			136,114

Chile | 1.8%

Codelco, Inc., 3.750%, 11/04/20	USD	100	99,277

France | 0.7%

Orange SA, 5.375%, 07/08/19	USD	35	38,744

Italy | 1.3%

Atlantia SpA, 3.375%, 09/18/17	EUR	50	71,050

Luxembourg | 0.4%

ArcelorMittal SA, 5.000%, 02/25/17	USD	20	20,800

Netherlands | 1.0%

BMW Finance NV, 3.375%, 12/14/18	GBP	35	59,754

Norway | 0.8%

Statoil ASA, 2.450%, 01/17/23	USD	50	45,689

United Kingdom | 4.0%

BG Energy Capital PLC, 5.125%, 12/01/25	GBP	50	89,374
GKN Holdings PLC, 6.750%, 10/28/19	GBP	20	36,681

Description	Security Currency	Principal Amount (000)	Value
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	50	$98,881
			224,936

United States | 13.5%

AES Corp., 7.750%, 10/15/15	USD	20	22,200
Anheuser-Busch InBev Worldwide, Inc., 9.750%, 11/17/15	BRL	100	44,850
Apple, Inc., 2.400%, 05/03/23	USD	65	58,837
Citigroup, Inc., 4.450%, 01/10/17	USD	40	43,311
Constellation Brands, Inc., 7.250%, 05/15/17	USD	30	34,350
DISH DBS Corp., 7.125%, 02/01/16	USD	20	21,975
Energizer Holdings, Inc., 4.700%, 05/19/21	USD	40	41,115
Fresenius US Finance II, Inc., 9.000%, 07/15/15	USD	20	22,200
General Electric Capital Corp., 5.500%, 02/01/17	NZD	75	63,619
Goldman Sachs Group, Inc., 6.250%, 09/01/17	USD	25	28,522
HCA, Inc., 6.500%, 02/15/20	USD	20	21,675
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	USD	25	26,875
JPMorgan Chase & Co.:
1.625%, 05/15/18	USD	15	14,527
3.875%, 09/23/20	EUR	50	74,470
Marathon Oil Corp., 2.800%, 11/01/22	USD	35	32,545
Masco Corp., 6.125%, 10/03/16	USD	15	16,594
Nestle Holdings, Inc., 2.500%, 07/10/17	NOK	200	33,413
Peabody Energy Corp., 7.375%, 11/01/16	USD	15	16,762
Sealed Air Corp., 8.125%, 09/15/19 (f)	USD	25	27,875
Valeant Pharmaceuticals International, 6.750%, 10/01/17 (f)	USD	25	26,687
Valero Energy Corp., 6.125%, 02/01/20	USD	30	34,494
Wynn Las Vegas LLC, 7.750%, 08/15/20	USD	25	28,062

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (continued)

Yum! Brands, Inc., 3.750%, 11/01/21	USD	25	$24,798
			759,756

Total Corporate Bonds (Identified cost $1,678,356)			1,646,769

Foreign Government Obligations | 53.1%

Australia | 5.0%

New South Wales Treasury Corp., 5.000%, 02/25/39	GBP	50	94,973
Queensland Treasury Corp., 5.500%, 06/21/21	AUD	60	59,858
Western Australian Treasury Corp., 3.000%, 06/08/16	AUD	135	125,657
			280,488

Bahamas | 1.8%

Commonwealth of Bahamas, 6.950%, 11/20/29	USD	90	99,900

Belgium | 3.2%

Belgium Kingdom, 4.250%, 09/28/22	EUR	115	178,580

Bermuda | 1.9%

Government of Bermuda, 5.603%, 07/20/20	USD	100	107,100

Brazil | 1.5%

Federal Republic of Brazil, 11.000%, 06/26/17	EUR	48	85,067

Canada | 3.0%

Province of British Columbia, 3.700%, 12/18/20	CAD	45	46,167
Province of Ontario, 6.250%, 06/16/15	NZD	75	64,872
Province of Quebec, 4.500%, 12/01/17	CAD	55	58,367
			169,406

China | 2.8%

China Government Bond, 2.560%, 06/29/17	CNY	1,000	160,066

Colombia | 0.7%

Republic of Colombia, 12.000%, 10/22/15	COP	68,000	40,737

Czech Republic | 1.6%

Czech Republic, 5.000%, 06/11/18	EUR	56	87,692

Description	Security Currency	Principal Amount (000)	Value
Denmark | 0.9%

Kommunekredit, 2.000%, 01/01/18	DKK	285	$52,994

France | 3.2%

Government of France, 4.250%, 10/25/23	EUR	115	180,921

Ireland | 3.2%

Ireland Government Bond, 4.400%, 06/18/19	EUR	125	179,622

Israel | 2.3%

Israel Fixed Government Bond, 5.500%, 01/31/22	ILS	380	126,809

Mexico | 3.8%

Mexican Bonos, 7.750%, 12/14/17	MXN	1,360	115,986
United Mexican States, 6.750%, 02/06/24	GBP	50	95,920
			211,906

Netherlands | 2.2%

Netherlands Government Bond, 2.500%, 01/15/33	EUR	93	121,422

New Zealand | 1.5%

Auckland Council, 4.620%, 03/29/16	NZD	100	83,846

Peru | 2.1%

Peru Bono Soberano, 7.840%, 08/12/20	PEN	285	118,461

Poland | 3.7%

Poland Government Bond, 3.750%, 04/25/18	PLN	400	127,851
Republic of Poland, 6.375%, 07/15/19	USD	67	78,189
			206,040

South Africa | 1.3%

Republic of South Africa, 4.500%, 04/05/16	EUR	50	71,958

Sweden | 3.2%

Kommuninvest I Sverige AB, 2.750%, 08/12/15	SEK	770	122,689
Svensk Exportkredit AB, 7.625%, 06/30/14	NZD	65	55,712
			178,401

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (continued)

United Kingdom | 2.3%

United Kingdom Treasury, 4.250%, 12/07/27	GBP	70	$128,531

Vietnam | 1.9%

Socialist Republic of Vietnam, 6.875%, 01/15/16	USD	100	106,125

Total Foreign Government Obligations (Identified cost $2,966,943)			2,976,072

Quasi Government Bonds | 5.2%

Canada | 2.1%

Hydro-Quebec, 9.625%, 07/15/22	CAD	50	71,526
Ontario Electricity Financial Corp., 10.125%, 10/15/21	CAD	30	43,382
			114,908

Germany | 3.1%

KfW:
2.875%, 10/12/16	NOK	560	94,724
0.000%, 04/18/36	USD	150	59,669
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	130	21,954
			176,347

Total Quasi Government Bonds (Identified cost $300,409)			291,255

Supranationals | 7.0%

Asian Development Bank, 2.850%, 10/21/20	CNY	1,000	158,072
Corporacion Andina de Fomento, 8.125%, 06/04/19	USD	77	94,057
Inter-American Development Bank:
8.120%, 07/24/14	BRL	130	58,275
6.000%, 12/15/17	NZD	30	26,281
International Bank for Reconstruction & Development, 4.250%, 01/28/15	CLP	28,000	55,262

Total Supranationals (Identified cost $414,068)			391,947

US Municipal Bonds | 3.8%

Alaska | 1.5%

Alaska State Qualified School Construction Bonds, 5.342%, 08/01/27	USD	75	83,950

Texas | 2.3%

Texas State Build America Bonds, Series A, 4.123%, 04/01/25	USD	50	51,161

Description	Security Currency	Principal Amount (000)	Value
University of Texas Build America Bonds, Series B, 6.276%, 08/15/41	USD	70	$76,575
			127,736

Total US Municipal Bonds (Identified cost $225,510)			211,686

Description	Shares	Value
Short-Term Investment | 0.2%

State Street Institutional Treasury Money Market Fund (Identified cost $9,171)	9,171	$9,171

Total Investments | 98.6% (Identified cost $5,594,457) (b), (d)		$5,526,900

Cash and Other Assets in Excess of Liabilities | 1.4%		80,054

Net Assets | 100.0%		$5,606,954

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	CAN	11/01/13	66,973	$29,000	$30,004	$1,004	$—
CAD	RBC	11/20/13	266,583	258,660	258,487	—	173
CHF	CIT	11/20/13	47,630	51,497	52,688	1,191	—
EUR	CIT	11/20/13	20,233	27,293	27,377	84	—
EUR	CIT	11/20/13	55,324	73,756	74,855	1,099	—
EUR	CIT	11/20/13	65,250	87,820	88,285	465	—
EUR	CIT	11/20/13	90,636	120,997	122,633	1,636	—
EUR	CIT	11/20/13	220,318	294,344	298,095	3,751	—
ILS	CAN	11/20/13	202,886	57,361	57,521	160	—
JPY	CIT	11/20/13	5,730,838	59,100	58,318	—	782
JPY	CIT	11/20/13	6,285,760	64,000	63,965	—	35
JPY	CIT	11/20/13	106,323,119	1,093,112	1,081,970	—	11,142
MXN	HSB	11/20/13	789,607	60,980	60,079	—	901
MXN	HSB	11/20/13	801,131	60,400	60,956	556	—
MYR	CIT	11/20/13	210,938	66,500	64,509	—	1,991
NOK	HSB	11/20/13	214,214	36,665	35,559	—	1,106
NZD	CAN	11/20/13	37,930	30,504	31,398	894	—
NZD	CAN	11/20/13	42,823	34,439	35,448	1,009	—
RUB	HSB	10/21/13	480,490	15,025	14,785	—	240
RUB	HSB	10/21/13	1,488,946	46,560	45,817	—	743
SGD	SSB	11/20/13	10,697	8,432	8,527	95	—
TRY	HSB	11/20/13	94,618	45,566	46,431	865	—
Total Forward Currency Purchase Contracts				$2,622,011	$2,617,707	$12,809	$17,113
Forward Currency Sale Contracts
AUD	CAN	11/20/13	20,713	$19,300	$19,261	$39	$—
AUD	CAN	11/20/13	118,862	107,454	110,532	—	3,078
BRL	CAN	11/01/13	235,498	101,473	105,504	—	4,031
CAD	RBC	11/20/13	425,752	410,575	412,822	—	2,247
CLP	CIT	10/15/13	27,792,800	55,051	54,967	84	—
CLP	HSB	10/15/13	105,888	210	210	—	—
DKK	CSF	11/21/13	199,625	35,778	36,226	—	448
EUR	CIT	11/20/13	20,233	27,276	27,376	—	100
EUR	CIT	11/20/13	47,613	63,448	64,422	—	974
EUR	CIT	11/20/13	78,598	104,739	106,345	—	1,606
GBP	HSB	11/20/13	19,171	29,918	31,024	—	1,106
GBP	HSB	11/20/13	101,181	162,600	163,741	—	1,141
ILS	CAN	11/20/13	202,886	55,400	57,521	—	2,121
JPY	CIT	11/20/13	21,543,538	221,490	219,232	2,258	—
MXN	HSB	11/20/13	686,130	52,000	52,206	—	206
MXN	HSB	11/20/13	2,106,023	162,644	160,242	2,402	—
MYR	HSB	11/20/13	210,938	66,637	64,509	2,128	—
NOK	HSB	11/20/13	1,079,777	182,177	179,241	2,936	—
NZD	CAN	11/20/13	357,558	287,557	295,982	—	8,425
PEN	CIT	11/04/13	29,050	10,267	10,390	—	123

Lazard Global Fixed Income Portfolio (concluded)

Forward Currency Contracts open at September 30, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
PEN	CIT	11/04/13	145,564	$51,779	$52,060	$—	$281
PLN	HSB	11/20/13	266,370	83,360	85,050	—	1,690
SEK	CAN	11/20/13	620,326	94,913	96,413	—	1,500
TRY	HSB	11/20/13	94,618	47,981	46,431	1,550	—
Total Forward Currency Sale Contracts				$2,434,027	$2,451,707	11,397	29,077

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$24,206	$46,190

Description	Shares	Value
Lazard Capital Allocator Opportunistic Strategies Portfolio

Exchange-Traded Funds | 79.0%

iShares 20+ Year Treasury Bond Fund ETF	220,300	$23,439,920
iShares MSCI Germany ETF	513,600	14,283,216
iShares MSCI Japan ETF	973,090	11,589,502
iShares MSCI Japan Small-Cap ETF	315,400	17,410,080
iShares MSCI South Korea Capped ETF	148,000	9,106,440
iShares MSCI United Kingdom ETF	481,800	9,452,916
iShares North American Technology ETF	222,100	17,692,486
iShares Global Industrials ETF	218,500	14,351,080
Market Vectors Steel Index Fund	103,000	4,624,700
Market Vectors-Gaming ETF	212,100	10,055,661
PowerShares Buyback Achievers Portfolio	298,400	11,658,488
SPDR Barclays Short Term High Yield Bond ETF	364,600	11,134,884
SPDR Gold Shares (a)	54,600	6,998,082
SPDR Russell/Nomura Small Cap Japan ETF	122,000	6,239,202
WisdomTree Japan Hedged Equity Fund	240,710	11,537,230

Total Exchange-Traded Funds (Identified cost $171,836,091)		179,573,887

Closed-End Management Investment Companies | 6.3%

JPMorgan European Smaller Companies Trust PLC	691,451	11,373,010
Mexico Equity and Income Fund, Inc.	182,500	2,795,900

Total Closed-End Management Investment Companies (Identified cost $11,042,246)		14,168,910

Short-Term Investment | 14.8%

State Street Institutional Treasury Money Market Fund (Identified cost $33,769,809)	33,769,809	33,769,809

Total Investments | 100.1% (Identified cost $216,648,146) (b)		227,512,606

Description	Number of Contracts	Value
Purchased Option | 0.0%

HKD vs USD October 13 6.50 Call, Expires 10/30/13 (Identified cost $35,199)	65,000	$24,723

Total Investments and Purchased Option | 100.1% (Identified cost $216,683,345)		$227,537,329

Liabilities in Excess of Cash and Other Assets | (0.1)%		(120,159)

Net Assets | 100.0%		$227,417,170

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Total Return Swap Agreement open at September 30, 2013:

Currency	Counterparty	Notional Amount	Expiration Date	Pay	Receive	Unrealized Deprecation
USD	GSC	9,558,090	05/20/14	1 Month USD LIBOR plus 0.45%	Appreciation, and dividends paid, on securities in the Equity Basket	$78,690

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Equity Concentrated	$229,935,898	$18,833,248	$4,105,308	$14,727,940
US Strategic Equity	107,490,950	14,555,583	2,581,263	11,974,320
US Mid Cap Equity	47,304,827	6,896,710	1,614,703	5,282,007
US Small-Mid Cap Equity	295,809,330	58,176,280	4,013,853	54,162,427
Global Listed Infrastructure	496,095,022	41,545,901	3,237,939	38,307,962
International Equity	161,678,867	35,599,111	1,912,643	33,686,468
International Equity Select	15,818,061	2,108,654	350,584	1,758,070
International Strategic Equity	2,221,304,919	394,092,196	21,441,795	372,650,401
International Small Cap Equity	43,875,754	17,079,140	1,527,655	15,551,485
Emerging Markets Equity	14,401,754,464	2,204,512,103	1,405,882,687	798,629,416
Developing Markets Equity	617,162,934	30,688,618	67,176,412	(36,487,794)
Emerging Markets Equity Blend	553,399,565	37,799,479	24,227,517	13,571,962
Emerging Markets Multi-Strategy	226,884,104	6,416,965	11,138,064	(4,721,099)
Emerging Markets Debt	347,988,237	3,253,573	20,616,576	(17,363,003)
Explorer Total Return	21,374,568	119,342	182,705	(63,363)
US Realty Income	156,420,898	676,722	13,921,362	(13,244,640)
US Realty Equity	79,922,065	1,686,054	3,759,203	(2,073,149)
Global Realty Equity	7,294,078	342,954	60,283	282,671
US Short Duration Fixed Income	54,202,328	169,727	17,025	152,702
US Corporate Income	166,782,698	7,495,199	1,654,475	5,840,724
Global Fixed Income	5,594,457	76,287	143,844	(67,557)
Capital Allocator Opportunistic Strategies	216,683,345	12,249,505	1,395,521	10,853,984

(c)	Private placements.
(d)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(e)	Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.
(f)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers”, and are considered to be liquid at September 30, 2013. The percentage of net assets are as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity	2.0%
Emerging Markets Equity Blend	0.9
Emerging Markets Multi-Strategy	3.9
Emerging Markets Debt	6.8
Explorer Total Return	6.4
US Corporate Income	28.1
Global Fixed Income	1.0

(g)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2013 which may step up at a future date.
(h)	Security collateralized by an amount sufficient to pay principal and interest.

Security Abbreviations:
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Currency Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNY — Chinese Renminbi
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KES — Kenya Shilling
KRW — South Korean Won
KES — Kenya Shilling
KZT — Kazakhstan Tenge
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — New Turkish Lira
TWD — Taiwan Dollar
UGX — Ugandan Shilling
USD — United States Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand
ZMW — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CAN — Canadian Imperial Bank of Commerce
CIT — Citibank NA
CSF — Credit Suisse Group AG
GSC — Goldman Sachs Group AG
HSB — HSBC Bank USA
JPM — JPMorgan Chase Bank
MEL — Mellon Bank NA
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
SSB — State Street Bank and Trust Co.
UBS — UBS AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio	Lazard Emerging Markets Equity Portfolio
Airport Development & Maintenance	18.7%	—%	—%	—%	—%	—%
Alcohol & Tobacco	—	8.8	6.6	7.9	—	4.5
Automotive	—	3.7	3.6	1.4	1.6	0.7
Banking	—	9.0	11.1	6.6	3.4	22.0
Cable Television	4.0	—	—	1.3	—	—
Chemicals	—	—	—	1.6	2.0	1.0
Commercial Services	—	—	2.6	1.7	13.0	4.8
Computer Software	—	—	3.7	—	0.9	3.0
Construction & Engineering	4.4	—	—	—	1.0	0.9
Consumer Products	—	2.9	4.7	6.1	1.1	—
Diversified	—	1.4	1.7	1.3	—	1.3
Electric	19.2	1.5	1.0	—	—	—
Energy Exploration & Production	—	—	0.7	1.3	—	5.9
Energy Integrated	—	4.5	3.7	1.5	1.2	4.2
Energy Services	3.0	1.9	2.8	3.1	3.4	—
Financial Services	—	4.8	1.5	5.1	12.4	3.7
Food & Beverages	—	—	0.9	3.4	2.0	0.8
Forest & Paper Products	—	2.0	1.7	5.8	1.8	0.9
Gas Utilities	12.1	—	—	—	—	—
Health Services	—	1.1	1.1	1.4	4.9	—
Household & Personal Products	—	1.6	1.8	1.6	1.0	3.5
Housing	—	4.9	2.6	3.0	2.2	1.1
Insurance	—	5.2	5.6	5.8	3.4	3.0
Leisure & Entertainment	—	6.9	4.9	8.0	2.5	2.2
Manufacturing	—	5.4	2.6	8.1	11.3	3.9
Medical Products	—	0.7	1.0	1.1	1.1	—
Metals & Mining	—	1.6	2.4	—	—	2.4
Pharmaceutical & Biotechnology	—	10.3	8.8	5.8	4.2	—
Real Estate	—	—	—	—	2.7	—
Retail	—	6.5	4.0	6.3	9.1	4.6
Semiconductors & Components	—	0.9	3.3	—	4.5	6.4
Technology	—	3.7	1.5	—	—	1.7
Technology Hardware	—	0.5	—	—	1.9	1.1
Telecommunications	—	1.2	5.5	—	1.0	12.0
Transportation	27.1	3.5	3.1	4.2	3.5	2.0
Water	6.9	—	—	—	—	—
Subtotal	95.4	94.5	94.5	93.4	97.1	97.6
Short-Term Investments	2.9	—	4.4	7.1	—	2.2
Repurchase Agreement	—	5.0	—	—	—	—
Total Investments	98.3%	99.5%	98.9%	100.5%	97.1%	99.8%

Industry	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Multi- Strategy Portfolio	Lazard Emerging Markets Debt Portfolio	Lazard Explorer Total Return Portfolio	Lazard Global Realty Equity Portfolio
Alcohol & Tobacco	—%	1.8%	1.0%	—%	—%	—%
Apparel & Textiles	0.7	0.3	0.2	—	—	—
Automotive	3.0	0.4	0.4	0.2	0.9	—
Banking	18.7	19.9	12.7	3.1	6.5	—
Building Materials	—	—	0.3	0.2	1.0	—
Cable Television	—	0.5	0.3	—	—	—
Chemicals	—	0.2	—	—	—	—
Commercial Services	—	1.6	0.9	—	—	—
Computer Software	5.5	3.9	2.2	—	—	—
Construction & Engineering	1.9	1.4	1.2	0.2	—	—
Consumer Products	2.4	1.0	0.6	—	—	—
Diamonds & Precious Stones	—	—	0.1	0.2	1.0	—
Diversified	—	1.3	0.7	—	—	—
Electric	1.6	—	—	0.4	—	—
Energy	—	—	1.5	3.7	5.5	—
Energy Exploration & Production	5.5	3.7	2.5	1.0	1.0	—
Energy Integrated	5.2	5.5	4.5	2.0	6.2	—
Energy Services	2.9	1.9	1.4	0.2	0.9	—
Financial Services	2.7	2.3	1.6	0.1	0.9	—
Food & Beverages	—	1.7	1.0	—	—	—
Forest & Paper Products	—	1.6	1.0	0.1	—	—
Household & Personal Products	—	1.8	1.1	—	—	—
Housing	1.7	1.0	0.6	—	—	0.4
Insurance	2.0	2.5	1.4	—	—	—
Leisure & Entertainment	4.9	5.4	3.3	0.2	—	—
Manufacturing	10.1	6.7	3.9	—	—	—
Metals & Mining	5.1	3.6	2.4	0.5	2.4	—
Pharmaceutical & Biotechnology	2.0	1.2	0.7	—	—	—
Real Estate	3.4	3.5	2.0	—	—	96.9
Restaurants	—	—	—	0.1	—	—
Retail	3.0	3.0	1.8	—	—	—
Semiconductors & Components	8.2	6.6	3.7	—	—	—
Technology Hardware	1.0	1.8	1.1	—	—	—
Telecommunications	—	5.9	3.6	0.5	0.5	—
Transportation	6.0	2.8	1.7	—	—	—
Subtotal	97.5	94.8	61.4	12.7	26.8	97.3
Foreign Government Obligations	—	—	16.8	60.7	50.8	—
Supranationals	—	—	—	—	—	—
US Municipal Bonds	—	—	—	—	—	—
US Treasury Securities	—	—	13.7	—	—	—
Short-Term Investments	2.4	4.2	10.2	6.2	19.9	0.2
Total Investments	99.9%	99.0%	102.1%	79.6%	97.5%	97.5%

Industry	Lazard Global Fixed Income Portfolio
Aerospace & Defense	2.2%
Alcohol & Tobacco	0.8
Automotive	2.7
Banking	3.5
Building Materials	0.3
Cable Television	1.3
Consumer Products	0.7
Electric	2.0
Electric Generation	0.4
Energy Exploration & Production	2.2
Energy Integrated	2.7
Energy Services	0.5
Financial Services	5.1
Food & Beverages	1.2
Gaming	0.5
Health Services	0.8
Metals & Mining	2.4
Packaging	0.5
Pharmaceutical & Biotechnology	0.5
Restaurants	0.4
Technology Hardware	1.1
Telecommunications	1.4
Transportation	1.3
Subtotal	34.5
Foreign Government Obligations	53.1
Supranationals	7.0
US Municipal Bonds	3.8
Short-Term Investments	0.2
Total Investments	98.6%

Valuation of Investments:

Net asset value per share for each Class of each Portfolio is determined by State Street Bank and Trust Company for The Lazard Funds, Inc. (the “Fund”) on each day the New York Stock Exchange (the “NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Swap agreements, such as credit default and interest rate swap agreements and swap agreements with respect to equity securities, are valued by an independent pricing service. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value. Repurchase agreements are valued at the principal amounts plus accrued interest.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2013:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2013

US Equity Concentrated Portfolio

Common Stocks	$214,864,392	$—	$—	$214,864,392
Short-Term Investment	—	29,799,446	—	29,799,446
Total	$214,864,392	$29,799,446	$—	$244,663,838

US Strategic Equity Portfolio

Common Stocks	$115,307,018	$—	$—	$115,307,018
Preferred Stock*	—	—	—	—
Short-Term Investment	—	4,158,252	—	4,158,252
Total	$115,307,018	$4,158,252	$—	$119,465,270

US Mid Cap Equity Portfolio

Common Stocks	$51,333,965	$—	$—	$51,333,965
Preferred Stock*	—	—	—	—
Short-Term Investment	—	1,252,869	—	1,252,869
Total	$51,333,965	$1,252,869	$—	$52,586,834

US Small-Mid Cap Equity Portfolio

Common Stocks	$335,829,757	$—	$—	$335,829,757
Preferred Stock*	—	—	—	—
Repurchase Agreement	—	14,142,000	—	14,142,000
Total	$335,829,757	$14,142,000	$—	$349,971,757

Global Listed Infrastructure Portfolio

Assets:
Common Stocks	$518,246,336	$—	$—	$518,246,336
Right	518,349	—	—	518,349
Short-Term Investment	—	15,638,299	—	15,638,299
Other Financial Instruments** Forward Currency Contracts	—	635,612	—	635,612
Total	$518,764,685	$16,273,911	$—	$535,038,596
Liabilities:
Other Financial Instruments** Forward Currency Contracts	$—	$(1,504,851)	$—	$(1,504,851)

International Equity Portfolio

Common Stocks:
Thailand	$—	$1,417,903	$—	$1,417,903
Other	184,129,432	—	—	184,129,432
Repurchase Agreement	—	9,818,000	—	9,818,000
Total	$184,129,432	$11,235,903	$—	$195,365,335

International Equity Select Portfolio

Common Stocks:
Russia	$231,749	$175,728	$—	$407,477
Other	16,391,703	—	—	16,391,703
Short-Term Investment	—	776,951	—	776,951
Total	$16,623,452	$952,679	$—	$17,576,131

International Strategic Equity Portfolio

Common Stocks	$2,410,719,545	$—	$—	$2,410,719,545
Short-Term Investment	—	183,235,775	—	183,235,775
Total	$2,410,719,545	$183,235,775	$—	$2,593,955,320

International Small Cap Equity Portfolio

Common Stocks	$58,260,860	$—	$—	$58,260,860
Preferred Stocks	1,166,379	—	—	1,166,379
Total	$59,427,239	$—	$—	$59,427,239

Emerging Markets Equity Portfolio

Common Stocks:
Russia	$886,138,773	$935,206,302	$—	$1,821,345,075
Thailand	144,313,939	228,433,155	—	372,747,094
Other	12,492,425,422	—	—	12,492,425,422
Preferred Stock	185,796,086	—	—	185,796,086
Short-Term Investment	—	328,070,203	—	328,070,203
Total	$13,708,674,220	$1,491,709,660	$—	$15,200,383,880

Developing Markets Equity Portfolio

Common Stocks:
Russia	$85,824,408	$13,282,175	$—	$99,106,583
Other	446,697,048	—	—	446,697,048
Preferred Stocks	20,890,172	—	—	20,890,172
Short-Term Investment	—	13,981,337	—	13,981,337
Total	$553,411,628	$27,263,512	$—	$580,675,140

Emerging Markets Equity Blend Portfolio

Common Stocks:
Russia	$71,617,626	$13,557,540	$—	$85,175,166
Thailand	—	7,989,108	—	7,989,108
Other	431,867,325	—	—	431,867,325
Preferred Stocks	18,031,435	—	—	18,031,435
Warrant	55,856	—	—	55,856
Short-Term Investment	—	23,852,637	—	23,852,637
Total	$521,572,242	$45,399,285	$—	$566,971,527

Emerging Markets Multi-Strategy Portfolio

Assets:
Common Stocks:
Russia	$15,516,856	$2,966,137	$—	$18,482,993
Thailand	—	1,843,981	—	1,843,981
Other	94,450,012	—	—	94,450,012
Preferred Stocks	3,952,822	—	—	3,952,822
Warrant	27,303	—	—	27,303
Corporate Bonds	—	9,595,069	—	9,595,069
Foreign Government Obligations	—	36,641,363	—	36,641,363
Quasi Government Bonds	—	5,211,254	—	5,211,254
US Treasury Securities	—	29,810,150	—	29,810,150
Short-Term Investment	—	22,131,608	—	22,131,608
Purchased Option	—	16,450	—	16,450
Other Financial Instruments* Credit Default Swap Agreements	—	18,152	—	18,152
Forward Currency Contracts	—	558,931	—	558,931
Interest Rate Swap Agreements	—	4,716	—	4,716
Total	$113,946,993	$108,797,811	$—	$222,744,804
Liabilities:
Other Financial Instruments* Credit Default Swap Agreements	$—	$(524,712)	$—	$(524,712)
Forward Currency Contracts	—	(476,440)	—	(476,440)
Interest Rate Swap Agreements	—	(91,048)	—	(91,048)
Total	$—	$(1,092,200)	$—	$(1,092,200)

Lazard Emerging Markets Debt Portfolio

Assets:
Corporate Bonds	$—	$24,159,146	$—	$24,159,146
Foreign Government Obligations	—	252,044,265	—	252,044,265
Quasi Government Bonds	—	28,443,381	—	28,443,381
Short-Term Investment	—	25,912,642	—	25,912,642
Purchased Option	—	65,800	—	65,800
Other Financial Instruments** Forward Currency Contracts	—	1,486,974	—	1,486,974
Total	$—	$332,112,208	$—	$332,112,208
Liabilities:
Other Financial Instruments** Forward Currency Contracts	$—	$(951,873)	$—	$(951,873)
Interest Rate Swap Agreements	—	(196,814)	—	(196,814)
Total	$—	$(1,148,687)	$—	$(1,148,687)

Explorer Total Return Portfolio

Assets:
Corporate Bonds	$—	$3,879,780	$—	$3,879,780
Foreign Government Obligations	—	11,107,912	—	11,107,912
Quasi Government Bonds	—	1,981,702	—	1,981,702
Short-Term Investment	—	4,341,811	—	4,341,811
Other Financial Instruments** Credit Default Swap Agreements	—	5,653	—	5,653
Forward Currency Contracts	—	96,703	—	96,703
Interest Rate Swap Agreements	—	1,900	—	1,900
Total	$—	$21,415,461	$—	$21,415,461
Liabilities:
Other Financial Instruments** Credit Default Swap Agreements	$—	$(14,361)	$—	$(14,361)
Forward Currency Contracts	—	(44,006)	—	(44,006)
Interest Rate Swap Agreements	—	(5,856)	—	(5,856)
Total	$—	$(64,223)	$—	$(64,223)

US Realty Income Portfolio

Common Stocks	$10,588,105	$—	$—	$10,588,105
Preferred Stocks	46,989,021	—	—	46,989,021
Real Estate Investment Trusts	84,152,579	—	—	84,152,579
Short-Term Investment	—	1,446,553	—	1,446,553
Total	$141,729,705	$1,446,553	$—	$143,176,258

US Realty Equity Portfolio

Common Stock	$1,002,667	$—	$—	$1,002,667
Real Estate Investment Trusts	76,669,605	—	—	76,669,605
Short-Term Investment	—	176,644	—	176,644
Total	$77,672,272	$176,644	$—	$77,848,916

Global Realty Equity Portfolio

Common Stocks:
Thailand	$28,788	$22,798	$—	$51,586
Other	2,621,497	—	—	2,621,497
Open-End Management Investment Company	81,628	—	—	81,628
Real Estate Investment Trusts	4,806,122	—	—	4,806,122
Short-Term Investment	—	15,916	—	15,916
Total	$7,538,035	$38,714	$—	$7,576,749

US Short Duration Fixed Income Portfolio

Corporate Bonds	$—	$12,811,053	$—	$12,811,053
Municipal Bonds	—	5,422,692	—	5,422,692
US Government Securities	—	21,405,065	—	21,405,065
US Treasury Security	—	14,156,811	—	14,156,811
Short-Term Investment	—	559,409	—	559,409
Total	$—	$54,355,030	$—	$54,355,030

US Corporate Income Portfolio

Corporate Bonds	$—	$167,544,440	$—	$167,544,440
Short-Term Investment	—	5,078,982	—	5,078,982
Total	$—	$172,623,422	$—	$172,623,422

Global Fixed Income Portfolio

Assets:
Corporate Bonds	$—	$1,646,769	$—	$1,646,769
Foreign Government Obligations	—	2,976,072	—	2,976,072
Quasi Government Bonds	—	291,255	—	291,255
Supranationals	—	391,947	—	391,947
US Municipal Bonds	—	211,686	—	211,686
Short-Term Investment	—	9,171	—	9,171
Other Financial Instruments** Forward Currency Contracts	—	24,206	—	24,206
Total	$—	$5,551,106	$—	$5,551,106
Liabilities:
Other Financial Instruments** Forward Currency Contracts	$—	$(46,190)	$—	$(46,190)

Capital Allocator Opportunistic Strategies Portfolio

Assets:
Exchange-Traded Funds	$179,573,887	$—	$—	$179,573,887
Closed-End Management Investment Companies	14,168,910	—	—	14,168,910
Short-Term Investment	—	33,769,809	—	33,769,809
Purchased Option	—	24,723	—	24,723
Total	$193,742,797	$33,794,532	$—	$227,537,329
Liabilities:
Other Financial Instruments** Total Return Swap Agreement	$—	$(78,690)	$—	$(78,690)

* The Preferred Stock was reported in the Portfolios of Investments at zero market value.

** Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (See footnote (e)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The fixed-income securities included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The options included in Level 2 were valued at the last sales prices at the close of business of the exchanges on which they trade. The swap agreements included in Level 2 were valued by an independent pricing service. The short-term investment included in Level 2 (a money market fund) was valued at the fund’s net asset value. The repurchase agreements included in Level 2 were valued at the principal amounts plus accrued interest.

The fair value measurement process for the Level 3 preferred stock of Better Place, Inc., a company that was working to build the infrastructure to deliver a range of services relating to the use of electric vehicles, including battery charging and swap stations, includes significant unobservable inputs, including the recent bankruptcy filing of the company, which is reflected in its current valuation of zero.

In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (other than those securities described in footnote (e)) in the Global Listed Infrastructure, International Equity, International Equity Select, International Strategic Equity, International Small Cap Equity, Emerging Market Equity, Developing Markets Equity, Emerging Markets Equity Blend, Emerging Markets Multi-Strategy, and Global Realty Equity Portfolios were transferred from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. There were no other transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2013.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2013:

Description	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2013	Net Change in Unrealized Depreciation from Investments Still Held at September 30, 2013

US Strategic Equity
Preferred Stock*	$23,582	$—	$—	$(23,582)	$—	$—	$—	$—	$—	$(23,582)

US Mid Cap Equity
Preferred Stock*	$67,990	$—	$—	$(67,990)	$—	$—	$—	$—	$—	$(67,990)

US Small-Mid Cap Equity
Preferred Stock*	$23,551	$—	$—	$(23,551)	$—	$—	$—	$—	$—	$(23,551)

* The Preferred stock was reported in the Portfolios of Investments at zero market value.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

              Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2013

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 29, 2013